UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	4/30/2019

Item 1 – Reports to Stockholders

PGIM GLOBAL TOTAL RETURN FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Global Total Return Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Total Return Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return Fund

June 14, 2019

PGIM Global Total Return Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	6.58	–2.83	1.50	5.78	—
Class B	6.19	–3.92	1.51	5.48	—
Class C	6.20	0.01	1.68	5.57	—
Class Z	6.67	1.99	2.71	6.54	—
Class R2	6.55	1.67	N/A	N/A	1.51 (12/27/17)
Class R4	6.52	1.93	N/A	N/A	1.77 (12/27/17)
Class R6	6.67	2.03	2.71	N/A	3.55 (2/3/12)
Bloomberg Barclays Global Aggregate Bond Index
	4.28	0.94	0.75	2.93	—
Lipper Global Income Funds Average**
	4.44	1.82	1.40	4.11	—
Lipper Custom Global Income Funds Average**
	4.27	0.49	0.84	3.87	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**The Lipper Custom Global Income Funds Average consists only of unhedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. The Lipper Custom Global Income Funds Average is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	1.00%	None	0.25%	None	None
Shareholder service fees	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

PGIM Global Total Return Fund	7

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays Global Aggregate Bond Index—The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes euro dollar and euro-yen corporate bonds, and Canadian government, agency, and corporate securities. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 0.51% and 1.00% for Class R6 shares.

Lipper Global Income Funds Average—The Lipper Global Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Income Funds universe for the periods noted. Funds in the Lipper Average invest primarily in US dollar and non-US dollar debt securities of issuers located in at least three countries, one of which may be the United States. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 1.14% and 1.83% for Class R6 shares.

Lipper Custom Global Income Funds Average—The Lipper Custom Global Income Funds Average (Lipper Custom Average) consists only of unhedged funds within Lipper’s Global Income Funds universe and not the entire Global Income Funds universe, although Lipper classifies the Fund in the Global Income Funds Performance universe. The average annual total return for the Lipper Custom Average measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 0.35% and 1.38% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.12	2.43	2.29
Class B	0.09	1.80	0.55
Class C	0.09	1.80	1.72
Class Z	0.12	2.80	2.75
Class R2	0.11	2.33	–60.07
Class R4	0.12	2.60	0.34
Class R6	0.13	2.87	2.87

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 4/30/19 (%)
AAA	22.4
AA	9.0
A	21.1
BBB	25.6
BB	9.2
B	4.3
CCC	0.5
Not Rated	7.2
Cash/Cash Equivalents	0.6
Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

PGIM Global Total Return Fund	9

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,065.80	0.88%	$4.51
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class B	Actual	$1,000.00	$1,061.90	1.63%	$8.33
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class C	Actual	$1,000.00	$1,062.00	1.63%	$8.33
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class Z	Actual	$1,000.00	$1,066.70	0.63%	$3.23
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Class R2	Actual	$1,000.00	$1,065.50	1.08%	$5.53
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class R4	Actual	$1,000.00	$1,065.20	0.83%	$4.25
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Class R6	Actual	$1,000.00	$1,066.70	0.56%	$2.87
	Hypothetical	$1,000.00	$1,022.02	0.56%	$2.81

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Global Total Return Fund	11

Schedule of Investments (unaudited)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.2%

ASSET-BACKED SECURITIES 17.1%

Cayman Islands 10.1%
ArrowMark Colorado Holdings, Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.877	%(c)	07/15/29	500	$499,365
Atlas Senior Loan Fund Ltd., Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	3.901	(c)	01/16/30	500	498,319
Bain Capital Credit CLO, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.552	(c)	04/23/31	3,500	3,439,768
Battalion CLO Ltd., Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.941	(c)	07/18/30	2,000	1,999,161
Benefit Street Partners CLO Ltd.,
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	07/15/29	1,250	1,250,566
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	10/15/30	750	749,538
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.938	(c)	01/17/28	4,000	3,902,894
Canyon Capital CLO Ltd., Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	04/15/29	3,750	3,737,051
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.558	(c)	04/17/31	9,000	8,870,552
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%	3.912	(c)	01/20/32	8,500	8,498,519
Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020%	3.611	(c)	04/20/31	12,500	12,332,626
Catamaran CLO Ltd., Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.852	(c)	04/22/30	2,500	2,488,854
Cent CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.613	(c)	04/30/31	15,000	14,797,231
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.616	(c)	04/26/31	7,000	6,885,302

See Notes to Financial Statements.

PGIM Global Total Return Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)
ICG US CLO Ltd., Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.872	%(c)	10/23/29	3,500	$3,491,307
KVK CLO Ltd., Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650%	4.294	(c)	05/20/29	5,000	4,959,828
Mariner CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.690	(c)	04/25/31	6,250	6,165,264
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.294	(c)	02/20/31	2,000	1,963,353
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.741	(c)	07/20/31	2,000	1,977,991
Mountain View CLO Ltd., Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.377	(c)	07/15/31	5,750	5,679,937
OCP CLO Ltd., Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.857	(c)	07/15/30	750	747,278
OZLM Ltd.,
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%	3.668	(c)	04/17/31	5,500	5,430,899
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.338	(c)	04/17/31	2,000	1,975,262
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.833	(c)	10/30/30	1,000	997,112
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.642	(c)	04/20/31	5,000	4,932,622
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	4.242	(c)	04/20/31	3,000	2,968,673
Palmer Square CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.941	(c)	05/21/29	3,750	3,763,396
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.861	(c)	07/20/30	1,750	1,749,381
Regatta VIII Funding Ltd., Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	3.838	(c)	10/17/30	2,000	1,989,999
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.838	(c)	05/07/31	5,000	4,952,886

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)
Shackleton CLO Ltd., (cont’d.)
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.439	%(c)	05/07/31	6,500	$6,412,097
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.832	(c)	07/20/30	500	499,004
Sound Point CLO Ltd.,
Series 2016-02A, Class BR, 144A, 3 Month LIBOR + 1.800%	4.391	(c)	10/20/28	3,000	2,997,308
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.812	(c)	10/20/30	500	498,037
TCW CLO Ltd., Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.050%	3.630	(c)	04/25/31	15,000	14,827,972
Telos CLO Ltd., Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.888	(c)	07/17/26	1,000	1,002,751
TIAA CLO Ltd., Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.792	(c)	07/20/31	2,000	1,981,024
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300%	3.892	(c)	07/20/27	5,188	5,066,898
Trinitas CLO Ltd.,
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.997	(c)	07/15/27	5,000	4,937,816
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	3.900	(c)	07/25/29	2,500	2,501,678
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	4.097	(c)	04/15/29	3,700	3,654,917
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.550	(c)	04/25/31	4,500	4,423,775
Wellfleet CLO Ltd.,
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.841	(c)	10/20/29	1,500	1,496,253
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.738	(c)	01/17/31	2,500	2,478,205
York CLO Ltd., Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.741	(c)	01/22/31	5,000	4,969,643

See Notes to Financial Statements.

PGIM Global Total Return Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.787	%(c)	07/15/31		8,500	$8,331,050
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.967	(c)	07/15/29		4,250	4,261,305
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.887	(c)	04/15/30		750	751,522
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.547	(c)	04/15/29		7,250	7,170,053

						201,956,242

Ireland 0.8%
Arbour CLO DAC, Series 3A, Class B1R, 144A	1.920		03/15/29	EUR	4,000	4,479,934
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500		11/15/31	EUR	1,500	1,680,312
Hayfin Emerald CLO DAC,
Series 02A, Class B1, 144A, 3 Month EURIBOR + 1.850%	1.850	(c)	05/27/32	EUR	2,750	3,079,413
Series 02A, Class B2, 144A	2.650		05/27/32	EUR	4,000	4,486,400
OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150		01/20/32	EUR	3,000	3,368,091

						17,094,150

Netherlands 0.1%
St. Paul’s CLO DAC, Series 7A, Class B2R, 144A	2.400		04/30/30	EUR	1,000	1,119,250

Spain 0.4%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	03/16/23	EUR	7,907	8,850,801

United States 5.7%
ABFC Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	3.177	(c)	06/25/34		797	789,130
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4, 1 Month LIBOR + 0.960%	3.437	(c)	04/25/35		436	437,048

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-2, Class M3, 1 Month LIBOR + 2.655%	5.132	%(c)	08/25/32	529	$527,103
Series 2002-3, Class M3, 1 Month LIBOR + 2.850%	5.327	(c)	08/25/32	290	288,816
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%	3.437	(c)	09/25/34	56	55,845
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%	3.302	(c)	05/25/34	53	52,694
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360%	3.197	(c)	10/25/35	460	461,134
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.753	(c)	05/17/31	15,000	14,727,943
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%	3.377	(c)	03/25/34	161	161,039
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2, 1 Month LIBOR + 0.800%	3.277	(c)	05/25/34	204	204,908
Chase Funding Trust,
Series 2003-4, Class 2A2, 1 Month LIBOR + 0.600%	3.077	(c)	05/25/33	880	863,725
CHEC Loan Trust,
Series 2004-1, Class A3, 144A, 1 Month LIBOR + 1.000%	3.477	(c)	07/25/34	738	731,252
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.836	(c)	10/25/37	1,221	1,232,561
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1, 1 Month LIBOR + 1.500%	3.977	(c)	03/25/33	120	120,281
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.652	(c)	12/26/46	1,370	1,380,726
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.886	(c)	08/25/37	3,007	3,001,694
Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58	3,308	3,322,003
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%	2.957	(c)	01/25/34	721	701,035
Finance America Mortgage Loan Trust, Series 2004-02, Class M1, 1 Month LIBOR + 0.825%	3.302	(c)	08/25/34	555	554,367

See Notes to Financial Statements.

PGIM Global Total Return Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060%		11/15/30	5,000	$5,181,723
Fremont Home Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.675%	3.152	(c)	02/25/34	336	333,069
Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	3.347	(c)	05/25/34	627	624,240
Home Equity Asset Trust, Series 2005-9, Class 2A4, 1 Month LIBOR + 0.340%	2.817	(c)	04/25/36	60	59,663
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	3.157		02/25/43	3,430	4,363,077
Series 2018-C, Class A, 144A	3.100	(cc)	08/25/43	5,545	5,688,780
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000		01/25/59	1,937	1,952,139
Series 2019-GS02, Class A1, 144A	3.750		01/25/59	2,200	2,203,985
Series 2019-GS03, Class A1, 144A	3.750		04/25/59	1,100	1,100,717
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54	1,558	1,556,016
Lendmark Funding Trust,
Series 2017-01A, Class B, 144A	3.770		12/22/25	700	701,066
Series 2017-02A, Class B, 144A	3.380		05/20/26	2,000	1,990,919
Series 2017-02A, Class C, 144A	4.330		05/20/26	700	700,224
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620%	3.097	(c)	08/25/33	850	854,111
Series 2004-03, Class M1, 1 Month LIBOR + 0.855%	3.332	(c)	07/25/34	153	151,611
LSFVT, Series 2018-01, 1 Month LIBOR + 2.000%^	3.982	(c)	04/01/21	11,778	11,742,645
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%	3.377	(c)	04/25/34	1,755	1,737,335
Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200%	3.677	(c)	08/25/35	65	65,421
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050%	3.527	(c)	09/25/33	151	150,100
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, 1 Month LIBOR + 0.980%	3.457	(c)	02/25/33	215	215,028
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%	3.602	(c)	10/25/33	190	189,981
Series 2005-C, Class A2C, 1 Month LIBOR + 0.250%	2.727	(c)	12/25/35	21	20,624
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class C, 144A	3.910		08/16/21	1,900	1,913,822
Series 2017-02A, Class D, 144A	3.420		10/15/24	700	701,128

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
OneMain Direct Auto Receivables Trust, (cont’d.)
Series 2017-02A, Class E, 144A	4.740%		11/14/25		1,000	$1,016,993
Series 2019-01A, Class A, 144A	3.630		09/14/27		5,900	5,964,750
Series 2019-01A, Class B, 144A	3.950		11/14/28		1,300	1,315,950
OneMain Financial Issuance Trust,
Series 2015-02A, Class C, 144A	4.320		07/18/25		1,291	1,293,169
Series 2016-01A, Class A, 144A	3.660		02/20/29		715	718,114
Series 2016-02A, Class A, 144A	4.100		03/20/28		53	52,935
Series 2017-01A, Class C, 144A	3.350		09/14/32		400	395,667
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230		06/08/23		1,000	995,317
Series 2017-B, Class A, 144A	3.220		10/10/23		2,600	2,586,682
Series 2018-A, Class A, 144A	3.610		03/08/24		1,330	1,333,029
Series 2018-C, Class A, 144A	4.100		10/08/24		2,100	2,127,668
Series 2018-D, Class A, 144A	4.150		12/09/24		1,500	1,523,688
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660%	3.137	(c)	11/25/33		770	764,038
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.827	(c)	04/25/23		4,290	4,310,504
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.327	(c)	02/25/23		1,020	1,021,932
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.127	(c)	08/25/25		2,300	2,307,161
Popular ABS Mortgage Pass-Through Trust, Series 2004-04, Class M1	5.181	(cc)	09/25/34		110	112,334
Santander Drive Auto Receivables Trust, Series 2017-03, Class C	2.760		12/15/22		400	400,587
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)	0.239	(c)	07/25/39	EUR	3,520	3,814,269
Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.750	(c)	07/25/25		6,600	6,053,550
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29		917	916,526
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160		11/15/24		87	86,814
Series 2017-AA, Class C, 144A	3.860		07/15/30		800	805,199
Structured Asset Investment Loan Trust,
Series 2003-BC03, Class M1, 1 Month LIBOR + 1.425%	3.902	(c)	04/25/33		143	143,008

See Notes to Financial Statements.

PGIM Global Total Return Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
Structured Asset Investment Loan Trust, (cont’d.)
Series 2004-08, Class A8, 1 Month LIBOR + 1.000%	3.477	%(c)	09/25/34		376	$377,505
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3, 1 Month LIBOR + 0.430%	2.907	(c)	05/25/35		81	80,544

						114,328,661

TOTAL ASSET-BACKED SECURITIES (cost $345,481,556)						343,349,104

BANK LOANS 0.2%

United Kingdom 0.0%
Richmond UK Bidco Ltd., Facility B, 1 Month GBP LIBOR + 4.250%	4.982	(c)	03/03/24	GBP	134	165,437

United States 0.2%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.376	(c)	02/27/23		2,985	2,988,694
Ceva Sante Animale SA, Term Loan	—	(p)	03/27/26		1,575	1,774,248

						4,762,942

TOTAL BANK LOANS (cost $4,885,804)						4,928,379

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.8%

United Kingdom 0.0%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor N/A)	2.456	(c)	01/23/29	GBP	500	655,880

United States 6.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203	(cc)	05/15/35		1,000	944,541
Series 2018-20TS, Class H, 144A	3.203	(cc)	05/15/35		1,000	925,155
BANK,
Series 2017-BNK05, Class A3	3.020		06/15/60		3,600	3,603,345
Series 2017-BNK06, Class A3	3.125		07/15/60		4,400	4,412,173
Series 2017-BNK07, Class A4	3.175		09/15/60		5,000	5,003,648

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
BANK, (cont’d.)
Series 2017-BNK09, Class A3	3.279%		11/15/54	3,000	$3,020,879
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544		02/15/51	5,000	5,120,201
Series 2018-B03, Class A3	3.746		04/10/51	7,200	7,452,554
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.608	(cc)	05/10/47	27,500	606,353
Series 2016-GC37, Class XB, IO	0.853	(cc)	04/10/49	33,868	1,502,283
Series 2016-P4, Class XB, IO	1.505	(cc)	07/10/49	9,100	779,277
Series 2017-P8, Class A2	3.109		09/15/50	2,000	2,015,013
Series 2018-B02, Class A3	3.744		03/10/51	7,500	7,802,629
COMM Mortgage Trust,
Series 2012-CR01, Class XA, IO	2.041	(cc)	05/15/45	3,495	164,733
Series 2014-CR19, Class A3	3.530		08/10/47	1,000	1,009,140
Series 2014-UBS4, Class XB, IO, 144A	0.285	(cc)	08/10/47	50,000	564,325
Series 2015-CR24, Class A4	3.432		08/10/48	4,100	4,190,191
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095		04/15/51	2,250	2,358,797
DBJPM Mortgage Trust,
Series 2016-C3, Class A3	2.362		08/10/49	1,500	1,458,705
Series 2017-C06, Class A3	3.269		06/10/50	4,400	4,465,399
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935	(cc)	12/10/36	3,000	2,837,102
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(cc)	09/10/35	500	498,850
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.098	(cc)	01/25/20	17,922	76,218
Series K007, Class X1, IO	1.203	(cc)	04/25/20	24,451	166,197
Series K008, Class X1, IO	1.662	(cc)	06/25/20	11,251	145,189
Series K019, Class X1, IO	1.759	(cc)	03/25/22	9,264	367,205
Series K020, Class X1, IO	1.538	(cc)	05/25/22	10,692	383,186
Series K025, Class X1, IO	0.957	(cc)	10/25/22	18,640	463,865
Series K037, Class X1, IO	1.143	(cc)	01/25/24	10,653	411,512
Series K043, Class X1, IO	0.668	(cc)	12/25/24	12,267	326,142
Series K049, Class X1, IO	0.732	(cc)	07/25/25	41,201	1,324,011
Series K052, Class X1, IO	0.800	(cc)	11/25/25	12,370	446,369
Series K053, Class X1, IO	1.026	(cc)	12/25/25	45,791	2,290,277
Series K054, Class X1, IO	1.314	(cc)	01/25/26	31,089	2,068,120
Series K058, Class X1, IO	1.057	(cc)	08/25/26	41,590	2,369,949
Series K090, Class X1, IO	0.706	(cc)	02/25/29	23,000	1,383,770
Series K717, Class X1, IO	0.600	(cc)	09/25/21	11,015	105,502

See Notes to Financial Statements.

PGIM Global Total Return Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series Q001, Class XA, IO	2.254	%(cc)	02/25/32		6,567	$917,019
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.602	(cc)	04/10/47		30,000	616,785
Series 2014-GC22, Class XB, IO	0.454	(cc)	06/10/47		35,000	603,901
Series 2014-GC24, Class XB, IO	0.021	(cc)	09/10/47		83,262	77,592
Series 2014-GC26, Class XB, IO	0.456	(cc)	11/10/47		56,483	1,025,505
Series 2018-GS09, Class A3	3.727		03/10/51		7,000	7,262,028
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515		03/15/49		1,500	1,522,503
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A3	3.342		03/15/50		1,600	1,613,628
Series 2017-JP06, Class A3	3.108		07/15/50		4,600	4,598,156
Series 2017-JP07, Class A3	3.378		09/15/50		5,100	5,185,441
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA, IO	0.924	(cc)	05/15/48		26,338	1,005,080
Series 2016-C31, Class A3	2.731		11/15/49		2,211	2,185,097
Morgan Stanley Capital I Trust,
Series 2016-UBS09, Class A2	2.982		03/15/49		1,200	1,206,318
Series 2017-H01, Class A3	3.153		06/15/50		4,500	4,532,215
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301		10/15/50		6,500	6,521,059
Series 2017-C06, Class A3	3.581		12/15/50		5,000	5,130,202
Series 2017-C07, Class A3	3.418		12/15/50		4,400	4,446,835
UBS-Barclays Commercial Mortgage Trust, Series 2012-C02, Class XA, IO, 144A	1.477	(cc)	05/10/63		4,437	156,886
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.095	(cc)	07/15/48		24,000	1,468,620
Series 2016-LC24, Class XB, IO	1.161	(cc)	10/15/49		20,910	1,369,239
Series 2017-C40, Class A3	3.317		10/15/50		2,600	2,621,017
Series 2018-C43, Class A3	3.746		03/15/51		8,350	8,668,408

						135,796,339

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $135,441,527)						136,452,219

CONVERTIBLE BONDS 0.3%

United Arab Emirates
Aabar Investments PJSC,
Sr. Unsec’d. Notes, EMTN	0.500		03/27/20	EUR	2,200	2,369,483

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CONVERTIBLE BONDS (Continued)

United Arab Emirates (cont’d.)
Aabar Investments PJSC, (cont’d.)
Sr. Unsec’d. Notes, MTN	1.000%	03/27/22	EUR	3,700	$3,741,945

TOTAL CONVERTIBLE BONDS (cost $6,243,284)					6,111,428

CORPORATE BONDS 25.7%

Australia 0.1%
Westpac Banking Corp., Sr. Unsec’d. Notes, EMTN	4.350	01/19/21	CNH	8,770	1,323,357

Brazil 0.1%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	500	665,561
Gtd. Notes	6.625	01/16/34	GBP	850	1,206,099

					1,871,660

Canada 0.9%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	37,918
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	51,147
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	57,813
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,050	4,117,635
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		510	513,187
Canadian Natural Resources Ltd., Sr. Unsec’d. Notes	3.850	06/01/27		1,650	1,667,275
Cenovus Energy, Inc., Sr. Unsec’d. Notes(a)	4.250	04/15/27		3,500	3,521,824
Hydro-Quebec,
Gov’t. Gtd. Notes	8.400	01/15/22		72	82,454
Gov’t. Gtd. Notes	8.625	06/15/29		600	867,171
Gov’t. Gtd. Notes	9.400	02/01/21		730	812,855
Gov’t. Gtd. Notes, MTN	8.400	03/28/25		654	845,236
Kinross Gold Corp., Gtd. Notes	5.950	03/15/24		1,000	1,076,260
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,508,867

See Notes to Financial Statements.

PGIM Global Total Return Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)
Nutrien Ltd.,
Sr. Unsec’d. Notes	3.375%		03/15/25			1,450	$1,443,809
Sr. Unsec’d. Notes	4.200		04/01/29			490	508,318
Sr. Unsec’d. Notes	6.125		01/15/41			25	29,378
Rogers Communications, Inc., Gtd. Notes	3.250		05/01/29		CAD	700	524,752

							17,665,899

China 0.6%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series C	3.955		03/29/23			4,098	4,093,656
China Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500		06/01/21		EUR	1,000	1,129,014
Sr. Unsec’d. Notes, EMTN	4.350		08/06/24		CNH	2,000	303,902
Sr. Unsec’d. Notes, EMTN	4.350		09/19/24		CNH	1,650	250,842
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750		06/14/22		EUR	4,500	5,130,277
Sinopec Century Bright Capital Investment Ltd., Gtd. Notes	4.500		10/31/21		CNH	10,000	1,515,412
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500		04/28/20			500	497,989

							12,921,092

Dominican Republic 0.0%
Mestenio Ltd. for Dominican Republic, Pass-Through Certificates	8.500		01/02/20			562	573,750

France 1.2%
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	3.375		01/09/25			4,800	4,747,236
Sr. Unsec’d. Notes, EMTN^	6.420		09/11/23		MXN	250	11,763
Credit Agricole Assurances SA, Sub. Notes	4.250	(ff)	—	(rr)	EUR	2,000	2,419,219
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN	0.875		09/07/21		GBP	200	258,625
Gov’t. Liquid Gtd. Notes, EMTN	2.000		01/22/21		EUR	1,000	1,165,686
Gov’t. Liquid Gtd. Notes, EMTN	2.125		02/12/25		GBP	1,000	1,339,394
Horizon Parent Holdings Sarl, Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250		02/15/22		EUR	300	344,566

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)
Loxam SAS,
Sr. Sec’d. Notes, 144A	2.875%		04/15/26		EUR	1,100	$1,230,676
Sr. Sub. Notes, 144A	4.500		04/15/27		EUR	1,100	1,239,189
SNCF Mobilites, Sr. Unsec’d. Notes, EMTN	5.375		03/18/27		GBP	1,622	2,664,584
SNCF Reseau EPIC,
Sr. Unsec’d. Notes	4.700		06/01/35		CAD	1,500	1,356,203
Sr. Unsec’d. Notes, EMTN	5.250		12/07/28		GBP	1,000	1,688,234
Societe Generale SA, Sr. Unsec’d. Notes, 144A, MTN	3.875		03/28/24			5,055	5,108,526

							23,573,901

Germany 0.8%
BMW Finance NV, Gtd. Notes, EMTN	4.250		10/18/20		CNH	5,000	752,254
Daimler International Finance BV,
Gtd. Notes	4.800		04/09/21		CNH	5,000	762,272
Gtd. Notes, EMTN	4.500		09/21/21		CNH	16,000	2,430,688
Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800		09/27/27		AUD	900	680,531
Deutsche Bank AG,
Sr. Unsec’d. Notes	3.950		02/27/23			3,040	2,983,462
Sr. Unsec’d. Notes	4.250		02/04/21			2,760	2,768,203
Sr. Unsec’d. Notes, EMTN	4.300		05/19/20		CNH	10,000	1,484,773
Unsec’d. Notes	4.550	(s)	11/07/22			1,814	1,569,763
Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700		06/02/37		CAD	179	168,559
Volkswagen International Finance NV,
Gtd. Notes	2.700	(ff)	—	(rr)	EUR	1,000	1,119,992
Gtd. Notes	3.750	(ff)	—	(rr)	EUR	1,000	1,167,808

							15,888,305

Hungary 0.0%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250		10/21/20			400	417,952

See Notes to Financial Statements.

PGIM Global Total Return Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Indonesia 0.1%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300%		05/20/23		500	$512,985
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	2.875		10/25/25	EUR	900	1,071,878

						1,584,863

Israel 0.4%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes, 144A, GMTN	4.250		08/14/28		3,100	3,129,512
Sr. Sec’d. Notes, EMTN	3.700		05/23/30	JPY	100,000	1,028,341
Sr. Sec’d. Notes, MTN	7.750		12/15/27		2,500	3,106,525

						7,264,378

Italy 0.7%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375		07/20/22	EUR	1,000	1,097,935
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500	(ff)	10/27/47	EUR	2,075	2,618,398
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A(a)	3.125		07/14/22		2,500	2,448,943
Sr. Unsec’d. Notes, 144A	3.375		01/12/23		310	304,673
Moby SpA, Sr. Sec’d. Notes, 144A	7.750		02/15/23	EUR	250	112,160
Nexi Capital SpA, Sr. Sec’d. Notes, 144A	4.125		11/01/23	EUR	1,155	1,345,906
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750		10/30/25	EUR	1,980	2,395,076
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	5.875		05/19/23	GBP	500	702,876
Wind Tre SpA,
Sr. Sec’d. Notes, 144A	2.625		01/20/23	EUR	640	700,237
Sr. Sec’d. Notes, 144A	3.125		01/20/25	EUR	1,320	1,413,723
Sr. Sec’d. Notes, 144A	5.000		01/20/26		1,000	914,000

						14,053,927

Japan 0.3%
Development Bank of Japan, Inc., Sr. Unsec’d. Notes, GMTN	0.375		10/21/19	EUR	700	786,979

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Japan (cont’d.)
East Japan Railway Co., Sr. Unsec’d. Notes, EMTN	5.250%	04/22/33	GBP	1,500	$2,680,152
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	3.761	07/26/23		2,100	2,157,680

					5,624,811

Kazakhstan 0.1%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638	06/20/22	CHF	1,500	1,548,135

Luxembourg 0.5%
ARD Finance SA, Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625	09/15/23	EUR	6,225	7,079,847
Swissport Financing Sarl, Sr. Sec’d. Notes	6.750	12/15/21	EUR	2,000	2,316,138

					9,395,985

Mexico 1.2%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	10,520	11,570,327
Gtd. Notes, EMTN	1.875	04/21/22	EUR	1,000	1,115,992
Gtd. Notes, EMTN	2.500	08/21/21	EUR	600	686,336
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,300	3,817,056
Gtd. Notes, EMTN	3.750	04/16/26	EUR	700	769,128
Gtd. Notes, EMTN	4.875	02/21/28	EUR	2,700	3,097,911
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	1,961,239
Gtd. Notes, EMTN	8.250	06/02/22	GBP	528	770,224

					23,788,213

Netherlands 0.9%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750	07/28/25		500	523,347
BNG Bank NV,
Sr. Unsec’d. Notes	5.150	03/07/25	CAD	1,000	862,156
Sr. Unsec’d. Notes, EMTN	0.500	03/03/21	NZD	3,000	1,939,075
Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	NZD	2,200	1,419,987
Sr. Unsec’d. Notes, EMTN	0.500	05/12/21	ZAR	10,000	594,331
Sr. Unsec’d. Notes, EMTN	0.500	06/22/21	ZAR	6,000	354,472
Sr. Unsec’d. Notes, EMTN	0.500	06/07/22	ZAR	10,000	544,885
Sr. Unsec’d. Notes, EMTN	0.500	08/15/22	ZAR	30,000	1,611,311

See Notes to Financial Statements.

PGIM Global Total Return Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Netherlands (cont’d.)
BNG Bank NV, (cont’d.)
Sr. Unsec’d. Notes, EMTN	7.000%		12/09/21	AUD	2,000	$1,582,931
Sr. Unsec’d. Notes, MTN	3.158	(s)	04/05/28	CAD	700	408,683
Sr. Unsec’d. Notes, MTN	5.500		05/23/22	AUD	338	264,952
ING Bank NV, Sub. Notes, 144A	5.800		09/25/23		500	545,944
ING Groep NV, Sr. Unsec’d. Notes	4.050		04/09/29		2,815	2,833,178
Ziggo BV, Sr. Sec’d. Notes	4.250		01/15/27	EUR	4,466	5,221,250

						18,706,502

Peru 0.1%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875		07/05/34		200	213,000
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.595	(s)	06/02/25		1,369	1,204,312

						1,417,312

Poland 0.1%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375		06/01/25	EUR	500	587,584
Gov’t. Gtd. Notes	1.625		04/30/28	EUR	350	408,753
Gov’t. Gtd. Notes, EMTN	1.750		05/06/26	EUR	1,500	1,788,391

						2,784,728

Portugal 0.3%
CP-Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700		03/05/30	EUR	3,000	4,564,677
Infraestruturas de Portugal SA, Sr. Unsec’d. Notes	4.250		12/13/21	EUR	1,000	1,231,674

						5,796,351

Qatar 0.0%
QNB Finance Ltd., Gtd. Notes, EMTN	5.250		06/21/21	CNH	1,440	218,243

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Russia 0.4%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250%	07/19/22	CHF	1,000	$1,004,760
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	3,800	5,133,587
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	1,200	1,635,748

					7,774,095

Singapore 0.0%
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265	02/19/20	SGD	500	370,690

South Africa 0.1%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,402,402
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		1,000	1,038,816

					2,441,218

South Korea 0.1%
Korea Development Bank (The), Sr. Unsec’d. Notes, EMTN	4.500	11/10/20	CNH	16,000	2,416,715
Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	259,343

					2,676,058

Spain 0.3%
Adif-Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	2,000	2,408,811
Sr. Unsec’d. Notes, EMTN	3.500	05/27/24	EUR	400	517,932
Banco Santander SA, Sr. Unsec’d. Notes	3.800	02/23/28		2,200	2,158,036

					5,084,779

Supranational Bank 1.8%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/29/20	AUD	445	306,061
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	3,100	1,986,304
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	749,176
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,332,018
Sr. Unsec’d. Notes	4.375	06/15/22		3,300	3,422,925

See Notes to Financial Statements.

PGIM Global Total Return Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)
Corp. Andina de Fomento, (cont’d.)
Sr. Unsec’d. Notes, MTN	4.000%		03/31/21	AUD	1,636	$1,188,616
EUROFIMA, Sr. Unsec’d. Notes, EMTN	5.150		12/13/19	CAD	540	410,024
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	0.500		09/01/23	AUD	400	259,701
Sr. Unsec’d. Notes, GMTN	0.500		11/21/23	AUD	1,200	784,279
Sr. Unsec’d. Notes, GMTN	6.450		12/13/22	IDR	60,560,000	4,079,832
European Investment Bank,
Sr. Unsec’d. Notes, 144A, MTN	4.600		01/30/37	CAD	1,500	1,399,522
Sr. Unsec’d. Notes, EMTN	0.500		06/21/23	AUD	2,500	1,653,108
Sr. Unsec’d. Notes, EMTN	0.500		07/21/23	AUD	800	528,267
Sr. Unsec’d. Notes, EMTN	0.500		08/10/23	AUD	1,210	798,313
Sr. Unsec’d. Notes, EMTN	0.500		10/26/23	AUD	6,930	4,554,080
Sr. Unsec’d. Notes, EMTN	1.250		05/12/25	SEK	16,500	1,817,908
Sr. Unsec’d. Notes, EMTN	3.250		05/24/23	NOK	10,000	1,227,229
Sr. Unsec’d. Notes, EMTN	4.600		01/30/37	CAD	550	513,619
Sr. Unsec’d. Notes, EMTN	4.750		01/19/21	MXN	10,000	495,655
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500		05/23/23	CAD	744	524,912
Unsec’d. Notes, EMTN	0.500		10/30/20	ZAR	2,250	141,063
Unsec’d. Notes, EMTN	0.500		11/30/20	ZAR	1,840	114,220
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, MTN	0.500		03/07/22	AUD	1,145	772,841
Sr. Unsec’d. Notes, MTN	0.500		03/28/22	AUD	200	134,867
Sr. Unsec’d. Notes, MTN	0.500		07/29/22	AUD	350	234,253
Sr. Unsec’d. Notes, MTN	7.612	(s)	09/19/22	MXN	12,500	506,501
International Finance Corp.,
Notes, EMTN	0.500		09/13/19	AUD	2,000	1,399,433
Sr. Unsec’d. Notes	4.250		07/13/20	PEN	6,000	1,811,523
Sr. Unsec’d. Notes, GMTN	6.000		07/25/22	MXN	20,000	989,516
Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875		09/02/25	NZD	2,000	1,450,580
North American Development Bank, Sr. Unsec’d. Notes	2.400		10/26/22		750	739,234

						36,325,580

Switzerland 0.6%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	4.207	(ff)	06/12/24		2,850	2,935,551

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Switzerland (cont’d.)
Credit Suisse Group AG, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.282%		01/09/28		2,975	$3,034,272
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000		04/14/23	CHF	1,000	1,011,021
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A	2.859	(ff)	08/15/23		990	978,279
Gtd. Notes, 144A	3.491		05/23/23		1,100	1,106,702
Gtd. Notes, 144A	4.125		09/24/25		2,500	2,591,154

						11,656,979

Tunisia 0.0%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200		03/17/31	JPY	100,000	719,752

United Arab Emirates 0.5%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.375		04/23/25		1,070	1,102,100
DP World PLC, Sr. Unsec’d. Notes, 144A	4.250		09/25/30	GBP	1,840	2,552,516
Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750		06/18/26	EUR	4,000	4,987,558
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.500		09/10/21	CNH	8,000	1,195,762

						9,837,936

United Kingdom 2.2%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125		02/01/22	GBP	400	529,432
Barclays PLC,
Sr. Unsec’d. Notes	3.650		03/16/25		800	784,875
Sr. Unsec’d. Notes, MTN	4.972	(ff)	05/16/29		5,520	5,791,202
Sub. Notes	5.200		05/12/26		3,780	3,910,950
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500		07/08/26	GBP	2,400	3,508,282
CPUK Finance Ltd.,
Sec’d. Notes, 144A	4.250		02/28/47	GBP	185	244,245
Sec’d. Notes, 144A	4.875		02/28/47	GBP	110	144,119
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A, EMTN^	3.120		04/04/26	CNH	36,800	5,314,011

See Notes to Financial Statements.

PGIM Global Total Return Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)
HSBC Holdings PLC, Sub. Notes	4.250%		08/18/25		1,255	$1,288,817
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes	2.907	(ff)	11/07/23		1,850	1,817,050
Sub. Notes	4.582		12/10/25		2,250	2,308,188
Reynolds American, Inc., Gtd. Notes	8.125		06/23/19		30	30,222
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes	3.875		09/12/23		1,000	1,009,139
Sr. Unsec’d. Notes	4.269	(ff)	03/22/25		5,860	5,974,246
Sr. Unsec’d. Notes, EMTN	2.000	(ff)	03/08/23	EUR	700	812,016
Sr. Unsec’d. Notes, EMTN	2.500		03/22/23	EUR	1,500	1,786,625
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571		01/10/23		3,065	3,075,532
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes	4.875		03/15/22	GBP	458	605,372
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.095	(c)	03/15/22	GBP	2,500	3,276,280
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500		07/01/24	EUR	750	908,226
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500		01/15/25	GBP	1,512	2,023,897

						45,142,726

United States 11.3%
Actuant Corp., Gtd. Notes	5.625		06/15/22		400	403,000
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500		08/15/24	EUR	1,234	1,193,332
Altria Group, Inc., Gtd. Notes	3.125		06/15/31	EUR	2,900	3,409,707
American International Group, Inc., Sr. Unsec’d. Notes	1.875		06/21/27	EUR	2,100	2,417,214
Amgen, Inc., Sr. Unsec’d. Notes	2.600		08/19/26		600	569,145
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450		09/15/36		35	43,687
Anthem, Inc., Sr. Unsec’d. Notes(a)	4.101		03/01/28		1,005	1,027,975
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	7.000		11/01/26		150	146,250

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.) Sr. Unsec’d. Notes, 144A	10.000%		04/01/22		350	$382,375
AT&T, Inc.,
Sr. Unsec’d. Notes	4.850		03/01/39		1,200	1,227,300
Sr. Unsec’d. Notes	4.850		05/25/47	CAD	150	111,972
Sr. Unsec’d. Notes	5.100		11/25/48	CAD	4,575	3,575,446
Sr. Unsec’d. Notes	5.250		03/01/37		70	74,972
Sr. Unsec’d. Notes, EMTN	7.000		04/30/40	GBP	1,550	3,006,400
Ball Corp., Gtd. Notes	4.375		12/15/23	EUR	200	256,734
Bank of America Corp.,
Sr. Unsec’d. Notes	3.419	(ff)	12/20/28		4,519	4,437,715
Sr. Unsec’d. Notes, EMTN	0.000		05/31/21	EUR	1,100	1,465,116
Sr. Unsec’d. Notes, EMTN	0.000		03/31/22	EUR	1,143	1,511,465
Sr. Unsec’d. Notes, EMTN	5.145		06/27/22	EUR	500	631,964
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500		01/31/27		550	599,156
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	5.750		08/15/27		215	224,030
Beazer Homes USA, Inc., Gtd. Notes	8.750		03/15/22		3,500	3,657,500
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650		06/15/24		2,000	1,992,889
Broadcom, Inc.,
Gtd. Notes, 144A	3.125		04/15/21		3,285	3,283,522
Gtd. Notes, 144A	3.125		10/15/22		2,520	2,506,735
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950		02/28/22		110	108,226
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750		01/15/25		4,750	4,702,500
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750		12/15/24	EUR	350	408,648
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.500		05/01/26		1,000	1,032,000
Sr. Unsec’d. Notes, 144A(a)	5.875		05/01/27		675	701,156
Celgene Corp., Sr. Unsec’d. Notes	3.450		11/15/27		3,345	3,311,169
CF Industries, Inc.,
Gtd. Notes	3.450		06/01/23		600	587,250
Sr. Sec’d. Notes, 144A	4.500		12/01/26		6,451	6,565,023
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125		06/30/24		696	515,040

See Notes to Financial Statements.

PGIM Global Total Return Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series P	5.950	%(ff)	—	(rr)		700	$733,250
Sr. Unsec’d. Notes	2.750		04/25/22			600	597,044
Sub. Notes	4.400		06/10/25			3,000	3,128,828
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250		02/15/24			2,200	2,367,750
Comcast Corp., Gtd. Notes(a)	3.150		02/15/28			2,000	1,966,865
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750		07/12/22			44	44,940
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	5.125		12/15/21			800	802,000
Sr. Unsec’d. Notes, 144A	5.125		12/15/21			700	701,750
Sr. Unsec’d. Notes, 144A	7.500		04/01/28			1,900	2,073,375
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.300		03/25/28			1,630	1,648,054
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500		06/01/26			2,700	2,824,875
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821		02/10/24			128	139,980
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950		11/23/20			3	2,831
Discovery Communications LLC, Gtd. Notes	3.450		03/15/25			2,500	2,478,514
DISH DBS Corp., Gtd. Notes(a)	7.750		07/01/26			3,000	2,685,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400		05/15/39			152	233,418
DXC Technology Co., Sr. Unsec’d. Notes	2.875		03/27/20			1,000	998,881
Eastman Chemical Co., Sr. Unsec’d. Notes	4.500		12/01/28			600	627,244
Energizer Gamma Acquisition BV, Gtd. Notes	4.625		07/15/26		EUR	2,575	2,971,529
Enterprise Products Operating LLC, Gtd. Notes	4.150		10/16/28			1,665	1,752,974
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000		10/15/37			190	247,959
Everi Payments, Inc., Gtd. Notes, 144A	7.500		12/15/25			2,529	2,630,160

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Express Scripts Holding Co., Gtd. Notes	3.050%		11/30/22			3,000	$2,994,043
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625		06/15/20			750	566,250
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100		07/15/24		EUR	2,300	2,612,310
Ford Motor Co., Sr. Unsec’d. Notes(a)	7.450		07/16/31			1,255	1,456,604
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134		08/04/25			250	244,588
Sr. Unsec’d. Notes	4.687		06/09/25			2,015	2,024,933
General Electric Co., Sr. Unsec’d. Notes	2.125		05/17/37		EUR	1,600	1,635,239
General Motors Financial Co., Inc.,
Gtd. Notes	3.200		07/06/21			370	369,779
Gtd. Notes	3.850		01/05/28			3,100	2,961,819
Gtd. Notes	3.950		04/13/24			250	252,647
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L	5.700	(ff)	—	(rr)		2,120	2,125,300
Jr. Sub. Notes, Series M	5.375	(ff)	—	(rr)		700	716,289
Sr. Unsec’d. Notes	2.830		10/20/22			1,600	1,549,141
Sr. Unsec’d. Notes	3.500		01/23/25			1,500	1,507,854
Sr. Unsec’d. Notes, EMTN	0.000	(cc)	08/12/25		EUR	1,665	1,731,298
Sr. Unsec’d. Notes, EMTN	1.428	(s)	12/15/23		EUR	200	210,500
Sr. Unsec’d. Notes, EMTN	2.000	(cc)	05/31/24			2,778	2,806,305
Sub. Notes	4.750		10/12/21		EUR	3,000	3,707,858
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250		05/15/19			125	125,143
International Paper Co., Sr. Unsec’d. Notes	7.300		11/15/39			75	94,287
IQVIA, Inc., Gtd. Notes, 144A	3.500		10/15/24		EUR	920	1,056,946
Jabil, Inc., Sr. Unsec’d. Notes(a)	4.700		09/15/22			655	674,846
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750		06/15/25			545	557,263
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500		04/15/29			1,250	1,325,000
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626		01/15/42			3,707	4,143,497

See Notes to Financial Statements.

PGIM Global Total Return Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.053	%(c)	—	(rr)		322	$323,472
Jr. Sub. Notes, Series V	5.000	(ff)	—	(rr)		1,000	1,002,500
Jr. Sub. Notes, Series X	6.100	(ff)	—	(rr)		1,980	2,102,958
Jr. Sub. Notes, Series Z	5.300	(ff)	—	(rr)		1,410	1,436,987
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29			3,200	3,169,995
Sr. Unsec’d. Notes	3.702	(ff)	05/06/30			1,590	1,593,463
KB Home, Gtd. Notes	7.500		09/15/22			1,000	1,097,500
Kinder Morgan Energy Partners LP, Gtd. Notes	4.150		02/01/24			2,000	2,071,961
Kraft Heinz Foods Co., Gtd. Notes(a)	3.000		06/01/26			2,000	1,886,373
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	6.875		05/02/18			100	1,740
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250		02/01/30			75	77,625
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	2.750		05/04/26		EUR	1,000	1,220,394
Gtd. Notes, 144A	6.500		03/15/35			90	106,867
Mars, Inc., Gtd. Notes, 144A	3.600		04/01/34			420	419,757
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.979		03/21/30		EUR	4,700	5,454,052
Medtronic Global Holdings SCA,
Gtd. Notes	1.625		03/07/31		EUR	2,500	2,948,336
Gtd. Notes	2.250		03/07/39		EUR	2,410	2,955,089
MGM Resorts International,
Gtd. Notes	6.000		03/15/23			400	427,000
Gtd. Notes	6.625		12/15/21			100	107,345
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500		02/01/25			315	324,365
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.390	(s)	01/21/27		EUR	824	855,437
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	(ff)	—	(rr)		1,415	1,416,769
Sr. Unsec’d. Notes, EMTN	0.637	(ff)	07/26/24		EUR	5,000	5,616,777
Sr. Unsec’d. Notes, EMTN	1.342	(ff)	10/23/26		EUR	600	687,871
Sr. Unsec’d. Notes, GMTN	1.375		10/27/26		EUR	1,600	1,838,694
MPLX LP, Sr. Unsec’d. Notes	4.000		03/15/28			515	515,603

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
MPLX LP, (cont’d.) Sr. Unsec’d. Notes	4.125%	03/01/27		2,000	$2,021,750
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	2,011,304
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125	07/15/23		1,540	1,551,550
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26		1,300	1,237,118
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	3.942	11/01/47		232	225,415
Sr. Unsec’d. Notes	4.050	08/15/52		165	160,830
NRG Energy, Inc., Gtd. Notes	6.625	01/15/27		1,850	1,979,500
ONEOK Partners LP, Gtd. Notes	4.900	03/15/25		2,000	2,130,964
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22		270	277,388
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25		675	611,719
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605	02/15/25		2,000	2,014,242
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	575	680,333
Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	840	1,058,416
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		2,000	1,995,000
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		1,955	1,948,276
Sr. Unsec’d. Notes, 144A	4.000	12/21/25		129	132,766
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		1,300	1,303,250
Gtd. Notes	6.625	05/15/21		1,537	1,552,370
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		2,470	2,403,874
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	675	788,128
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		4,500	4,725,000
Sprint Corp., Gtd. Notes	7.625	02/15/25		300	303,000
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	2,300	2,946,402

See Notes to Financial Statements.

PGIM Global Total Return Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26		1,837	$1,827,723
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(a)	6.750	06/15/23		1,075	1,096,500
Sr. Unsec’d. Notes	8.125	04/01/22		2,250	2,400,660
Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19		200	203,628
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	569,049
Tote Shipholdings, Inc., U.S. Gov’t. Gtd. Notes	3.400	10/16/40		111	110,310
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		1,675	1,721,062
United Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.636	01/02/24		66	69,815
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28		3,115	3,091,637
Gtd. Notes	5.250	01/15/30		740	743,700
Gtd. Notes	5.500	05/15/27		500	515,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250	04/08/30	EUR	5,000	5,616,412
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,816,653
Walt Disney Co. (The),
Gtd. Notes, 144A	6.150	03/01/37		415	537,029
Gtd. Notes, 144A	6.900	08/15/39		60	84,798
Warner Media LLC, Gtd. Notes	3.800	02/15/27		85	85,495
WestRock MWV LLC, Gtd. Notes	7.375	09/01/19		450	456,429
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		900	873,000
Gtd. Notes	7.000	08/15/22		800	804,000
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		2,000	2,005,785
Sr. Unsec’d. Notes	4.000	09/15/25		1,500	1,541,392
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125	11/01/24	EUR	180	211,175

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Xerox Corp., Sr. Unsec’d. Notes	4.125%		03/15/23	460	$455,538
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	6.750		08/15/24	530	547,225

					226,295,113

TOTAL CORPORATE BONDS (cost $514,966,969)					514,744,290

MUNICIPAL BONDS 0.0%

Puerto Rico
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds	0.535	(s)	08/01/41	315	278,872
Revenue Bonds	0.816	(s)	08/01/41	104	86,252

TOTAL MUNICIPAL BONDS (COST $366,334)					365,124

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.7%

Bermuda 0.9%
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.177	(c)	10/25/27	438	441,958
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	04/25/28	1,459	1,465,571
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.427	(c)	08/25/28	1,580	1,580,249
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.827	(c)	08/25/28	750	751,425
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	08/25/28	750	749,999
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.677	(c)	10/25/27	630	630,000
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.327	(c)	10/25/27	950	955,089
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000%	3.480	(c)	04/25/29	5,400	5,402,550
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%	3.930	(c)	04/25/29	1,630	1,631,104

See Notes to Financial Statements.

PGIM Global Total Return Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bermuda (cont’d.)
Eagle RE Ltd.,
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.734	%(c)	04/25/29		900	$900,617
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%	4.284	(c)	04/25/29		750	750,620
Oaktown Re Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	4.027	(c)	07/25/28		900	897,735
Radnor Re Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.877	(c)	03/25/28		1,500	1,504,120

						17,661,037

Cayman Islands 0.1%
LSTAR Securities Investment Ltd., Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.152	(c)	11/01/22		699	701,636

United Kingdom 0.6%
Alba PLC, Series 2007-01, Class B, 3 Month GBP LIBOR + 0.240%	1.086	(c)	03/17/39	GBP	1,146	1,376,805
Newgate Funding PLC,
Series 2006-2, Class M, 3 Month GBP LIBOR + 0.220%	1.068	(c)	12/01/50	GBP	1,610	1,964,173
Series 2007-02X, Class A3, 3 Month GBP LIBOR + 0.160%	1.005	(c)	12/15/50	GBP	2,700	3,232,355
Paragon Mortgages PLC,
Series 11X, Class BB, 3 Month EURIBOR + 0.480%	0.170	(c)	10/15/41	EUR	3,352	3,541,536
Series 12X, Class B1B, 3 Month EURIBOR + 0.480%	0.172	(c)	11/15/38	EUR	1,275	1,333,391
Towd Point Mortgage Funding Vantage PLC, Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%	2.059	(c)	02/20/54	GBP	806	1,053,923

						12,502,183

United States 1.1%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150%	2.652	(c)	07/27/57		1,869	1,848,799

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500%	4.177	%(c)	09/26/45	314	$322,638
Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	3.989	(c)	11/01/23	3,500	3,500,000
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502	(c)	12/25/57	2,119	2,130,891
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.502	(c)	01/25/57	1,916	1,948,878
Series 2017-08, Class A1, 144A	3.000	(cc)	12/25/65	2,396	2,350,584
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.927	(c)	01/25/29	151	152,021
Freddie Mac STACR Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	5.127	(c)	01/25/49	470	484,408
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.777	(c)	10/25/27	1,000	1,082,689
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%	4.727	(c)	11/25/28	410	416,073
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	4.390	(cc)	02/25/35	1,144	1,135,235
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.002	(c)	04/01/23	2,485	2,493,674
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.981	(c)	04/01/24	2,470	2,488,266
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.227	(c)	01/25/48	2,133	2,127,309

					22,481,465

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $52,681,880)					53,346,321

See Notes to Financial Statements.

PGIM Global Total Return Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS 41.6%

Albania 0.1%
Albania Government International Bond,
Sr. Unsec’d. Notes	3.500%		10/09/25	EUR	1,000	$1,189,309
Sr. Unsec’d. Notes	5.750		11/12/20	EUR	352	422,637
Sr. Unsec’d. Notes, 144A	3.500		10/09/25	EUR	1,000	1,189,308

						2,801,254

Argentina 1.3%
Argentine Republic Government International Bond,
Bonds	3.380	(cc)	12/31/38	EUR	1,000	566,771
Bonds	4.330		12/31/33	JPY	519,215	2,318,861
Sr. Unsec’d. Notes	3.375		10/12/20	CHF	3,860	3,276,805
Sr. Unsec’d. Notes	5.000		01/15/27	EUR	3,000	2,254,416
Sr. Unsec’d. Notes	5.250		01/15/28	EUR	2,540	1,875,316
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	17,202	14,240,067
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375		01/20/23	EUR	1,100	913,086

						25,445,322

Australia 0.1%
Australia Government Bond,
Sr. Unsec’d. Notes	3.000		03/21/47	AUD	2,400	1,880,888
Sr. Unsec’d. Notes	4.250		04/21/26	AUD	600	497,027

						2,377,915

Austria 0.2%
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000		12/20/24	CAD	3,500	2,984,105
Sr. Unsec’d. Notes, 144A, MTN	5.375		12/01/34	CAD	1,440	1,420,447

						4,404,552

Belgium 0.4%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A	0.800		06/22/27	EUR	680	798,789
Sr. Unsec’d. Notes, 144A	0.800		06/22/28	EUR	1,340	1,565,575
Unsec’d. Notes	1.250		04/22/33	EUR	500	594,717
Kingdom of Belgium Government International Bond, Notes, 144A	8.875		12/01/24		750	968,424

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Belgium (cont’d.)
Kingdom of Belgium Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	9.375%	02/21/20	GBP	2,402	$3,335,012
Unsec’d. Notes, MTN	5.700	05/28/32	GBP	650	1,205,221

					8,467,738

Brazil 2.0%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		8,795	9,041,438
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		21,272	21,962,823
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	7,128	8,344,536

					39,348,797

Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	6,352	8,262,883

Canada 0.4%
Canadian Government Bond, Bonds	4.000	06/01/41	CAD	650	657,050
City of Toronto Canada,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,586,221
Unsec’d. Notes	2.400	06/07/27	CAD	1,000	737,665
City of Vancouver, Unsec’d. Notes	4.500	06/01/20	CAD	200	153,491
Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	2,122	1,972,361
Province of Manitoba, Unsec’d. Notes	8.800	01/15/20		360	375,141
Province of Nova Scotia, Sr. Unsec’d. Notes	8.250	11/15/19		20	20,578
Province of Quebec,
Debentures, Series NN	7.125	02/09/24		1,139	1,362,780
Unsec’d. Notes, MTN	6.350	01/30/26		500	593,605
Unsec’d. Notes, MTN	7.140	02/27/26		430	530,457

					7,989,349

See Notes to Financial Statements.

PGIM Global Total Return Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Cayman Islands 0.1%
Cayman Islands Government Bond, Sr. Unsec’d. Notes	5.950%	11/24/19		2,150	$2,182,465

Chile 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	450	521,881
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	289,615

					811,496

China 0.2%
China Government Bond,
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	1,000	148,442
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	10,000	1,506,060
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	10,000	1,575,444
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	6,000	912,926

					4,142,872

Colombia 0.9%
Colombia Government International Bond,
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,029,500
Sr. Unsec’d. Notes	8.375	02/15/27		2,695	3,041,852
Sr. Unsec’d. Notes	10.375	01/28/33		1,300	2,002,000
Sr. Unsec’d. Notes	11.750	02/25/20		1,726	1,848,563
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	8,398	11,020,461

					18,942,376

Croatia 0.8%
Croatia Government International Bond,
Sr. Unsec’d. Notes	2.750	01/27/30	EUR	3,000	3,689,813
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	5,670,024
Sr. Unsec’d. Notes	3.875	05/30/22	EUR	3,000	3,723,286
Sr. Unsec’d. Notes	5.500	04/04/23		1,000	1,082,540
Sr. Unsec’d. Notes	6.375	03/24/21		500	529,400
Sr. Unsec’d. Notes	6.625	07/14/20		1,000	1,040,660

					15,735,723

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Cyprus 2.4%
Cyprus Government International Bond,
Notes, EMTN	2.750%	02/26/34	EUR	5,000	$6,064,267
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,700	5,699,378
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	12,755	16,300,495
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	11,814	16,058,248
Sr. Unsec’d. Notes, EMTN	4.750	06/25/19	EUR	500	563,782
Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	2,000	2,485,555

					47,171,725

Czech Republic 0.1%
Czech Republic Government Bond, Bonds, Series 089	2.400	09/17/25	CZK	30,000	1,358,311

Denmark 0.2%
Denmark Government Bond,
Bonds	0.500	11/15/27	DKK	12,110	1,910,841
Bonds	1.750	11/15/25	DKK	3,520	599,083
Bonds	3.000	11/15/21	DKK	3,000	492,088
Bonds	4.500	11/15/39	DKK	1,800	486,101

					3,488,113

Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500	05/06/21		4,000	4,136,040

Egypt 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,816,650
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	768,866

					2,585,516

Finland 0.0%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		600	739,365

Germany 0.0%
Bundesrepublik Deutschland Bundesanleihe, Bonds, Series 05	4.000	01/04/37	EUR	320	581,777

See Notes to Financial Statements.

PGIM Global Total Return Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece 2.6%
Hellenic Republic Government Bond,
Bonds	0.000	%(cc)	10/15/42	EUR	530,000	$2,286,247
Bonds	3.000	(cc)	02/24/23	EUR	1,320	1,558,781
Bonds	3.000	(cc)	02/24/24	EUR	3,987	4,718,869
Bonds	3.000	(cc)	02/24/25	EUR	2,196	2,570,779
Bonds	3.000	(cc)	02/24/26	EUR	1,764	2,047,956
Bonds	3.000	(cc)	02/24/27	EUR	5,029	5,853,039
Bonds	3.000	(cc)	02/24/28	EUR	1,490	1,720,681
Bonds	3.000	(cc)	02/24/29	EUR	1,480	1,696,456
Bonds	3.000	(cc)	02/24/30	EUR	150	170,568
Bonds	3.000	(cc)	02/24/31	EUR	3,490	3,915,194
Bonds	3.000	(cc)	02/24/32	EUR	1,075	1,200,405
Bonds	3.000	(cc)	02/24/33	EUR	100	111,721
Bonds	3.000	(cc)	02/24/34	EUR	493	542,474
Bonds	3.000	(cc)	02/24/35	EUR	2,068	2,269,765
Bonds	3.000	(cc)	02/24/36	EUR	541	588,296
Bonds	3.000	(cc)	02/24/37	EUR	475	516,747
Bonds	3.000	(cc)	02/24/38	EUR	313	338,250
Bonds	3.000	(cc)	02/24/39	EUR	774	836,054
Bonds	3.000	(cc)	02/24/40	EUR	512	551,269
Bonds	3.000	(cc)	02/24/41	EUR	465	502,847
Bonds	3.000	(cc)	02/24/42	EUR	330	356,754
Bonds	3.900		01/30/33	EUR	2,710	3,064,135
Bonds	4.200		01/30/42	EUR	2,380	2,622,627
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200		07/17/34	EUR	8,000	9,706,461
Sr. Unsec’d. Notes	6.140		04/14/28	EUR	1,700	2,255,081

						52,001,456

Guernsey 0.1%
States of Guernsey Bond, Sr. Unsec’d. Notes	3.375		12/12/46	GBP	1,280	1,925,257

Hong Kong 0.1%
Hong Kong SAR Government Bond, Unsec’d. Notes	5.125		07/23/19	HKD	5,000	642,021
Hong Kong Sukuk 2017 Ltd., Sr. Unsec’d. Notes	3.132		02/28/27		1,500	1,502,077

						2,144,098

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Hungary 1.2%
Hungary Government Bond, Bonds, Series 27/A	3.000%	10/27/27	HUF	300,000	$1,052,112
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.250	10/22/25	EUR	2,000	2,321,712
Sr. Unsec’d. Notes	5.375	02/21/23		4,850	5,239,280
Sr. Unsec’d. Notes	5.750	11/22/23		3,050	3,381,443
Sr. Unsec’d. Notes	6.250	01/29/20		6,200	6,355,000
Sr. Unsec’d. Notes	6.375	03/29/21		4,530	4,817,746

					23,167,293

Iceland 0.4%
Iceland Government International Bond,
Sr. Unsec’d. Notes	5.875	05/11/22		1,000	1,093,406
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	568,912
Sr. Unsec’d. Notes, EMTN	2.500	07/15/20	EUR	5,006	5,775,468

					7,437,786

Indonesia 1.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	1,600	1,836,948
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	12,005	15,084,624
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	3,395	4,001,396
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	1,000	1,200,112
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	4,546	5,387,446
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	7,780	10,133,123

					37,643,649

Iraq 0.1%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		1,700	1,725,942

Ireland 0.1%
Ireland Government Bond,
Bonds	2.400	05/15/30	EUR	1,200	1,596,385
Bonds	5.400	03/13/25	EUR	900	1,327,918

					2,924,303

See Notes to Financial Statements.

PGIM Global Total Return Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Isle of Man 0.4%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375%		08/14/34	GBP	1,000	$1,808,423
Unsec’d. Notes	5.625		03/29/30	GBP	4,000	6,913,286

						8,721,709

Israel 0.3%
Israel Government Bond, Bonds	2.000		03/31/27	ILS	1,000	285,305
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN(a)	1.500		01/18/27	EUR	1,600	1,901,072
Sr. Unsec’d. Notes, EMTN	1.500		01/16/29	EUR	1,000	1,178,165
Sr. Unsec’d. Notes, EMTN	2.875		01/29/24	EUR	1,000	1,258,996
Sr. Unsec’d. Notes, EMTN	4.625		03/18/20	EUR	330	385,264

						5,008,802

Italy 4.5%
Cassa del Trentino SpA, Local Gov’t. Gtd. Notes, EMTN	1.160		06/17/26	EUR	761	782,713
Italy Buoni Poliennali del Tesoro,
Bonds	2.000		12/01/25	EUR	2,200	2,479,413
Bonds	2.050		08/01/27	EUR	6,085	6,743,992
Bonds	6.500		11/01/27	EUR	2,695	4,005,946
Sr. Unsec’d. Notes, 144A	4.750		09/01/28	EUR	5,590	7,543,129
Unsec’d. Notes, 144A	4.500		03/01/26	EUR	8,545	11,102,419
Italy Certificati di Credito del Tesoro, Bonds, Series EU, 6 Month EURIBOR + 0.550%	0.318	(c)	09/15/25	EUR	5,200	5,304,472
Region of Lazio, Sr. Unsec’d. Notes	3.088		03/31/43	EUR	964	1,027,118
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000	(c)	06/15/20	EUR	1,550	1,766,522
Sr. Unsec’d. Notes, EMTN	3.444		12/31/24	EUR	3,288	3,820,984
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250	(c)	06/28/29	EUR	5,892	7,474,110
Sr. Unsec’d. Notes, EMTN	5.125		07/31/24	EUR	14,455	18,811,628
Sr. Unsec’d. Notes, EMTN	5.200		07/31/34	EUR	250	343,215
Sr. Unsec’d. Notes, EMTN	5.250		12/07/34	GBP	1,090	1,562,584
Sr. Unsec’d. Notes, EMTN	6.000		08/04/28	GBP	11,339	16,965,639

See Notes to Financial Statements.

48

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, MTN	5.375%		06/15/33		590	$624,396
Republic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	3.486	(s)	03/27/23		775	661,928

						91,020,208

Japan 1.7%
Japan Bank for International Cooperation, Gov’t. Gtd. Notes(a)	3.375		10/31/23		1,600	1,650,368
Japan Finance Organization for Municipalities,
Gov’t. Gtd. Notes, EMTN	5.750		08/09/19	GBP	400	528,003
Sr. Unsec’d. Notes, 144A, MTN	2.125		04/13/21		600	593,676
Sr. Unsec’d. Notes, EMTN	2.625		04/20/22		1,000	998,340
Sr. Unsec’d. Notes, EMTN	3.060		12/21/20	AUD	2,000	1,438,317
Sr. Unsec’d. Notes, GMTN	0.875		09/22/21	EUR	2,535	2,909,043
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes	0.200		06/20/36	JPY	450,000	3,993,990
Sr. Unsec’d. Notes	0.400		03/20/36	JPY	100,000	918,928
Sr. Unsec’d. Notes	0.500		06/20/38	JPY	514,000	4,743,455
Sr. Unsec’d. Notes	0.600		12/20/36	JPY	665,000	6,288,711
Sr. Unsec’d. Notes	0.700		03/20/37	JPY	150,000	1,440,684
Sr. Unsec’d. Notes(k)	1.400		09/20/34	JPY	145,000	1,539,737
Sr. Unsec’d. Notes	1.500		06/20/34	JPY	50,000	537,044
Sr. Unsec’d. Notes	1.800		12/20/31	JPY	148,000	1,616,806
Japan International Cooperation Agency, Gov’t. Gtd. Notes	1.875		11/13/19		2,000	1,991,038
Japanese Government CPI Linked Bond, Sr. Unsec’d. Notes, Series 022	0.100		03/10/27	JPY	219,892	2,048,009
Tokyo Metropolitan Government,
Sr. Unsec’d. Notes	2.125		05/20/19		400	399,880
Sr. Unsec’d. Notes	2.125		05/19/20		1,000	994,696

						34,630,725

Jersey 0.0%
Jersey International Bond, Sr. Unsec’d. Notes	3.750		06/09/54	GBP	100	167,741

Kazakhstan 0.2%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375		11/09/28	EUR	3,765	4,404,405

See Notes to Financial Statements.

PGIM Global Total Return Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Kuwait 0.1%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750%	03/20/22		2,050	$2,045,121

Latvia 0.0%
Latvia Government International Bond, Sr. Unsec’d. Notes, EMTN	2.625	01/21/21	EUR	200	234,818

Lithuania 0.5%
Lithuania Government International Bond,
Sr. Unsec’d. Notes	6.125	03/09/21		4,700	4,974,207
Sr. Unsec’d. Notes	6.625	02/01/22		4,220	4,630,927

					9,605,134

Malaysia 0.5%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Series 0111	4.160	07/15/21	MYR	6,500	1,596,624
Sr. Unsec’d. Notes, Series 0217	4.059	09/30/24	MYR	10,000	2,454,258
Sr. Unsec’d. Notes, Series 0314	4.048	09/30/21	MYR	20,916	5,131,055
Sr. Unsec’d. Notes, Series 0416	3.620	11/30/21	MYR	15	3,645

					9,185,582

Mexico 1.6%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	4,375	5,289,746
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	2,300	2,581,445
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	1,030,891
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	891,268
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	200	266,653
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	9,670	11,133,288
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	1,400	1,637,446
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	5,663	8,769,155
Sr. Unsec’d. Notes, MTN	7.500	04/08/33		875	1,116,135

					32,716,027

Montenegro 0.1%
Montenegro Government International Bond,
Sr. Unsec’d. Notes	3.875	03/18/20	EUR	500	573,300
Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	868,539

					1,441,839

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

New Zealand 0.3%
Auckland Council,
Sr. Sec’d. Notes	2.900%	09/16/27	AUD	1,000	$721,800
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,504,579
New Zealand Government Bond, Sr. Unsec’d. Notes	4.500	04/15/27	NZD	1,500	1,204,337
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.750	04/15/25	NZD	1,800	1,222,947
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	500	343,819
Sr. Unsec’d. Notes	4.500	04/15/27	NZD	1,800	1,361,129
Sr. Unsec’d. Notes	6.000	05/15/21	NZD	500	361,324

					6,719,935

North Macedonia 0.2%
North Macedonia Government International Bond,
Sr. Unsec’d. Notes	3.975	07/24/21	EUR	2,000	2,381,314
Sr. Unsec’d. Notes	5.625	07/26/23	EUR	1,000	1,297,099
Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	595,328

					4,273,741

Norway 0.2%
City of Oslo,
Sr. Unsec’d. Notes	3.600	12/06/22	NOK	1,000	121,428
Sr. Unsec’d. Notes	3.650	11/08/23	NOK	9,000	1,110,092
Sr. Unsec’d. Notes	4.900	11/04/19	NOK	5,000	589,606
Kommunalbanken A/S, Sr. Unsec’d. Notes, MTN	5.125	05/14/21	NZD	2,850	2,022,106

					3,843,232

Panama 0.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000	09/22/24		400	416,604
Sr. Unsec’d. Notes	8.125	04/28/34		3,673	5,064,149
Sr. Unsec’d. Notes	9.375	01/16/23		1,553	1,892,719
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,165,000
Sr. Unsec’d. Notes	10.750	05/15/20		275	299,005

					8,837,477

See Notes to Financial Statements.

PGIM Global Total Return Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Peru 1.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750%	01/30/26	EUR	6,551	$8,223,069
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	8,375	11,476,856

					19,699,925

Poland 0.7%
Republic of Poland Government Bond,
Bonds, Series 0721	1.750	07/25/21	PLN	2,000	523,780
Bonds, Series 0725	3.250	07/25/25	PLN	13,550	3,680,514
Bonds, Series 0727	2.500	07/25/27	PLN	8,000	2,040,063
Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		7,355	7,811,084

					14,055,441

Portugal 2.6%
Metropolitano de Lisboa EPE, Gov’t. Gtd. Notes	4.799	12/07/27	EUR	2,150	3,124,262
Parpublica-Participacoes Publicas SGPS SA, Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	1,500	1,801,194
Portugal Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		4,971	5,416,630
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	22,720	32,317,226
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	6,500	9,741,433

					52,400,745

Qatar 0.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		1,040	1,073,646
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	2,160,000

					3,233,646

Romania 0.5%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,584,820
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,153,783
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,170,670
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,000	1,183,580
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		300	327,660

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania (cont’d.)
Romanian Government International Bond, (cont’d.)
Unsec’d. Notes, 144A, MTN	2.875%	05/26/28	EUR	1,100	$1,289,304
Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	820,466

					10,530,283

Russia 0.1%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900	05/23/29	RUB	61,000	873,909
Russian Foreign Bond-Eurobond, Sr. Unsec’d. Notes	4.500	04/04/22		400	413,580

					1,287,489

Saudi Arabia 0.4%
KSA Sukuk Ltd., Sr. Unsec’d. Notes, MTN	2.894	04/20/22		1,000	997,500
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		1,200	1,182,468
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,309,054
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,135	1,174,725
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		1,300	1,289,886

					7,953,633

Senegal 0.1%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	1,395	1,545,350

Serbia 0.2%
Serbia International Bond,
Sr. Unsec’d. Notes	7.250	09/28/21		4,274	4,647,120
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		200	217,460

					4,864,580

Singapore 0.1%
Singapore Government Bond,
Sr. Unsec’d. Notes	2.375	06/01/25	SGD	1,000	749,210
Sr. Unsec’d. Notes	3.000	09/01/24	SGD	500	385,817

					1,135,027

See Notes to Financial Statements.

PGIM Global Total Return Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Slovenia 0.4%
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.250%		02/18/24		7,922	$8,793,262

South Africa 0.5%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series R186	10.500		12/21/26	ZAR	5,000	386,438
Sr. Unsec’d. Notes, Series R208	6.750		03/31/21	ZAR	10,000	697,791
Sr. Unsec’d. Notes, Series R213	7.000		02/28/31	ZAR	1,800	105,660
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	3.750		07/24/26	EUR	5,415	6,490,832
Sr. Unsec’d. Notes, EMTN	3.800		09/07/21	JPY	100,000	942,933
ZAR Sovereign Capital Fund Pty Ltd., Sr. Unsec’d. Notes, 144A	3.903		06/24/20		1,000	999,700

						9,623,354

South Korea 0.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes	5.125		10/15/19	NZD	200	135,046
Sr. Unsec’d. Notes, 144A, MTN	8.000		05/15/24	IDR	6,800,000	473,080
Sr. Unsec’d. Notes, EMTN	3.500		09/26/19	AUD	100	70,752
Sr. Unsec’d. Notes, EMTN	5.375		09/12/19	AUD	1,000	713,671
Sr. Unsec’d. Notes, MTN	2.711		12/05/19	CAD	200	149,505
Sr. Unsec’d. Notes, MTN	3.500		07/28/21	NZD	2,000	1,359,542
Korea International Bond,
Sr. Unsec’d. Notes	2.125		06/10/24	EUR	1,100	1,347,883
Sr. Unsec’d. Notes	4.250		12/07/21	EUR	1,700	2,121,228

						6,370,707

Spain 4.4%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.950		02/11/20	EUR	2,000	2,310,662
Sr. Unsec’d. Notes, EMTN	4.900		09/15/21	EUR	600	725,333
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00
Fft 10Y Index + 0.000%	5.480	(c)	05/11/29	EUR	1,000	1,376,910
Sr. Unsec’d. Notes, EMTN	5.900		05/28/30	EUR	3,000	4,166,777
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	3.250		06/28/24	CHF	1,300	1,479,827
Gov’t. Gtd. Notes, EMTN	5.000		03/31/20	CAD	1,800	1,376,637
Gov’t. Gtd. Notes, GMTN	0.963		09/22/22	SEK	20,000	2,136,828

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)
Spain Government Bond,
Bonds, 144A(k)	3.800%	04/30/24	EUR	1,880	$2,496,027
Bonds, 144A	5.150	10/31/28	EUR	8,120	12,620,113
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	6,410	7,543,508
Sr. Unsec’d. Notes, 144A	1.400	07/30/28	EUR	2,000	2,343,471
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	5,170	6,125,566
Sr. Unsec’d. Notes, 144A(k)	1.950	07/30/30	EUR	1,300	1,581,237
Sr. Unsec’d. Notes, 144A	2.900	10/31/46	EUR	300	392,874
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	2,000	2,833,395
Sr. Unsec’d. Notes, 144A(k)	4.650	07/30/25	EUR	15,050	21,371,734
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	500	773,731
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	10,111	15,724,653

					87,379,283

Sweden 0.2%
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, EMTN	0.625	11/13/23	SEK	15,000	1,599,213
Local Gov’t. Gtd. Notes, EMTN	1.500	05/12/25	SEK	7,000	777,086
Local Gov’t. Gtd. Notes, EMTN	4.280	05/28/19	MXN	13,200	693,486
Local Gov’t. Gtd. Notes, MTN	4.750	08/17/22	AUD	200	153,273
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	3.760	05/28/19	AUD	787	555,598
Sr. Unsec’d. Notes, EMTN	4.200	12/16/20	AUD	700	504,183

					4,282,839

Thailand 0.1%
Thailand Government Bond, Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,540,490

Turkey 0.5%
Turkey Government Bond, Bonds	8.000	03/12/25	TRY	3,450	346,914
Turkey Government International Bond,
Sr. Unsec’d. Notes(a)	4.125	04/11/23	EUR	2,965	3,293,073
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	300	327,664
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	935,600
Sr. Unsec’d. Notes	7.000	06/05/20		2,000	2,017,912

See Notes to Financial Statements.

PGIM Global Total Return Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Turkey (cont’d.)
Turkey Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.500%	11/07/19		400	$403,760
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	3,550	3,573,797

					10,898,720

Ukraine 0.1%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750	09/01/24		1,875	1,790,663

United Arab Emirates 0.7%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	2.500	10/11/22		498	493,020
Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,341,350
Dubai DOF Sukuk Ltd., Sr. Unsec’d. Notes, EMTN	6.450	05/02/22		6,423	6,963,174
Sharjah Sukuk Ltd., Sr. Unsec’d. Notes(a)	3.764	09/17/24		3,800	3,818,240

					13,615,784

United Kingdom 0.9%
United Kingdom Gilt,
Bonds	1.625	10/22/28	GBP	145	196,522
Bonds	2.000	09/07/25	GBP	100	138,941
Bonds	2.750	09/07/24	GBP	180	257,399
Bonds(k)	3.250	01/22/44	GBP	320	547,652
Bonds(k)	3.500	01/22/45	GBP	2,310	4,140,083
Bonds(k)	4.250	03/07/36	GBP	6,140	11,205,757
Bonds(k)	4.250	09/07/39	GBP	600	1,136,167

					17,622,521

Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		394	410,823
Sr. Unsec’d. Notes	4.375	01/23/31		625	650,163

See Notes to Financial Statements.

56

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Uruguay (cont’d.)
Uruguay Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.875%		09/28/25		2,202	$2,541,901
Sr. Unsec’d. Notes	7.000		06/28/19	EUR	118	133,667

						3,736,554

TOTAL SOVEREIGN BONDS (cost $844,561,070)						835,160,165

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.3%
Federal National Mortgage Assoc.	5.375		12/07/28	GBP	707	1,207,951
Tennessee Valley Authority
Sr. Unsec’d. Notes	5.350		06/07/21	GBP	1,217	1,714,549
Sr. Unsec’d. Notes	5.625		06/07/32	GBP	1,391	2,525,597

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,744,227)						5,448,097

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds(k)	2.500		05/15/46		454	417,059
U.S. Treasury Bonds	2.875		08/15/45		18	17,835
U.S. Treasury Bonds(h)	3.375		11/15/48		2,580	2,804,843
U.S. Treasury Notes	1.500		02/28/23		315	306,214
U.S. Treasury Notes(h)(k)	2.125		05/15/25		5,000	4,933,398
U.S. Treasury Notes	2.250		04/30/24		4,545	4,538,076
U.S. Treasury Notes	2.375		04/30/26		4,925	4,919,421
U.S. Treasury Notes(h)	2.500		02/28/21		420	421,542
U.S. Treasury Notes	2.625		08/31/20		134	134,476
U.S. Treasury Notes(k)	2.625		06/15/21		310	312,325
U.S. Treasury Notes(h)(k)	2.625		12/15/21		2,430	2,453,636
U.S. Treasury Notes(h)(k)	2.625		02/15/29		6,509	6,575,361
U.S. Treasury Notes	2.875		11/15/21		200	203,039
U.S. Treasury Strips Coupon	1.872	(s)	05/15/31		400	289,149
U.S. Treasury Strips Coupon	1.888	(s)	08/15/29		400	305,652
U.S. Treasury Strips Coupon	2.089	(s)	11/15/35		800	500,176
U.S. Treasury Strips Coupon(k)	2.251	(s)	08/15/40		800	428,491

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,554,841)						29,560,693

See Notes to Financial Statements.

PGIM Global Total Return Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value

COMMON STOCK 0.0%

Colombia
Frontera Energy Corp. (cost $44,527)	2,232	$19,718

PREFERRED STOCK 0.0%

United States
Citigroup Capital XIII, 8.953% (cost $100,000)	4,000	108,280

TOTAL LONG-TERM INVESTMENTS (cost $1,940,072,019)		1,929,593,818

SHORT-TERM INVESTMENTS 6.8%

AFFILIATED MUTUAL FUNDS 2.3%
PGIM Core Ultra Short Bond Fund(w)	14,223,065	14,223,065
PGIM Institutional Money Market Fund (cost $32,177,580; includes $32,102,918 of cash collateral for securities on loan)(b)(w)	32,177,326	32,186,979

TOTAL AFFILIATED MUTUAL FUNDS (cost $46,400,645)		46,410,044

OPTIONS PURCHASED*~ 4.5% (cost $135,115,921)		90,485,433

TOTAL SHORT-TERM INVESTMENTS (cost $181,516,566)		136,895,477

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0% (cost $2,121,588,585)		2,066,489,295

OPTIONS WRITTEN*~ (3.8)% (premiums received $109,567,894)		(76,224,461)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.2% (cost $2,012,020,691)		1,990,264,834
Other assets in excess of liabilities(z) 0.8%		15,190,332

NET ASSETS 100.0%		$2,005,455,166

Below is a list of the abbreviation(s) used in the semiannual report:

AED—United Arab Emirates Dirham

ARS—Argentine Peso

AUD—Australian Dollar

See Notes to Financial Statements.

58

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDO—Collateralized Debt Obligation

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EIBOR—Emirates Interbank Offered Rate

EMTN—Euro Medium Term Note

See Notes to Financial Statements.

PGIM Global Total Return Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMAC—General Motors Acceptance Corporation

GMTN—Global Medium Term Note

HIBOR—Hong Kong Interbank Offered Rate

HICP—Harmonised Index of Consumer Prices

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SAIBOR—Saudi Arabian Interbank Offered Rate

SIBOR—Singapore Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STACR—Structured Agency Credit Risk

STIBOR—Stockholm Interbank Offered Rate

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $20,529,820 and 1.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,299,976; cash collateral of $32,102,918 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

60

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—		5,000	$31,494
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—		7,600	51,410
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		4,495	43,199
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		10,926	98,911
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		21,689	216,160
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.13%	—		22,000	225,652
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		4,370	46,366
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	30,400	67,971
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	10/27/23	85.00	—	AUD	57,000	891,213
Currency Option AUD vs JPY	Call	Goldman Sachs International	10/27/23	85.00	—	AUD	21,000	328,341
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	04/28/20	10.00	—	EUR	35,500	2,436,214
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00	—	EUR	35,500	2,117,077
Currency Option EUR vs ZAR	Call	Goldman Sachs International	07/26/19	29.00	—	EUR	35,000	355
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	07/26/19	29.00	—	EUR	14,000	142
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	14,000	10,680
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	24.00	—	EUR	14,750	36,497
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	34,500	238,916

See Notes to Financial Statements.

PGIM Global Total Return Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	35,000	$1,506,091
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	14,000	602,437
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	06/11/19	5.25	—		80,000	1,453
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/13/19	6.00	—		41,000	4,232
Currency Option USD vs BRL	Call	Citibank, N.A.	08/13/19	6.00	—		15,000	1,548
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00	—		32,500	169,669
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—		33,000	553,687
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50	—		80,000	317,418
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		40,000	52,880
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—		80,000	1,604,254
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—		41,000	3,731,025
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.00	—		15,000	1,365,009
Currency Option USD vs CAD	Call	HSBC Bank USA, N.A.	07/30/19	1.30	—		20,000	583,785
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.40	—		40,000	38,367
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—		40,000	728,007
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/28/20	1.00	—		15,500	282,103
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	05/23/19	90.00	—		40,000	—
Currency Option USD vs INR	Call	Goldman Sachs International	05/23/19	90.00	—		16,000	—
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	08/27/19	82.50	—		40,000	12,451
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	09/30/19	90.00	—		56,000	6,048
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—		40,000	163,847

See Notes to Financial Statements.

62

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	56,000	$1,272,132
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00	—	22,000	435,739
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00	—	40,000	404,405
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	72,000	727,928
Currency Option USD vs KRW	Call	Goldman Sachs International	05/29/19	1,500.00	—	12,000	1
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	07/29/19	1,150.00	—	15,000	258,584
Currency Option USD vs KRW	Call	Goldman Sachs International	07/29/19	1,450.00	—	30,000	771
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,200.00	—	18,000	179,788
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,350.00	—	36,000	51,284
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/27/19	25.00	—	24,500	10,165
Currency Option USD vs MXN	Call	Goldman Sachs International	09/03/19	31.00	—	83,250	5,607
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	22.00	—	16,000	136,828
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	26.00	—	32,000	53,698
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00	—	55,500	264,639
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	120,000	489,106
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	61,500	2,462,912
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	22.00	—	21,750	871,030
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	166,500	2,122,299
Currency Option USD vs RUB	Call	BNP Paribas S.A.	06/27/19	95.00	—	56,000	274
Currency Option USD vs RUB	Call	Citibank, N.A.	12/23/19	85.00	—	18,000	53,481
Currency Option USD vs RUB	Call	BNP Paribas S.A.	03/30/20	95.00	—	33,000	91,286

See Notes to Financial Statements.

PGIM Global Total Return Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	07/05/19	10.00	—		56,000	$104,269
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	08/05/19	12.00	—		56,000	114,936
Currency Option USD vs TRY	Call	Citibank, N.A.	08/28/19	5.40	—		15,000	2,426,997
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	09/27/19	15.00	—		56,000	147,824
Currency Option USD vs TRY	Call	Goldman Sachs International	12/23/19	6.00	—		18,000	2,680,839
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00	—		41,000	5,097,015
Currency Option USD vs TRY	Call	Deutsche Bank AG	06/29/20	9.00	—		40,000	2,747,508
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—		40,000	3,965,384
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	9.00	—		16,000	1,586,154
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—		56,000	5,673,727
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	06/26/19	20.00	—		15,000	914
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/26/19	25.00	—		40,000	1,167
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	07/26/19	25.00	—		72,000	2,101
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	14.00	—		18,000	1,308,693
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	17.00	—		36,000	519,914
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00	—		40,000	223,728
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		40,000	1,699,244
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—		16,000	679,697
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		40,000	3,857,537
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	15.00	—		16,000	1,543,015
Currency Option AUD vs JPY	Put	Deutsche Bank AG	06/06/19	52.00	—	AUD	252,000	158

See Notes to Financial Statements.

64

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Put	Goldman Sachs International	06/06/19	52.00	—	AUD	58,500	$37
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	06/26/19	80.00	—	AUD	77,000	1,454,998
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	06/26/19	70.00	—	AUD	154,000	54,356
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	82.00	—	AUD	110,000	5,345,423
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	220,000	2,338,265
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	67.00	—	AUD	150,000	700,970
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	02/26/20	76.00	—	AUD	75,000	1,465,305
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	252,000	3,686,964
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	68.00	—	AUD	58,500	855,902
Currency Option AUD vs USD	Put	Citibank, N.A.	01/29/20	0.69	—	AUD	23,000	273,548
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00	—	EUR	35,500	89,475
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00	—	EUR	35,500	545,346
Currency Option GBP vs USD	Put	Goldman Sachs International	09/03/19	1.00	—	GBP	41,600	3,068
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.30	—	GBP	12,500	307,154
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.15	—	GBP	12,500	33,205
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	32,000	1,064,058
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.28	—	GBP	9,600	319,217
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10	—		33,000	36,714
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		40,000	391,095
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		40,000	444,423
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		40,000	163,529

See Notes to Financial Statements.

PGIM Global Total Return Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—	119,000	$3,491,303
Currency Option USD vs CNH	Put	Morgan Stanley & Co. International PLC	06/26/19	6.00	—	39,000	157
Currency Option USD vs INR	Put	Goldman Sachs International	07/29/19	69.00	—	20,000	114,157
Currency Option USD vs INR	Put	BNP Paribas S.A.	08/27/19	69.50	—	40,000	336,735
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—	20,000	154,420
Currency Option USD vs JPY	Put	Barclays Bank PLC	07/05/19	91.00	—	112,000	3,520
Currency Option USD vs KRW	Put	Deutsche Bank AG	07/29/19	1,050.00	—	15,000	636
Currency Option USD vs MXN	Put	BNP Paribas S.A.	08/27/19	17.00	—	24,500	12,803
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00	—	55,500	150,467
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—	40,000	356,950
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—	56,000	1,912,026
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00	—	41,000	22,567
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	06/29/20	5.00	—	40,000	128,840
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00	—	40,000	166,343
Currency Option USD vs ZAR	Put	Morgan Stanley & Co. International PLC	01/27/21	12.50	—	56,000	606,967

Total OTC Traded (cost $133,177,663)							$89,868,630

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	07/17/19	$104.50	CDX.NA.HY. 32.V1(Q)	5.00%(Q)	56,900	$205,269
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	05/15/19	$97.00	CDX.NA.HY. 32.V1(Q)	5.00%(Q)	56,900	972

See Notes to Financial Statements.

66

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EUR.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	0.80%	iTraxx.EUR. 31.V1(Q)	1.00%(Q)	EUR	101,600	$169,707
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	3.50%	iTraxx.XO. 31.V1(Q)	5.00%(Q)	EUR	50,800	240,855

Total OTC Swaptions (cost $1,938,258)									$616,803

Total Options Purchased (cost $135,115,921)									$90,485,433

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	30,400	$(67,971)
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00	—	EUR	35,500	(2,436,214)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00	—	EUR	35,500	(2,117,077)
Currency Option EUR vs ZAR	Call	Citibank, N.A.	11/25/19	27.00	—	EUR	14,000	(10,680)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	14,750	(36,497)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	34,500	(238,916)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	70,000	(1,354,536)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	28,000	(541,814)
Currency Option USD vs BRL	Call	Citibank, N.A.	06/11/19	5.25	—		80,000	(1,454)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		18,000	(93,971)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00	—		14,500	(75,699)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65	—		33,000	(553,687)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50	—		80,000	(317,418)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		40,000	(52,880)

See Notes to Financial Statements.

PGIM Global Total Return Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—	80,000	$(1,604,254)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—	82,000	(2,321,947)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.00	—	30,000	(849,493)
Currency Option USD vs CAD	Call	HSBC Bank USA, N.A.	07/30/19	1.40	—	40,000	(38,367)
Currency Option USD vs CAD	Call	Citibank, N.A.	07/30/19	1.30	—	20,000	(583,785)
Currency Option USD vs INR	Call	BNP Paribas S.A.	08/27/19	82.50	—	40,000	(12,451)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	40,000	(163,847)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	112,000	(1,077,148)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00	—	22,000	(435,739)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/29/19	1,500.00	—	12,000	(1)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	07/29/19	1,450.00	—	30,000	(771)
Currency Option USD vs KRW	Call	Goldman Sachs International	07/29/19	1,150.00	—	15,000	(258,584)
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,350.00	—	36,000	(51,284)
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,200.00	—	18,000	(179,788)
Currency Option USD vs MXN	Call	BNP Paribas S.A.	08/27/19	25.00	—	24,500	(10,165)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	12/26/19	26.00	—	32,000	(53,698)
Currency Option USD vs MXN	Call	Citibank, N.A.	12/26/19	22.00	—	16,000	(136,828)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00	—	55,500	(264,640)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	120,000	(489,106)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	123,000	(1,567,824)
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	26.50	—	43,500	(554,474)

See Notes to Financial Statements.

68

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—		83,250	$(3,333,942)
Currency Option USD vs RUB	Call	Goldman Sachs International	12/23/19	85.00	—		18,000	(53,481)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00	—		33,000	(91,286)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—		56,000	(758,266)
Currency Option USD vs TRY	Call	BNP Paribas S.A.	08/28/19	5.40	—		15,000	(2,426,997)
Currency Option USD vs TRY	Call	BNP Paribas S.A.	12/23/19	6.00	—		18,000	(2,680,839)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00	—		41,000	(5,097,015)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	06/29/20	9.00	—		40,000	(2,747,508)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00	—		80,000	(4,055,956)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	10/29/20	12.00	—		32,000	(1,622,383)
Currency Option USD vs TRY	Call	Morgan Stanley & Co.International PLC	02/25/21	15.00	—		112,000	(5,199,089)
Currency Option USD vs ZAR	Call	HSBC Bank USA, N.A.	06/26/19	20.00	—		13,000	(792)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	06/26/19	20.00	—		2,000	(122)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	17.00	—		36,000	(519,914)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	14.00	—		18,000	(1,308,693)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00	—		40,000	(223,728)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—		80,000	(1,208,769)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		32,000	(483,507)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—		80,000	(2,196,160)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	20.00	—		32,000	(878,464)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	06/26/19	70.00	—	AUD	154,000	(54,356)

See Notes to Financial Statements.

PGIM Global Total Return Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	06/26/19	80.00	—	AUD	77,000	$(1,454,998)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	73.00	—	AUD	220,000	(2,338,265)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	110,000	(5,345,423)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	76.00	—	AUD	75,000	(1,465,305)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	02/26/20	67.00	—	AUD	150,000	(700,970)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	504,000	(3,251,331)
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	60.00	—	AUD	117,000	(754,773)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	01/29/20	0.69	—	AUD	23,000	(273,548)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00	—	EUR	35,500	(89,475)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00	—	EUR	35,500	(545,346)
Currency Option GBP vs USD	Put	Citibank, N.A.	11/25/19	1.15	—	GBP	12,500	(33,205)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	11/25/19	1.30	—	GBP	12,500	(307,154)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	64,000	(685,197)
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.16	—	GBP	19,200	(205,559)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		33,000	(36,714)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50	—		40,000	(391,095)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		40,000	(444,423)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		40,000	(163,529)
Currency Option USD vs INR	Put	BNP Paribas S.A.	07/29/19	69.00	—		20,000	(114,157)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	08/27/19	69.50	—		40,000	(336,735)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—		20,000	(154,420)

See Notes to Financial Statements.

70

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	91.00	—	40,000	$(285,631)
Currency Option USD vs JPY	Put	Barclays Bank PLC	01/27/21	91.00	—	72,000	(514,135)
Currency Option USD vs KRW	Put	Morgan Stanley & Co. International PLC	07/29/19	1,050.00	—	15,000	(636)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	08/27/19	17.00	—	24,500	(12,803)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	04/28/20	17.00	—	55,500	(150,467)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—	40,000	(356,950)
Currency Option USD vs RUB	Put	BNP Paribas S.A.	08/28/19	66.00	—	56,000	(1,514,496)
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00	—	41,000	(22,567)
Currency Option USD vs TRY	Put	Deutsche Bank AG	06/29/20	5.00	—	40,000	(128,840)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00	—	40,000	(166,343)

Total OTC Traded (premiums received $107,801,104)							$(75,738,765)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	07/17/19	$101.00	5.00%(Q)	CDX.NA.HY. 32.V1(Q)		113,800	$(161,855)
iTraxx.EUR.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	1.10%	1.00%(Q)	iTraxx.EUR. 31.V1(Q)	EUR	203,200	(133,721)
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	4.50%	5.00%(Q)	iTraxx.XO. 31.V1(Q)	EUR	101,600	(190,120)

Total OTC Swaptions (premiums received $1,766,790)									$(485,696)

Total Options Written (premiums received $109,567,894)									$(76,224,461)

See Notes to Financial Statements.

PGIM Global Total Return Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Futures contracts outstanding at April 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7,453	5 Year U.S. Treasury Notes	Jun. 2019	$861,869,615	$5,323,438
2	10 Year Canadian Government Bonds	Jun. 2019	206,285	3,133
4,033	10 Year U.S. Treasury Notes	Jun. 2019	498,768,692	3,446,630
19	10 Year U.S. Ultra Treasury Notes	Jun. 2019	2,503,844	27,139
192	20 Year U.S. Treasury Bonds	Jun. 2019	28,314,000	414,399
8	30 Year Euro Buxl	Jun. 2019	1,693,526	59,572
920	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	151,138,750	1,063,876
388	Euro-OAT	Jun. 2019	70,499,290	1,391,817

				11,730,004

Short Positions:
4,137	2 Year U.S. Treasury Notes	Jun. 2019	881,213,321	(2,859,801)
996	5 Year Euro-Bobl	Jun. 2019	148,497,911	(727,769)
1,082	10 Year Euro-Bund	Jun. 2019	200,615,455	(1,951,451)
2,017	Euro Schatz Index	Jun. 2019	253,192,945	(288,911)

				(5,827,932)

				$5,902,072

Forward foreign currency exchange contracts outstanding at April 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 05/03/19	BNP Paribas S.A.	ARS	284,201	$6,415,372	$6,381,748	$—	$(33,624)
Expiring 05/30/19	BNP Paribas S.A.	ARS	110,257	2,358,431	2,381,626	23,195	—
Expiring 06/25/19	Citibank, N.A.	ARS	29,602	650,591	613,472	—	(37,119)
Expiring 06/25/19	Citibank, N.A.	ARS	21,079	449,629	436,835	—	(12,794)
Expiring 06/25/19	Citibank, N.A.	ARS	14,394	310,408	298,295	—	(12,113)
Australian Dollar,
Expiring 06/28/19	Goldman Sachs International	AUD	3,228	2,466,159	2,278,441	—	(187,718)

See Notes to Financial Statements.

72

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/28/19	Morgan Stanley & Co. International PLC	AUD	1,390	$1,075,979	$981,145	$—	$(94,834)
Expiring 07/22/19	Barclays Bank PLC	AUD	2,443	1,736,000	1,725,732	—	(10,268)
Expiring 07/22/19	Citibank, N.A.	AUD	5,773	4,148,800	4,077,755	—	(71,045)
Expiring 07/22/19	Morgan Stanley & Co. International PLC	AUD	1,242	889,672	877,586	—	(12,086)
Expiring 08/29/19	Barclays Bank PLC	AUD	13,623	9,701,153	9,632,474	—	(68,679)
Expiring 08/29/19	BNP Paribas S.A.	AUD	1,696	1,197,000	1,199,209	2,209	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	6,367	4,520,846	4,501,737	—	(19,109)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	5,309	3,771,142	3,753,775	—	(17,367)
Expiring 01/31/20	Citibank, N.A.	AUD	3,238	2,594,998	2,298,397	—	(296,601)
Expiring 01/31/20	Citibank, N.A.	AUD	2,637	1,966,670	1,872,042	—	(94,628)
Expiring 02/28/20	Bank of America, N.A.	AUD	8,916	6,402,013	6,333,231	—	(68,782)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	2,729	1,959,198	1,948,187	—	(11,011)
Brazilian Real,
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	21,917	5,647,287	5,574,273	—	(73,014)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	3,406	863,000	866,285	3,285	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	3,957	$990,000	$999,271	$9,271	$—
Expiring 09/30/19	Barclays Bank PLC	BRL	3,000	877,707	755,515	—	(122,192)
Expiring 09/30/19	Barclays Bank PLC	BRL	682	198,290	171,793	—	(26,497)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	5,925	1,689,000	1,492,144	—	(196,856)
Expiring 12/24/19	Barclays Bank PLC	BRL	2,271	656,862	568,239	—	(88,623)
Expiring 12/24/19	Barclays Bank PLC	BRL	455	130,617	113,769	—	(16,848)
Expiring 12/24/19	Citibank, N.A.	BRL	3,650	933,553	913,161	—	(20,392)
Expiring 12/24/19	Deutsche Bank AG	BRL	24,458	6,069,000	6,118,624	49,624	—
Expiring 03/31/20	Deutsche Bank AG	BRL	47,153	11,550,000	11,711,169	161,169	—
Expiring 06/30/20	Citibank, N.A.	BRL	31,480	7,893,000	7,741,692	—	(151,308)
Expiring 06/30/20	Deutsche Bank AG	BRL	53,533	12,146,000	13,164,994	1,018,994	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	3,592	881,000	883,307	2,307	—
Expiring 07/29/20	Deutsche Bank AG	BRL	10,985	2,758,413	2,691,729	—	(66,684)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	9,411	2,413,000	2,305,888	—	(107,112)
Expiring 08/31/20	Citibank, N.A.	BRL	15,315	3,813,000	3,737,155	—	(75,845)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	16,155	3,967,000	3,942,205	—	(24,795)
Expiring 12/23/20	Citibank, N.A.	BRL	70,083	17,106,000	16,862,215	—	(243,785)

See Notes to Financial Statements.

74

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 01/29/21	Citibank, N.A.	BRL	31,144	$7,402,000	$7,459,392	$57,392	$—
Expiring 01/29/21	Citibank, N.A.	BRL	20,672	4,950,547	4,951,226	679	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	11,133	2,780,000	2,666,388	—	(113,612)
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	2,822	3,711,000	3,695,753	—	(15,247)
Expiring 07/19/19	Bank of America, N.A.	GBP	2,053	2,691,000	2,688,347	—	(2,653)
Expiring 07/19/19	Bank of America, N.A.	GBP	1,126	1,460,000	1,475,024	15,024	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	1,726	2,255,000	2,259,706	4,706	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	2,507	3,303,000	3,282,240	—	(20,760)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	833	1,096,000	1,090,166	—	(5,834)
Expiring 07/19/19	The Toronto-Dominion Bank	GBP	2,502	3,281,000	3,275,601	—	(5,399)
Expiring 08/29/19	Citibank, N.A.	GBP	3,717	4,847,272	4,877,194	29,922	—
Expiring 11/27/19	Citibank, N.A.	GBP	2,666	3,624,960	3,511,980	—	(112,980)
Canadian Dollar,
Expiring 07/22/19	Bank of America, N.A.	CAD	2,237	1,664,000	1,673,026	9,026	—
Expiring 07/22/19	Bank of America, N.A.	CAD	2,030	1,508,000	1,518,661	10,661	—
Expiring 07/22/19	Barclays Bank PLC	CAD	1,450	1,084,000	1,084,780	780	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	41,898	$31,387,349	$31,338,320	$—	$(49,029)
Expiring 07/31/19	HSBC Bank USA, N.A.	CAD	5,607	4,243,862	4,194,704	—	(49,158)
Expiring 07/31/19	JPMorgan Chase Bank, N.A.	CAD	2,119	1,624,886	1,585,139	—	(39,747)
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	1,205,273	1,809,900	1,778,961	—	(30,939)
Expiring 06/19/19	BNP Paribas S.A.	CLP	1,182,871	1,769,199	1,745,895	—	(23,304)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	539,397	814,000	796,140	—	(17,860)
Chinese Renminbi,
Expiring 05/06/19	Citibank, N.A.	CNH	10,414	1,545,546	1,545,970	424	—
Expiring 06/05/19	BNP Paribas S.A.	CNH	41,382	6,187,447	6,143,333	—	(44,114)
Expiring 06/28/19	Citibank, N.A.	CNH	7,979	1,139,014	1,184,503	45,489	—
Expiring 07/25/19	Barclays Bank PLC	CNH	41,488	6,156,073	6,158,281	2,208	—
Expiring 07/25/19	Citibank, N.A.	CNH	20,809	3,102,234	3,088,890	—	(13,344)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	17,974	2,689,041	2,667,964	—	(21,077)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	5,624	836,000	834,834	—	(1,166)
Expiring 02/28/20	Citibank, N.A.	CNH	9,688	1,375,694	1,434,949	59,255	—
Expiring 02/28/20	HSBC Bank USA, N.A.	CNH	9,677	1,428,763	1,433,336	4,573	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	52,452	8,077,000	7,768,841	—	(308,159)

See Notes to Financial Statements.

76

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	9,862,053	$3,179,000	$3,046,859	$—	$(132,141)
Expiring 05/20/19	BNP Paribas S.A.	COP	5,487,261	1,781,000	1,695,277	—	(85,723)
Expiring 05/20/19	Citibank, N.A.	COP	3,878,720	1,240,000	1,198,322	—	(41,678)
Expiring 05/20/19	HSBC Bank USA, N.A.	COP	2,696,112	864,000	832,958	—	(31,042)
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	3,550,822	1,133,000	1,097,018	—	(35,982)
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	92,925	4,099,373	4,074,907	—	(24,466)
Danish Krone,
Expiring 07/19/19	Citibank, N.A.	DKK	4,224	645,722	639,235	—	(6,487)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	47,211	2,513,874	2,691,363	177,489	—
Expiring 07/15/19	Citibank, N.A.	EGP	29,132	1,550,711	1,660,727	110,016	—
Expiring 07/29/19	Citibank, N.A.	EGP	22,834	1,233,918	1,296,733	62,815	—
Expiring 07/29/19	Citibank, N.A.	EGP	12,811	682,177	727,558	45,381	—
Expiring 09/18/19	Citibank, N.A.	EGP	28,597	1,564,390	1,602,709	38,319	—
Expiring 10/08/19	Citibank, N.A.	EGP	15,748	867,400	877,864	10,464	—
Euro,
Expiring 07/19/19	Bank of America, N.A.	EUR	1,346	1,530,000	1,520,654	—	(9,346)
Expiring 07/19/19	Goldman Sachs International	EUR	4,915	5,544,461	5,551,249	6,788	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	1,737	1,960,000	1,962,182	2,182	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	1,478	$1,685,000	$1,669,533	$—	$(15,467)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	664	757,000	749,656	—	(7,344)
Expiring 07/19/19	The Toronto-Dominion Bank	EUR	1,294	1,474,000	1,461,788	—	(12,212)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	EUR	2,685	3,258,784	3,081,655	—	(177,129)
Expiring 02/28/20	Bank of America, N.A.	EUR	3,265	4,271,599	3,755,476	—	(516,123)
Expiring 02/28/20	BNP Paribas S.A.	EUR	5,554	6,285,739	6,388,335	102,596	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	4,574	5,300,808	5,261,117	—	(39,691)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	3,595	4,373,117	4,134,860	—	(238,257)
Hungarian Forint,
Expiring 07/19/19	Citibank, N.A.	HUF	237,280	834,000	826,355	—	(7,645)
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	460,897	6,502,777	6,584,781	82,004	—
Expiring 06/19/19	Barclays Bank PLC	INR	90,025	1,288,000	1,286,172	—	(1,828)
Expiring 06/19/19	Barclays Bank PLC	INR	53,652	760,000	766,522	6,522	—
Expiring 06/19/19	Citibank, N.A.	INR	159,159	2,275,000	2,273,884	—	(1,116)
Expiring 06/19/19	Citibank, N.A.	INR	70,140	1,005,000	1,002,080	—	(2,920)

See Notes to Financial Statements.

78

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	151,756	$2,177,000	$2,168,125	$—	$(8,875)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	104,451	1,487,000	1,492,273	5,273	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	311,003	4,456,144	4,443,263	—	(12,881)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	156,599	2,236,494	2,237,314	820	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	121,441	1,733,750	1,735,005	1,255	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	92,002	1,313,000	1,314,419	1,419	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	91,141	1,302,000	1,302,124	124	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	80,855	1,153,000	1,155,161	2,161	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	53,989	778,000	771,338	—	(6,662)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	563,319	7,949,577	8,048,065	98,488	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	197,894	2,838,000	2,827,282	—	(10,718)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	114,096	1,646,000	1,630,072	—	(15,928)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	106,211	1,521,000	1,517,429	—	(3,571)

See Notes to Financial Statements.

PGIM Global Total Return Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	101,012	$1,442,000	$1,443,147	$1,147	$—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	88,695	1,275,000	1,267,179	—	(7,821)
Expiring 07/31/19	BNP Paribas S.A.	INR	271,749	3,730,000	3,862,611	132,611	—
Expiring 07/31/19	Morgan Stanley & Co. International PLC	INR	195,134	2,760,023	2,773,607	13,584	—
Expiring 08/29/19	HSBC Bank USA, N.A.	INR	945,555	12,891,000	13,397,986	506,986	—
Expiring 10/30/20	Goldman Sachs International	INR	341,407	4,510,000	4,599,992	89,992	—
Expiring 12/23/20	Goldman Sachs International	INR	216,223	2,832,000	2,893,635	61,635	—
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	29,673,750	2,050,000	2,068,960	18,960	—
Expiring 06/19/19	Barclays Bank PLC	IDR	19,689,350	1,390,000	1,372,812	—	(17,188)
Expiring 06/19/19	Barclays Bank PLC	IDR	19,309,115	1,368,000	1,346,301	—	(21,699)
Expiring 06/19/19	Barclays Bank PLC	IDR	17,584,075	1,219,000	1,226,025	7,025	—
Expiring 06/19/19	Barclays Bank PLC	IDR	17,275,144	1,202,000	1,204,485	2,485	—
Expiring 06/19/19	Barclays Bank PLC	IDR	13,950,602	974,000	972,686	—	(1,314)
Expiring 06/19/19	Barclays Bank PLC	IDR	12,477,102	869,000	869,948	948	—
Expiring 06/19/19	HSBC Bank USA, N.A.	IDR	17,884,425	1,245,000	1,246,966	1,966	—
Expiring 06/19/19	HSBC Bank USA, N.A.	IDR	12,663,805	889,000	882,966	—	(6,034)

See Notes to Financial Statements.

80

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	40,855,100	$2,857,000	$2,848,564	$—	$(8,436)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	28,051,520	1,960,000	1,955,852	—	(4,148)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	18,193,716	1,273,000	1,268,531	—	(4,469)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	18,015,681	1,262,000	1,256,118	—	(5,882)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	53,382,861	3,754,069	3,722,044	—	(32,025)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	35,692,332	2,477,000	2,488,597	11,597	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	21,251,403	1,494,000	1,481,724	—	(12,276)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	20,202,959	1,399,000	1,408,623	9,623	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	13,098,800	916,000	913,295	—	(2,705)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	12,474,060	870,000	869,736	—	(264)
Expiring 06/19/19	UBS AG	IDR	37,087,425	2,589,000	2,585,868	—	(3,132)
Israeli Shekel,
Expiring 11/29/19	Citibank, N.A.	ILS	162,159	44,635,000	45,735,486	1,100,486	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 05/31/19	Barclays Bank PLC	JPY	115,401	$1,034,000	$1,038,677	$4,677	$—
Expiring 05/31/19	Deutsche Bank AG	JPY	122,788	1,121,000	1,105,165	—	(15,835)
Expiring 05/31/19	Deutsche Bank AG	JPY	95,626	869,000	860,697	—	(8,303)
Expiring 05/31/19	Deutsche Bank AG	JPY	76,216	707,000	685,993	—	(21,007)
Expiring 05/31/19	The Toronto-Dominion Bank	JPY	92,065	835,000	828,639	—	(6,361)
Expiring 07/19/19	Bank of America, N.A.	JPY	32,341,843	290,852,543	292,216,750	1,364,207	—
Expiring 07/19/19	Bank of America, N.A.	JPY	151,602	1,367,000	1,369,764	2,764	—
Expiring 07/19/19	Barclays Bank PLC	JPY	94,896	854,000	857,414	3,414	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	234,550	2,109,905	2,119,216	9,311	—
Expiring 07/19/19	The Toronto-Dominion Bank	JPY	266,000	2,393,000	2,403,381	10,381	—
Expiring 01/29/21	Barclays Bank PLC	JPY	743,615	7,152,000	7,009,818	—	(142,182)
Expiring 01/29/21	Barclays Bank PLC	JPY	438,351	4,154,000	4,132,192	—	(21,808)
Expiring 01/29/21	Citibank, N.A.	JPY	449,088	4,477,000	4,233,407	—	(243,593)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	1,488,986	14,485,000	14,036,187	—	(448,813)
Expiring 10/31/23	Barclays Bank PLC	JPY	525,393	5,512,000	5,352,462	—	(159,538)
Expiring 10/31/23	Barclays Bank PLC	JPY	406,236	4,196,000	4,138,544	—	(57,456)
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	5,354,000	5,206,235	—	(147,765)

See Notes to Financial Statements.

82

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/19/19	Barclays Bank PLC	MXN	20,985	$1,072,000	$1,097,985	$25,985	$—
Expiring 06/19/19	BNP Paribas S.A.	MXN	18,405	962,000	962,984	984	—
Expiring 06/19/19	Citibank, N.A.	MXN	85,999	4,456,144	4,499,744	43,600	—
Expiring 06/19/19	Citibank, N.A.	MXN	42,759	2,236,494	2,237,289	795	—
Expiring 06/19/19	Citibank, N.A.	MXN	26,222	1,377,000	1,372,021	—	(4,979)
Expiring 06/19/19	Citibank, N.A.	MXN	24,968	1,307,000	1,306,409	—	(591)
Expiring 06/19/19	Citibank, N.A.	MXN	22,569	1,187,000	1,180,861	—	(6,139)
Expiring 06/19/19	Deutsche Bank AG	MXN	356,141	18,164,734	18,634,436	469,702	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	42,653	2,190,043	2,231,753	41,710	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	30,732	1,607,000	1,608,019	1,019	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	27,987	1,435,327	1,464,353	29,026	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	18,015	928,000	942,623	14,623	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	16,156	852,000	845,328	—	(6,672)
Expiring 08/29/19	Bank of America, N.A.	MXN	27,099	1,383,000	1,401,601	18,601	—
Expiring 08/29/19	Deutsche Bank AG	MXN	88,614	4,152,000	4,583,213	431,213	—
Expiring 08/29/19	Deutsche Bank AG	MXN	26,926	1,356,000	1,392,633	36,633	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	28,511	1,405,225	1,474,614	69,389	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	17,278	$868,000	$893,635	$25,635	$—
Expiring 12/30/19	Citibank, N.A.	MXN	22,199	1,083,121	1,126,566	43,445	—
Expiring 12/30/19	Goldman Sachs International	MXN	13,330	651,931	676,470	24,539	—
Expiring 04/30/20	Citibank, N.A.	MXN	32,853	1,591,718	1,636,455	44,737	—
Expiring 04/30/20	Deutsche Bank AG	MXN	274,693	12,385,000	13,682,832	1,297,832	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	14,776	725,000	735,987	10,987	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	MXN	80,903	3,920,000	4,029,883	109,883	—
Expiring 10/30/20	Citibank, N.A.	MXN	39,210	1,822,826	1,901,959	79,133	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	313,935	14,803,000	15,227,920	424,920	—
Expiring 01/29/21	Goldman Sachs International	MXN	104,180	4,878,269	4,988,466	110,197	—
Expiring 01/29/21	Goldman Sachs International	MXN	23,874	1,117,000	1,143,142	26,142	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	36,698	1,702,000	1,757,195	55,195	—
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	38,032	1,237,000	1,234,789	—	(2,211)
Expiring 06/19/19	Barclays Bank PLC	TWD	21,192	689,000	688,059	—	(941)

See Notes to Financial Statements.

84

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	285,493	$9,270,768	$9,269,248	$—	$(1,520)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	285,493	9,270,467	9,269,248	—	(1,219)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	55,284	1,801,000	1,794,922	—	(6,078)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	31,616	1,024,000	1,026,492	2,492	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	458,597	14,918,104	14,889,503	—	(28,601)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	72,035	2,340,000	2,338,781	—	(1,219)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	64,645	2,105,000	2,098,846	—	(6,154)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	36,544	1,189,000	1,186,489	—	(2,511)
New Zealand Dollar,
Expiring 07/22/19	Citibank, N.A.	NZD	2,916	1,974,300	1,950,646	—	(23,654)
Expiring 07/22/19	Citibank, N.A.	NZD	1,406	931,000	940,273	9,273	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	NZD	2,051	1,370,000	1,372,067	2,067	—
Expiring 07/22/19	The Toronto-Dominion Bank	NZD	2,341	1,563,000	1,566,090	3,090	—
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	73,944	8,740,670	8,597,488	—	(143,182)

See Notes to Financial Statements.

PGIM Global Total Return Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/19/19	Citibank, N.A.	NOK	16,717	$1,974,000	$1,943,675	$—	$(30,325)
Expiring 07/19/19	Citibank, N.A.	NOK	10,095	1,171,000	1,173,784	2,784	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	NOK	10,961	1,297,000	1,274,447	—	(22,553)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	12,014	3,620,000	3,625,283	5,283	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	6,628	2,006,000	1,999,999	—	(6,001)
Expiring 06/19/19	BNP Paribas S.A.	PEN	5,837	1,764,000	1,761,225	—	(2,775)
Expiring 06/19/19	BNP Paribas S.A.	PEN	5,506	1,668,000	1,661,551	—	(6,449)
Expiring 06/19/19	BNP Paribas S.A.	PEN	4,752	1,437,000	1,434,089	—	(2,911)
Expiring 06/19/19	BNP Paribas S.A.	PEN	4,698	1,412,000	1,417,789	5,789	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	4,528	1,367,000	1,366,211	—	(789)
Expiring 06/19/19	BNP Paribas S.A.	PEN	3,643	1,095,000	1,099,258	4,258	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	2,930	883,000	884,116	1,116	—
Expiring 06/19/19	Citibank, N.A.	PEN	5,072	1,535,000	1,530,640	—	(4,360)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	6,778	2,050,000	2,045,414	—	(4,586)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	5,381	1,617,000	1,623,825	6,825	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	3,884	1,172,000	1,172,101	101	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	2,314	698,000	698,229	229	—

See Notes to Financial Statements.

86

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	370,233	$7,052,050	$7,074,982	$22,932	$—
Expiring 06/19/19	Barclays Bank PLC	PHP	203,997	3,837,000	3,898,289	61,289	—
Expiring 06/19/19	Barclays Bank PLC	PHP	159,643	3,059,000	3,050,709	—	(8,291)
Expiring 06/19/19	Barclays Bank PLC	PHP	40,424	771,000	772,476	1,476	—
Expiring 06/19/19	Barclays Bank PLC	PHP	24,012	461,942	458,854	—	(3,088)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	188,956	3,553,000	3,610,859	57,859	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	177,140	3,373,000	3,385,064	12,064	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	147,976	2,789,000	2,827,755	38,755	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	119,356	2,292,000	2,280,839	—	(11,161)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	118,119	2,273,058	2,257,211	—	(15,847)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	114,629	2,187,000	2,190,518	3,518	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	107,861	2,059,000	2,061,171	2,171	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	100,932	1,891,000	1,928,768	37,768	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	85,598	1,632,000	1,635,748	3,748	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	50,486	945,081	964,770	19,689	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 07/19/19	Citibank, N.A.	PLN	3,640	$954,000	$954,778	$778	$—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	6,106	1,619,000	1,601,596	—	(17,404)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	66,001	1,018,000	1,013,398	—	(4,602)
Expiring 06/19/19	Barclays Bank PLC	RUB	51,263	797,000	787,109	—	(9,891)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	RUB	58,319	891,000	895,445	4,445	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	1,294,671	19,498,640	19,878,776	380,136	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	96,784	1,484,000	1,486,044	2,044	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	73,298	1,136,000	1,125,442	—	(10,558)
Expiring 06/28/19	Bank of America, N.A.	RUB	28,497	480,188	436,972	—	(43,216)
Expiring 06/28/19	Barclays Bank PLC	RUB	56,095	947,663	860,173	—	(87,490)
Expiring 06/28/19	Barclays Bank PLC	RUB	27,407	437,176	420,265	—	(16,911)
Expiring 06/28/19	Goldman Sachs International	RUB	36,994	614,000	567,262	—	(46,738)
Expiring 08/29/19	Barclays Bank PLC	RUB	625,646	9,639,043	9,516,326	—	(122,717)
Expiring 08/29/19	Barclays Bank PLC	RUB	62,703	966,000	953,738	—	(12,262)
Expiring 08/29/19	BNP Paribas S.A.	RUB	1,529,770	22,735,000	23,268,406	533,406	—
Expiring 08/29/19	Citibank, N.A.	RUB	86,034	1,312,000	1,308,617	—	(3,383)

See Notes to Financial Statements.

88

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/24/19	Citibank, N.A.	RUB	229,300	$3,345,000	$3,435,474	$90,474	$—
Expiring 03/31/20	Barclays Bank PLC	RUB	303,830	4,367,880	4,496,242	128,362	—
Expiring 03/31/20	BNP Paribas S.A.	RUB	262,176	3,690,000	3,879,832	189,832	—
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	57,150	15,198,255	15,232,635	34,380	—
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	13,320	9,865,202	9,794,472	—	(70,730)
Expiring 05/10/19	Barclays Bank PLC	SGD	2,361	1,737,000	1,736,476	—	(524)
Expiring 05/10/19	Barclays Bank PLC	SGD	1,974	1,464,000	1,451,695	—	(12,305)
Expiring 05/10/19	Barclays Bank PLC	SGD	1,764	1,309,000	1,296,819	—	(12,181)
Expiring 05/10/19	Barclays Bank PLC	SGD	1,133	837,000	833,246	—	(3,754)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	3,606	2,668,000	2,651,314	—	(16,686)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	2,357	1,743,000	1,732,977	—	(10,023)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	2,346	1,730,000	1,725,039	—	(4,961)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	1,831	1,349,000	1,346,328	—	(2,672)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	1,622	1,196,000	1,192,930	—	(3,070)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	SGD	2,513	1,863,000	1,848,080	—	(14,920)
Expiring 05/10/19	UBS AG	SGD	1,775	1,311,000	1,305,113	—	(5,887)
Expiring 05/10/19	UBS AG	SGD	1,659	1,229,000	1,220,119	—	(8,881)

See Notes to Financial Statements.

PGIM Global Total Return Fund	89

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 05/10/19	UBS AG	SGD	1,057	$783,000	$776,999	$—	$(6,001)
South African Rand,
Expiring 06/13/19	BNP Paribas S.A.	ZAR	3,151	215,211	219,129	3,918	—
Expiring 06/13/19	Citibank, N.A.	ZAR	33,224	2,289,350	2,310,468	21,118	—
Expiring 06/13/19	Citibank, N.A.	ZAR	16,597	1,138,625	1,154,162	15,537	—
Expiring 06/13/19	Goldman Sachs International	ZAR	44,921	3,078,199	3,123,899	45,700	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	33,101	2,277,250	2,301,898	24,648	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	31,029	2,145,778	2,157,803	12,025	—
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	18,925	1,339,000	1,316,106	—	(22,894)
Expiring 06/28/19	JPMorgan Chase Bank, N.A.	ZAR	21,053	1,655,216	1,461,456	—	(193,760)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	ZAR	13,104	974,000	909,679	—	(64,321)
Expiring 08/29/19	Barclays Bank PLC	ZAR	15,307	1,066,000	1,054,389	—	(11,611)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	16,897	1,174,000	1,163,931	—	(10,069)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	14,828	1,020,000	1,021,362	1,362	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	14,267	1,002,000	982,751	—	(19,249)
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	ZAR	24,229	1,867,699	1,650,707	—	(216,992)

See Notes to Financial Statements.

90

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 12/30/19	Barclays Bank PLC	ZAR	19,528	$1,517,561	$1,325,129	$—	$(192,432)
Expiring 12/30/19	BNP Paribas S.A.	ZAR	41,262	2,607,000	2,799,923	192,923	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	17,083	1,176,952	1,145,862	—	(31,090)
Expiring 03/31/20	UBS AG	ZAR	28,239	1,831,000	1,894,208	63,208	—
Expiring 03/31/20	UBS AG	ZAR	21,550	1,510,704	1,445,515	—	(65,189)
Expiring 07/29/20	Goldman Sachs International	ZAR	83,989	5,653,000	5,543,672	—	(109,328)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	ZAR	72,056	4,889,655	4,756,039	—	(133,616)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	45,248	3,035,140	2,973,253	—	(61,887)
Expiring 09/30/20	Barclays Bank PLC	ZAR	60,930	4,051,742	3,987,587	—	(64,155)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	11,451	750,000	749,404	—	(596)
Expiring 01/29/21	Goldman Sachs International	ZAR	53,446	3,511,000	3,441,805	—	(69,195)
South Korean Won,
Expiring 05/31/19	Goldman Sachs International	KRW	330,408	312,000	283,150	—	(28,850)
Expiring 05/31/19	Morgan Stanley & Co. International PLC	KRW	642,595	609,234	550,686	—	(58,548)
Expiring 06/19/19	Citibank, N.A.	KRW	5,090,715	4,480,869	4,365,915	—	(114,954)
Expiring 06/19/19	Citibank, N.A.	KRW	3,481,568	3,060,988	2,985,873	—	(75,115)
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	1,546,674	1,354,000	1,326,464	—	(27,536)

See Notes to Financial Statements.

PGIM Global Total Return Fund	91

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	17,716,943	$15,622,442	$15,194,460	$—	$(427,982)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	5,089,841	4,479,705	4,365,165	—	(114,540)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	5,081,139	4,490,265	4,357,702	—	(132,563)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	3,798,438	3,361,301	3,257,628	—	(103,673)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	3,132,911	2,746,000	2,686,857	—	(59,143)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	3,132,088	2,746,000	2,686,151	—	(59,849)
Expiring 07/31/19	BNP Paribas S.A.	KRW	771,696	689,199	662,969	—	(26,230)
Expiring 07/31/19	Morgan Stanley & Co. International PLC	KRW	7,414,697	6,612,000	6,370,014	—	(241,986)
Swedish Krona,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	SEK	113,910	12,384,254	12,071,846	—	(312,408)
Swiss Franc,
Expiring 07/19/19	Bank of America, N.A.	CHF	1,842	1,819,000	1,821,752	2,752	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	CHF	2,497	2,474,000	2,478,971	4,971	—
Expiring 10/30/20	Goldman Sachs International	CHF	8,271	8,946,000	8,523,819	—	(422,181)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	3,720	3,945,000	3,833,629	—	(111,371)
Expiring 10/30/20	UBS AG	CHF	3,887	4,001,182	4,005,326	4,144	—

See Notes to Financial Statements.

92

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 05/10/19	BNP Paribas S.A.	THB	250,546	$8,027,499	$7,849,663	$—	$(177,836)
Expiring 05/10/19	BNP Paribas S.A.	THB	98,038	3,142,000	3,071,557	—	(70,443)
Expiring 05/10/19	Citibank, N.A.	THB	674,189	21,425,951	21,122,470	—	(303,481)
Expiring 05/10/19	Citibank, N.A.	THB	69,023	2,163,150	2,162,500	—	(650)
Expiring 05/10/19	Citibank, N.A.	THB	65,672	2,080,744	2,057,530	—	(23,214)
Expiring 05/10/19	Citibank, N.A.	THB	61,650	1,932,000	1,931,510	—	(490)
Expiring 05/10/19	Citibank, N.A.	THB	48,561	1,525,000	1,521,412	—	(3,588)
Expiring 05/10/19	Citibank, N.A.	THB	46,875	1,471,000	1,468,599	—	(2,401)
Expiring 05/10/19	Citibank, N.A.	THB	41,222	1,311,000	1,291,486	—	(19,514)
Expiring 05/10/19	Citibank, N.A.	THB	40,205	1,273,291	1,259,616	—	(13,675)
Expiring 05/10/19	Citibank, N.A.	THB	34,783	1,089,000	1,089,747	747	—
Expiring 05/10/19	Citibank, N.A.	THB	30,943	969,000	969,437	437	—
Expiring 05/10/19	Citibank, N.A.	THB	28,903	910,000	905,550	—	(4,450)
Expiring 05/10/19	Citibank, N.A.	THB	28,479	903,000	892,247	—	(10,753)
Expiring 05/10/19	Citibank, N.A.	THB	26,338	829,000	825,180	—	(3,820)
Expiring 05/10/19	Citibank, N.A.	THB	26,214	823,314	821,300	—	(2,014)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	250,546	7,974,863	7,849,663	—	(125,200)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	48,984	1,543,000	1,534,681	—	(8,319)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	122,885	3,928,000	3,850,002	—	(77,998)
Expiring 05/10/19	UBS AG	THB	91,145	2,896,000	2,855,597	—	(40,403)

See Notes to Financial Statements.

PGIM Global Total Return Fund	93

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 06/13/19	Barclays Bank PLC	TRY	8,304	$1,463,000	$1,354,059	$—	$(108,941)
Expiring 06/13/19	Barclays Bank PLC	TRY	6,799	1,141,000	1,108,670	—	(32,330)
Expiring 06/13/19	Barclays Bank PLC	TRY	4,820	804,000	785,939	—	(18,061)
Expiring 06/13/19	BNP Paribas S.A.	TRY	36,175	6,362,876	5,898,617	—	(464,259)
Expiring 08/29/19	Citibank, N.A.	TRY	19,588	4,030,447	3,042,103	—	(988,344)
Expiring 08/29/19	Citibank, N.A.	TRY	7,148	1,127,143	1,110,118	—	(17,025)
Expiring 09/30/19	Morgan Stanley & Co. International PLC	TRY	4,580	710,000	696,670	—	(13,330)
Expiring 12/24/19	Goldman Sachs International	TRY	33,041	5,976,000	4,764,849	—	(1,211,151)
Expiring 04/30/20	Citibank, N.A.	TRY	5,178	881,000	690,960	—	(190,040)
Expiring 04/30/20	Deutsche Bank AG	TRY	3,736	373,000	498,457	125,457	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	90,834	14,164,000	12,120,343	—	(2,043,657)
Expiring 06/30/20	Bank of America, N.A.	TRY	7,742	1,162,000	997,898	—	(164,102)
Expiring 06/30/20	Deutsche Bank AG	TRY	175,019	16,910,000	22,559,661	5,649,661	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	TRY	4,818	697,000	581,478	—	(115,522)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	154,606	18,616,000	17,569,060	—	(1,046,940)

				$1,419,437,050	$1,418,558,889	16,891,074	(17,769,235)

See Notes to Financial Statements.

94

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 05/03/19	BNP Paribas S.A.	ARS	110,257	$2,466,592	$2,475,819	$—	$(9,227)
Australian Dollar,
Expiring 07/22/19	Bank of America, N.A.	AUD	1,864	1,315,000	1,316,505	—	(1,505)
Expiring 07/22/19	Bank of America, N.A.	AUD	1,398	982,000	987,308	—	(5,308)
Expiring 07/22/19	Citibank, N.A.	AUD	6,457	4,529,550	4,561,303	—	(31,753)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	AUD	6,388	4,484,238	4,512,418	—	(28,180)
Expiring 07/22/19	The Toronto-Dominion Bank	AUD	1,971	1,417,000	1,392,487	24,513	—
Expiring 07/22/19	The Toronto-Dominion Bank	AUD	1,434	1,013,000	1,012,678	322	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	16,238	11,701,915	11,481,220	220,695	—
Expiring 01/31/20	Morgan Stanley & Co. International PLC	AUD	7,980	5,765,949	5,664,364	101,585	—
Brazilian Real,
Expiring 06/04/19	Citibank, N.A.	BRL	8,994	2,248,238	2,287,646	—	(39,408)
Expiring 06/04/19	Citibank, N.A.	BRL	8,921	2,248,238	2,268,919	—	(20,681)
Expiring 06/04/19	Citibank, N.A.	BRL	7,412	1,896,000	1,885,086	10,914	—
Expiring 06/04/19	Citibank, N.A.	BRL	6,555	1,659,989	1,667,271	—	(7,282)
Expiring 06/04/19	Citibank, N.A.	BRL	3,309	833,000	841,637	—	(8,637)
Expiring 06/04/19	Goldman Sachs International	BRL	6,909	1,733,750	1,757,239	—	(23,489)

See Notes to Financial Statements.

PGIM Global Total Return Fund	95

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	9,134	$2,343,825	$2,323,239	$20,586	$—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	6,813	1,733,800	1,732,714	1,086	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	4,054	1,025,643	1,031,191	—	(5,548)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	3,425	869,000	871,159	—	(2,159)
Expiring 08/29/19	BNP Paribas S.A.	BRL	4,057	1,022,000	1,024,512	—	(2,512)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	8,232	2,357,000	2,073,087	283,913	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	1,375	338,130	346,364	—	(8,234)
Expiring 12/24/19	BNP Paribas S.A.	BRL	3,945	975,000	986,802	—	(11,802)
Expiring 12/24/19	Citibank, N.A.	BRL	7,535	1,817,000	1,885,040	—	(68,040)
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	7,093	1,998,000	1,774,416	223,584	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	5,126	1,450,000	1,282,298	167,702	—
Expiring 12/24/19	UBS AG	BRL	3,166	790,000	792,112	—	(2,112)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	42,174	11,787,000	10,474,558	1,312,442	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	9,484	2,282,267	2,355,493	—	(73,226)
Expiring 06/30/20	Deutsche Bank AG	BRL	88,992	21,600,000	21,884,973	—	(284,973)
Expiring 07/29/20	Deutsche Bank AG	BRL	29,229	6,610,000	7,162,034	—	(552,034)

See Notes to Financial Statements.

96

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/31/20	Deutsche Bank AG	BRL	28,784	$6,280,000	$7,023,982	$—	$(743,982)
Expiring 12/23/20	Citibank, N.A.	BRL	19,657	4,824,000	4,729,600	94,400	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	46,068	11,571,000	11,083,986	487,014	—
Expiring 01/29/21	Citibank, N.A.	BRL	43,567	10,642,000	10,434,958	207,042	—
Expiring 03/31/21	Citibank, N.A.	BRL	122,798	28,955,000	29,194,008	—	(239,008)
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	33,925	44,572,757	44,422,697	150,060	—
Expiring 07/19/19	Bank of America, N.A.	GBP	728	946,000	953,695	—	(7,695)
Expiring 07/19/19	Citibank, N.A.	GBP	1,514	1,974,000	1,982,846	—	(8,846)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	1,097	1,423,000	1,435,990	—	(12,990)
Expiring 07/19/19	UBS AG	GBP	1,607	2,087,245	2,104,430	—	(17,185)
Expiring 11/27/19	HSBC Bank USA, N.A.	GBP	1,436	2,110,202	1,891,674	218,528	—
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	GBP	911	1,333,917	1,200,649	133,268	—
Expiring 11/27/19	UBS AG	GBP	292	419,347	384,931	34,416	—
Canadian Dollar,
Expiring 07/22/19	Citibank, N.A.	CAD	3,664	2,728,869	2,740,419	—	(11,550)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	CAD	1,596	1,196,000	1,193,530	2,470	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	1,472	1,107,000	1,100,982	6,018	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	97

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/22/19	The Toronto-Dominion Bank	CAD	1,226	$920,000	$917,276	$2,724	$—
Expiring 07/31/19	Citibank, N.A.	CAD	7,185	5,442,000	5,375,191	66,809	—
Expiring 07/31/19	HSBC Bank USA, N.A.	CAD	541	434,000	404,652	29,348	—
Chilean Peso,
Expiring 06/19/19	Barclays Bank PLC	CLP	987,183	1,453,000	1,457,064	—	(4,064)
Expiring 06/19/19	Barclays Bank PLC	CLP	902,825	1,356,000	1,332,553	23,447	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	4,772,213	7,132,713	7,043,699	89,014	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	1,951,896	2,924,408	2,880,963	43,445	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	1,030,079	1,511,000	1,520,378	—	(9,378)
Expiring 06/19/19	Citibank, N.A.	CLP	5,512,334	8,293,464	8,136,104	157,360	—
Expiring 06/19/19	Citibank, N.A.	CLP	774,520	1,156,000	1,143,177	12,823	—
Expiring 06/19/19	Citibank, N.A.	CLP	633,838	936,000	935,533	467	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	663,676	984,700	979,574	5,126	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	783,566	1,154,000	1,156,529	—	(2,529)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	657,803	978,000	970,905	7,095	—
Chinese Renminbi,
Expiring 06/28/19	Morgan Stanley & Co. International PLC	CNH	7,979	1,192,000	1,184,503	7,497	—
Expiring 07/25/19	BNP Paribas S.A.	CNH	3,798	566,586	563,825	2,761	—

See Notes to Financial Statements.

98

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 07/25/19	Citibank, N.A.	CNH	10,414	$1,545,448	$1,545,781	$—	$(333)
Expiring 07/25/19	HSBC Bank USA, N.A.	CNH	21,541	3,197,474	3,197,479	—	(5)
Expiring 07/25/19	HSBC Bank USA, N.A.	CNH	10,484	1,552,164	1,556,182	—	(4,018)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	6,726	998,000	998,361	—	(361)
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CNH	140,247	20,964,941	20,817,795	147,146	—
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	71,818	10,657,000	10,637,126	19,874	—
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	11,317,755	3,520,516	3,496,594	23,922	—
Expiring 05/20/19	BNP Paribas S.A.	COP	8,215,042	2,617,762	2,538,019	79,743	—
Expiring 05/20/19	BNP Paribas S.A.	COP	5,204,370	1,675,586	1,607,878	67,708	—
Expiring 05/20/19	BNP Paribas S.A.	COP	2,602,017	837,793	803,887	33,906	—
Expiring 05/20/19	BNP Paribas S.A.	COP	2,165,824	688,000	669,126	18,874	—
Expiring 05/20/19	Citibank, N.A.	COP	47,138,041	14,994,446	14,563,189	431,257	—
Expiring 05/20/19	Citibank, N.A.	COP	6,964,516	2,236,494	2,151,671	84,823	—
Expiring 05/20/19	Citibank, N.A.	COP	3,023,375	950,000	934,065	15,935	—
Expiring 05/20/19	Citibank, N.A.	COP	2,571,030	795,000	794,314	686	—
Expiring 05/20/19	Goldman Sachs International	COP	4,025,639	1,267,000	1,243,712	23,288	—
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	2,922,479	917,000	902,893	14,107	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	99

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	COP	2,781,702	$892,000	$859,400	$32,600	$—
Expiring 05/20/19	UBS AG	COP	2,369,462	749,000	732,040	16,960	—
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	28,699	1,245,000	1,258,485	—	(13,485)
Expiring 07/19/19	HSBC Bank USA, N.A.	CZK	35,402	1,541,000	1,552,442	—	(11,442)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CZK	22,144	964,000	971,055	—	(7,055)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	22,003	1,259,135	1,254,361	4,774	—
Expiring 07/15/19	Citibank, N.A.	EGP	11,153	637,160	635,834	1,326	—
Euro,
Expiring 07/19/19	Bank of America, N.A.	EUR	3,650	4,102,000	4,122,513	—	(20,513)
Expiring 07/19/19	Bank of America, N.A.	EUR	2,377	2,667,000	2,684,541	—	(17,541)
Expiring 07/19/19	Barclays Bank PLC	EUR	4,160	4,693,058	4,698,691	—	(5,633)
Expiring 07/19/19	Barclays Bank PLC	EUR	1,088	1,234,724	1,228,989	5,735	—
Expiring 07/19/19	Barclays Bank PLC	EUR	1,036	1,169,000	1,169,677	—	(677)
Expiring 07/19/19	BNP Paribas S.A.	EUR	1,314	1,477,000	1,484,134	—	(7,134)
Expiring 07/19/19	Citibank, N.A.	EUR	6,500	7,394,402	7,341,517	52,885	—
Expiring 07/19/19	Citibank, N.A.	EUR	2,083	2,350,000	2,352,595	—	(2,595)
Expiring 07/19/19	Citibank, N.A.	EUR	1,594	1,811,083	1,800,852	10,231	—
Expiring 07/19/19	Deutsche Bank AG	EUR	87,328	99,628,375	98,634,324	994,051	—
Expiring 07/19/19	HSBC Bank USA, N.A.	EUR	3,874	4,376,582	4,375,346	1,236	—

See Notes to Financial Statements.

100

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	EUR	8,000	$9,104,920	$9,035,713	$69,207	$—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	EUR	6,000	6,746,244	6,776,785	—	(30,541)
Expiring 07/19/19	UBS AG	EUR	87,328	99,230,244	98,634,323	595,921	—
Expiring 07/19/19	UBS AG	EUR	1,484	1,669,920	1,676,026	—	(6,106)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	EUR	2,587	2,931,219	2,931,782	—	(563)
Expiring 11/27/19	Citibank, N.A.	EUR	494	646,795	564,471	82,324	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	EUR	654	788,438	746,092	42,346	—
Expiring 12/30/19	Deutsche Bank AG	EUR	727	937,525	832,202	105,323	—
Expiring 02/28/20	Bank of America, N.A.	EUR	6,895	8,400,868	7,930,783	470,085	—
Expiring 02/28/20	BNP Paribas S.A.	EUR	9,958	12,566,000	11,453,914	1,112,086	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	2,015	2,399,318	2,343,334	55,984	—
Expiring 07/29/20	UBS AG	EUR	3,951	4,814,659	4,595,830	218,829	—
Hong Kong Dollar,
Expiring 07/25/19	UBS AG	HKD	6,403	817,712	817,338	374	—
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	4,687,581	16,508,474	16,325,044	183,430	—
Expiring 07/19/19	Bank of America, N.A.	HUF	227,392	805,000	791,921	13,079	—
Expiring 07/19/19	Citibank, N.A.	HUF	639,113	2,238,027	2,225,786	12,241	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	HUF	549,173	1,905,000	1,912,560	—	(7,560)

See Notes to Financial Statements.

PGIM Global Total Return Fund	101

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	60,412	$860,200	$863,096	$—	$(2,896)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	182,379	2,585,768	2,605,631	—	(19,863)
Expiring 07/31/19	Goldman Sachs International	INR	214,006	2,961,000	3,041,860	—	(80,860)
Expiring 08/29/19	BNP Paribas S.A.	INR	931,874	12,562,000	13,204,140	—	(642,140)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	450,791	5,890,000	6,073,793	—	(183,793)
Expiring 12/23/20	BNP Paribas S.A.	INR	257,208	3,333,000	3,442,114	—	(109,114)
Expiring 02/26/21	Goldman Sachs International	INR	96,088	1,250,000	1,275,534	—	(25,534)
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	11,678,940	819,000	814,298	4,702	—
Expiring 06/19/19	Citibank, N.A.	IDR	49,301,675	3,427,512	3,437,489	—	(9,977)
Expiring 06/19/19	Citibank, N.A.	IDR	20,275,328	1,403,000	1,413,669	—	(10,669)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	61,858,411	4,298,111	4,312,990	—	(14,879)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	25,274,692	1,772,425	1,762,242	10,183	—
Expiring 06/19/19	UBS AG	IDR	22,303,620	1,545,000	1,555,088	—	(10,088)
Israeli Shekel,
Expiring 07/25/19	Bank of America, N.A.	ILS	8,082	2,278,285	2,259,261	19,024	—
Expiring 11/29/19	Goldman Sachs International	ILS	161,802	44,635,000	45,634,775	—	(999,775)
Japanese Yen,
Expiring 05/31/19	Bank of America, N.A.	JPY	235,624	2,127,000	2,120,762	6,238	—

See Notes to Financial Statements.

102

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/31/19	Bank of America, N.A.	JPY	113,682	$1,035,000	$1,023,212	$11,788	$—
Expiring 05/31/19	Barclays Bank PLC	JPY	163,151	1,470,000	1,468,459	1,541	—
Expiring 05/31/19	Citibank, N.A.	JPY	280,629	2,532,000	2,525,835	6,165	—
Expiring 05/31/19	Citibank, N.A.	JPY	160,131	1,458,000	1,441,279	16,721	—
Expiring 05/31/19	Citibank, N.A.	JPY	125,191	1,122,000	1,126,799	—	(4,799)
Expiring 05/31/19	Deutsche Bank AG	JPY	123,539	1,133,000	1,111,930	21,070	—
Expiring 05/31/19	Deutsche Bank AG	JPY	113,381	1,029,000	1,020,500	8,500	—
Expiring 05/31/19	Deutsche Bank AG	JPY	79,378	718,000	714,448	3,552	—
Expiring 05/31/19	HSBC Bank USA, N.A.	JPY	122,717	1,100,000	1,104,532	—	(4,532)
Expiring 05/31/19	JPMorgan Chase Bank, N.A.	JPY	130,346	1,168,000	1,173,193	—	(5,193)
Expiring 05/31/19	Morgan Stanley & Co. International PLC	JPY	93,477	863,000	841,348	21,652	—
Expiring 05/31/19	UBS AG	JPY	49,174	443,000	442,596	404	—
Expiring 06/28/19	Bank of America, N.A.	JPY	117,369	1,070,710	1,058,738	11,972	—
Expiring 06/28/19	JPMorgan Chase Bank, N.A.	JPY	56,489	514,123	509,562	4,561	—
Expiring 06/28/19	Morgan Stanley & Co. International PLC	JPY	224,761	2,132,745	2,027,471	105,274	—
Expiring 07/19/19	Bank of America, N.A.	JPY	137,835	1,244,000	1,245,371	—	(1,371)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	274,062	2,464,850	2,476,217	—	(11,367)

See Notes to Financial Statements.

PGIM Global Total Return Fund	103

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	224,687	$2,021,382	$2,030,101	$—	$(8,719)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	309,194	2,781,000	2,793,644	—	(12,644)
Expiring 02/28/20	Citibank, N.A.	JPY	781,856	7,365,508	7,191,257	174,251	—
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	358,416	3,431,792	3,363,739	68,053	—
Expiring 01/29/21	Citibank, N.A.	JPY	1,010,155	9,887,000	9,522,404	364,596	—
Malaysian Ringgit,
Expiring 06/14/19	Barclays Bank PLC	MYR	17,450	4,292,823	4,217,017	75,806	—
Mexican Peso,
Expiring 06/19/19	Bank of America, N.A.	MXN	21,922	1,148,000	1,147,012	988	—
Expiring 06/19/19	Bank of America, N.A.	MXN	20,684	1,079,000	1,082,239	—	(3,239)
Expiring 06/19/19	Bank of America, N.A.	MXN	17,956	923,000	939,517	—	(16,517)
Expiring 06/19/19	Citibank, N.A.	MXN	26,446	1,378,350	1,383,717	—	(5,367)
Expiring 06/19/19	HSBC Bank USA, N.A.	MXN	23,197	1,192,000	1,213,740	—	(21,740)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	74,480	3,893,175	3,897,016	—	(3,841)
Expiring 08/29/19	BNP Paribas S.A.	MXN	106,687	5,377,000	5,517,976	—	(140,976)
Expiring 08/29/19	Deutsche Bank AG	MXN	21,505	1,105,000	1,112,242	—	(7,242)
Expiring 12/30/19	Citibank, N.A.	MXN	11,746	572,000	596,064	—	(24,064)
Expiring 12/30/19	Morgan Stanley & Co. International PLC	MXN	23,784	1,074,000	1,206,972	—	(132,972)

See Notes to Financial Statements.

104

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/30/20	Citibank, N.A.	MXN	325,325	$15,608,000	$16,204,891	$—	$(596,891)
Expiring 04/30/20	UBS AG	MXN	30,055	1,325,000	1,497,089	—	(172,089)
Expiring 10/30/20	Deutsche Bank AG	MXN	459,398	20,095,000	22,283,855	—	(2,188,855)
Expiring 01/29/21	Citibank, N.A.	MXN	173,457	8,253,000	8,305,662	—	(52,662)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	124,227	4,034,000	4,033,339	661	—
Expiring 06/19/19	Barclays Bank PLC	TWD	71,291	2,312,000	2,314,624	—	(2,624)
Expiring 06/19/19	Barclays Bank PLC	TWD	44,183	1,442,000	1,434,507	7,493	—
Expiring 06/19/19	BNP Paribas S.A.	TWD	32,297	1,051,000	1,048,610	2,390	—
Expiring 06/19/19	Citibank, N.A.	TWD	138,070	4,484,234	4,482,771	1,463	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	93,622	3,049,000	3,039,670	9,330	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	59,030	1,920,000	1,916,568	3,432	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	35,433	1,155,000	1,150,404	4,596	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	79,985	2,602,550	2,596,927	5,623	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	63,435	2,070,000	2,059,579	10,421	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	58,205	1,895,000	1,889,767	5,233	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	37,126	1,208,000	1,205,390	2,610	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	35,668	1,158,800	1,158,046	754	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	105

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	60,325	$1,959,000	$1,958,615	$385	$—
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	29,202	19,760,003	19,534,795	225,208	—
Expiring 07/22/19	Bank of America, N.A.	NZD	2,303	1,550,000	1,540,370	9,630	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	3,995	2,689,041	2,672,585	16,456	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	3,350	2,240,868	2,241,310	—	(442)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	3,300	2,207,000	2,207,274	—	(274)
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	9,854	1,140,000	1,145,682	—	(5,682)
Expiring 07/19/19	Citibank, N.A.	NOK	7,756	898,000	901,814	—	(3,814)
Expiring 07/19/19	Citibank, N.A.	NOK	5,929	692,000	689,405	2,595	—
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	8,547	2,581,199	2,579,202	1,997	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	2,517	759,100	759,578	—	(478)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	9,091	2,735,993	2,743,330	—	(7,337)
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	190,662	3,632,000	3,643,464	—	(11,464)
Expiring 06/19/19	Barclays Bank PLC	PHP	165,777	3,132,000	3,167,921	—	(35,921)
Expiring 06/19/19	Barclays Bank PLC	PHP	164,339	3,097,000	3,140,450	—	(43,450)
Expiring 06/19/19	Barclays Bank PLC	PHP	137,527	2,603,000	2,628,078	—	(25,078)

See Notes to Financial Statements.

106

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	Barclays Bank PLC	PHP	98,699	$1,885,000	$1,886,087	$—	$(1,087)
Expiring 06/19/19	Barclays Bank PLC	PHP	92,695	1,770,000	1,771,359	—	(1,359)
Expiring 06/19/19	Barclays Bank PLC	PHP	72,199	1,372,000	1,379,686	—	(7,686)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	174,848	3,286,000	3,341,269	—	(55,269)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	169,642	3,202,000	3,241,783	—	(39,783)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	154,606	2,955,000	2,954,445	555	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	144,646	2,732,000	2,764,116	—	(32,116)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	51,430	965,000	982,798	—	(17,798)
Polish Zloty,
Expiring 07/19/19	HSBC Bank USA, N.A.	PLN	5,300	1,381,000	1,390,164	—	(9,164)
Expiring 07/19/19	HSBC Bank USA, N.A.	PLN	4,466	1,169,000	1,171,364	—	(2,364)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	42,726	11,331,709	11,207,604	124,105	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	7,894	2,055,000	2,070,658	—	(15,658)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	102,963	1,561,000	1,580,922	—	(19,922)
Expiring 06/19/19	Citibank, N.A.	RUB	312,082	4,741,877	4,791,802	—	(49,925)
Expiring 06/19/19	Citibank, N.A.	RUB	69,711	1,058,724	1,070,359	—	(11,635)
Expiring 06/19/19	Citibank, N.A.	RUB	19,191	291,438	294,668	—	(3,230)

See Notes to Financial Statements.

PGIM Global Total Return Fund	107

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	64,095	$979,000	$984,129	$—	$(5,129)
Expiring 06/28/19	Morgan Stanley & Co. International PLC	RUB	145,904	2,166,000	2,237,304	—	(71,304)
Expiring 08/29/19	Citibank, N.A.	RUB	87,551	1,339,000	1,331,678	7,322	—
Expiring 08/29/19	HSBC Bank USA, N.A.	RUB	140,590	2,135,000	2,138,426	—	(3,426)
Expiring 12/24/19	Barclays Bank PLC	RUB	48,233	739,309	722,642	16,667	—
Expiring 12/24/19	Goldman Sachs International	RUB	124,622	2,031,000	1,867,146	163,854	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	RUB	56,445	757,906	845,686	—	(87,780)
Expiring 03/31/20	Citibank, N.A.	RUB	305,303	4,444,000	4,518,041	—	(74,041)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	315,168	4,163,386	4,664,037	—	(500,651)
Expiring 12/23/20	BNP Paribas S.A.	RUB	1,300,164	17,637,000	18,594,695	—	(957,695)
Expiring 12/23/20	BNP Paribas S.A.	RUB	511,647	7,179,000	7,317,480	—	(138,480)
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs International	SAR	57,150	15,000,000	15,232,635	—	(232,635)
Singapore Dollar,
Expiring 05/10/19	Bank of America, N.A.	SGD	1,575	1,165,000	1,157,958	7,042	—
Expiring 05/10/19	Barclays Bank PLC	SGD	4,153	3,066,000	3,054,209	11,791	—
Expiring 05/10/19	Barclays Bank PLC	SGD	2,814	2,079,000	2,069,476	9,524	—
Expiring 05/10/19	Barclays Bank PLC	SGD	2,565	1,903,000	1,885,816	17,184	—

See Notes to Financial Statements.

108

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 05/10/19	Barclays Bank PLC	SGD	1,906	$1,406,000	$1,401,606	$4,394	$—
Expiring 05/10/19	Barclays Bank PLC	SGD	940	697,000	691,208	5,792	—
Expiring 05/10/19	Goldman Sachs International	SGD	1,888	1,390,000	1,387,973	2,027	—
Expiring 05/10/19	Goldman Sachs International	SGD	1,859	1,372,000	1,367,124	4,876	—
Expiring 05/10/19	Goldman Sachs International	SGD	968	716,000	712,113	3,887	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	3,163	2,347,000	2,326,150	20,850	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	2,065	1,527,000	1,518,741	8,259	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	1,743	1,288,000	1,281,849	6,151	—
Expiring 05/10/19	UBS AG	SGD	2,395	1,769,000	1,760,987	8,013	—
Expiring 05/10/19	UBS AG	SGD	1,871	1,380,000	1,376,012	3,988	—
South African Rand,
Expiring 06/13/19	Barclays Bank PLC	ZAR	16,783	1,194,000	1,167,099	26,901	—
Expiring 06/13/19	Citibank, N.A.	ZAR	154,868	10,745,377	10,769,876	—	(24,499)
Expiring 06/13/19	Citibank, N.A.	ZAR	15,140	1,051,000	1,052,897	—	(1,897)
Expiring 06/13/19	Goldman Sachs International	ZAR	154,868	10,821,135	10,769,877	51,258	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	32,260	2,190,043	2,243,407	—	(53,364)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	31,347	2,189,644	2,179,948	9,696	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	109

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	19,268	$1,339,300	$1,339,923	$—	$(623)
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	13,083	903,000	909,820	—	(6,820)
Expiring 06/28/19	BNP Paribas S.A.	ZAR	5,451	350,000	378,420	—	(28,420)
Expiring 06/28/19	HSBC Bank USA, N.A.	ZAR	28,706	1,986,000	1,992,715	—	(6,715)
Expiring 12/30/19	Goldman Sachs International	ZAR	27,540	1,738,000	1,868,802	—	(130,802)
Expiring 12/30/19	JPMorgan Chase Bank, N.A.	ZAR	5,953	394,516	403,975	—	(9,459)
Expiring 03/31/20	Barclays Bank PLC	ZAR	18,478	1,229,000	1,239,443	—	(10,443)
Expiring 03/31/20	Goldman Sachs International	ZAR	18,263	1,154,000	1,224,998	—	(70,998)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	47,759	3,124,596	3,203,544	—	(78,948)
Expiring 07/29/20	BNP Paribas S.A.	ZAR	145,671	8,926,000	9,614,954	—	(688,954)
Expiring 09/30/20	Goldman Sachs International	ZAR	27,092	1,693,000	1,773,059	—	(80,059)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	91,483	5,897,000	5,891,289	5,711	—
South Korean Won,
Expiring 05/31/19	Morgan Stanley & Co. International PLC	KRW	1,326,000	1,200,000	1,136,344	63,656	—
Expiring 06/19/19	Barclays Bank PLC	KRW	1,150,238	1,018,000	986,471	31,529	—

See Notes to Financial Statements.

110

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/19/19	Citibank, N.A.	KRW	1,351,727	$1,194,000	$1,159,273	$34,727	$—
Expiring 06/19/19	Goldman Sachs International	KRW	1,190,574	1,053,000	1,021,064	31,936	—
Expiring 06/19/19	Goldman Sachs International	KRW	1,094,575	966,000	938,733	27,267	—
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	1,616,329	1,397,000	1,386,201	10,799	—
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	922,890	819,000	791,492	27,508	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	4,841,569	4,155,960	4,152,241	3,719	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	2,079,239	1,835,000	1,783,203	51,797	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	2,008,331	1,725,000	1,722,391	2,609	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	2,222,330	1,958,000	1,905,922	52,078	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	545,065	482,060	467,461	14,599	—
Expiring 07/31/19	Deutsche Bank AG	KRW	5,155,997	4,618,000	4,429,551	188,449	—
Expiring 07/31/19	Goldman Sachs International	KRW	2,606,370	2,460,000	2,239,149	220,851	—
Expiring 12/24/19	Goldman Sachs International	KRW	79,350	75,000	68,525	6,475	—
Swedish Krona,
Expiring 07/19/19	Citibank, N.A.	SEK	21,946	2,355,000	2,325,722	29,278	—
Expiring 07/19/19	Citibank, N.A.	SEK	13,116	1,388,000	1,389,975	—	(1,975)

See Notes to Financial Statements.

PGIM Global Total Return Fund	111

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 07/19/19	Citibank, N.A.	SEK	12,710	$1,362,000	$1,346,997	$15,003	$—
Expiring 07/19/19	Citibank, N.A.	SEK	10,752	1,140,000	1,139,441	559	—
Swiss Franc,
Expiring 07/19/19	Bank of America, N.A.	CHF	1,848	1,860,000	1,828,319	31,681	—
Expiring 07/19/19	Bank of America, N.A.	CHF	1,572	1,554,000	1,554,952	—	(952)
Expiring 07/19/19	Bank of America, N.A.	CHF	1,012	1,011,000	1,000,640	10,360	—
Expiring 07/19/19	Barclays Bank PLC	CHF	1,732	1,710,000	1,713,576	—	(3,576)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	18,740	18,886,833	18,535,997	350,836	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	1,440	1,432,000	1,423,903	8,097	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	2,450	2,422,000	2,423,153	—	(1,153)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	1,373	1,356,000	1,357,594	—	(1,594)
Expiring 07/19/19	The Toronto-Dominion Bank	CHF	3,426	3,433,000	3,388,303	44,697	—
Thai Baht,
Expiring 05/10/19	Barclays Bank PLC	THB	38,103	1,190,000	1,193,762	—	(3,762)
Expiring 05/10/19	BNP Paribas S.A.	THB	56,160	1,775,000	1,759,507	15,493	—
Expiring 05/10/19	BNP Paribas S.A.	THB	48,099	1,518,000	1,506,962	11,038	—
Expiring 05/10/19	Citibank, N.A.	THB	236,953	7,560,000	7,423,785	136,215	—
Expiring 05/10/19	Citibank, N.A.	THB	220,236	7,062,228	6,900,023	162,205	—

See Notes to Financial Statements.

112

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	Citibank, N.A.	THB	195,794	$6,223,000	$6,134,271	$88,729	$—
Expiring 05/10/19	Citibank, N.A.	THB	80,101	2,535,000	2,509,578	25,422	—
Expiring 05/10/19	Citibank, N.A.	THB	63,837	2,034,839	2,000,025	34,814	—
Expiring 05/10/19	Citibank, N.A.	THB	57,368	1,830,400	1,797,354	33,046	—
Expiring 05/10/19	Citibank, N.A.	THB	54,731	1,744,690	1,714,730	29,960	—
Expiring 05/10/19	Citibank, N.A.	THB	47,831	1,510,000	1,498,547	11,453	—
Expiring 05/10/19	Citibank, N.A.	THB	40,619	1,279,000	1,272,605	6,395	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	71,827	2,243,285	2,250,349	—	(7,064)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	63,179	2,025,087	1,979,400	45,687	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	34,071	1,090,431	1,067,436	22,995	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	51,285	1,614,000	1,606,764	7,236	—
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	14,930	2,525,000	2,434,475	90,525	—
Expiring 06/13/19	Citibank, N.A.	TRY	10,263	1,750,000	1,673,392	76,608	—
Expiring 06/13/19	Citibank, N.A.	TRY	4,683	793,043	763,590	29,453	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	16,533	2,790,000	2,695,920	94,080	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	14,784	2,569,468	2,410,627	158,841	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	113

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	13,825	$2,248,238	$2,254,261	$—	$(6,023)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	12,372	2,065,000	2,017,298	47,702	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	12,204	2,023,000	1,989,990	33,010	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	11,887	1,994,000	1,938,245	55,755	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	11,308	1,873,000	1,843,797	29,203	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	10,404	1,809,900	1,696,465	113,435	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	10,222	1,734,800	1,666,721	68,079	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	4,389	725,000	715,594	9,406	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	4,291	702,000	699,651	2,349	—
Expiring 06/13/19	Morgan Stanley & Co. International PLC	TRY	6,122	1,068,000	998,299	69,701	—
Expiring 08/29/19	BNP Paribas S.A.	TRY	9,857	2,392,000	1,530,905	861,095	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	TRY	9,781	2,006,725	1,519,047	487,678	—
Expiring 12/24/19	BNP Paribas S.A.	TRY	13,966	3,000,000	2,014,007	985,993	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	TRY	19,075	3,367,238	2,750,842	616,396	—

See Notes to Financial Statements.

114

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 01/31/20	JPMorgan Chase Bank, N.A.	TRY	28,531	$4,984,415	$4,020,262	$964,153	$—
Expiring 04/30/20	Citibank, N.A.	TRY	42,024	5,553,900	5,607,391	—	(53,491)
Expiring 04/30/20	Citibank, N.A.	TRY	17,501	2,708,904	2,335,219	373,685	—
Expiring 04/30/20	Citibank, N.A.	TRY	6,043	841,000	806,289	34,711	—
Expiring 04/30/20	Goldman Sachs International	TRY	62,763	10,884,000	8,374,687	2,509,313	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	11,919	1,844,000	1,590,418	253,582	—
Expiring 06/30/20	Citibank, N.A.	TRY	19,012	1,978,358	2,450,625	—	(472,267)
Expiring 06/30/20	Citibank, N.A.	TRY	9,131	948,000	1,176,992	—	(228,992)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	17,985	2,452,000	2,318,307	133,693	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	80,729	12,254,000	10,405,910	1,848,090	—
Expiring 10/30/20	Deutsche Bank AG	TRY	6,465	851,000	780,290	70,710	—
Expiring 02/26/21	Citibank, N.A.	TRY	40,469	4,975,000	4,598,821	376,179	—
Expiring 02/26/21	Citibank, N.A.	TRY	21,754	2,583,626	2,472,090	111,536	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	115

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	28,291	$3,398,374	$3,214,977	$183,397	$—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	97,117	13,447,000	11,036,146	2,410,854	—

				$1,322,716,147	$1,309,120,920	25,946,345	(12,351,118)

						$42,837,419	$(30,120,353)

Cross currency exchange contracts outstanding at April 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
06/28/19	Buy	AUD	1,120	JPY	94,696	$—	$(63,562)	BNP Paribas S.A.
06/28/19	Buy	JPY	493,315	AUD	5,950	249,650	—	Morgan Stanley & Co. International PLC
07/19/19	Buy	SEK	45,790	EUR	4,385	—	(99,975)	Citibank, N.A.
07/19/19	Buy	NOK	42,198	EUR	4,385	—	(46,272)	Citibank, N.A.
11/27/19	Buy	EUR	2,122	ZAR	41,069	—	(375,564)	Citibank, N.A.
11/27/19	Buy	ZAR	16,840	EUR	974	35,420	—	Deutsche Bank AG
12/30/19	Buy	EUR	1,930	ZAR	33,514	—	(64,940)	Deutsche Bank AG
12/30/19	Buy	ZAR	19,940	EUR	1,203	—	(24,013)	Morgan Stanley & Co. International PLC
01/31/20	Buy	AUD	4,212	JPY	327,609	—	(17,360)	Deutsche Bank AG
01/31/20	Sell	TRY	37,121	EUR	5,105	—	(628,457)	Goldman Sachs International
01/31/20	Buy	EUR	2,420	TRY	14,760	697,741	—	Goldman Sachs International
02/28/20	Buy	AUD	6,000	JPY	472,950	—	(88,324)	BNP Paribas S.A.
02/28/20	Buy	JPY	1,415,148	AUD	18,781	—	(323,808)	Deutsche Bank AG
03/31/20	Buy	ZAR	142,211	EUR	7,654	713,354	—	Morgan Stanley & Co. International PLC
03/31/20	Buy	EUR	7,374	ZAR	124,584	146,182	—	Morgan Stanley & Co. International PLC
04/30/20	Buy	TRY	121,707	EUR	13,219	961,688	—	BNP Paribas S.A.
04/30/20	Buy	EUR	12,312	TRY	92,869	1,837,989	—	Goldman Sachs International
07/29/20	Buy	EUR	14,276	TRY	138,149	—	(919,344)	BNP Paribas S.A.
07/29/20	Buy	TRY	101,116	EUR	8,310	3,160,944	—	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

116

Cross currency exchange contracts outstanding at April 30, 2019 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
08/31/20	Buy	ZAR	41,149	EUR	2,332	$—	$(14,786)	Goldman Sachs International
08/31/20	Buy	EUR	4,792	ZAR	92,438	—	(487,441)	Morgan Stanley & Co. International PLC
11/27/20	Buy	AUD	2,575	JPY	191,838	38,391	—	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	382,815	AUD	4,906	89,962	—	Deutsche Bank AG
12/23/20	Buy	EUR	598	ZAR	10,827	2,166	—	Goldman Sachs International
12/30/20	Buy	JPY	167,838	AUD	2,277	—	(47,925)	Deutsche Bank AG
12/30/20	Buy	AUD	787	JPY	59,639	1,241	—	Goldman Sachs International
10/31/23	Buy	JPY	277,535	AUD	3,979	—	(44,807)	Goldman Sachs International
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(256,032)	Morgan Stanley & Co. International PLC

						$7,934,728	$(3,502,610)

Credit default swap agreements outstanding at April 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federation of Malaysia (D01)	12/20/22	1.000%(Q)	1,500	0.463%	$29,986	$(1,542)	$31,528	Citibank, N.A.
People’s Republic of China (D01)	12/20/22	1.000%(Q)	5,000	0.343%	121,147	(5,139)	126,286	Citibank, N.A.
Republic of Argentina (D01)	12/20/22	1.000%(Q)	1,500	12.832%	(451,582)	(1,542)	(450,040)	Citibank, N.A.
Republic of Brazil (D01)	12/20/22	1.000%(Q)	7,500	1.313%	(71,882)	(7,708)	(64,174)	Citibank, N.A.
Republic of Chile (D01)	12/20/22	1.000%(Q)	1,500	0.230%	42,358	(1,542)	43,900	Citibank, N.A.
Republic of Colombia (D01)	12/20/22	1.000%(Q)	2,000	0.652%	26,586	(2,056)	28,642	Citibank, N.A.
Republic of Indonesia (D01)	12/20/22	1.000%(Q)	2,000	0.833%	13,970	(2,056)	16,026	Citibank, N.A.
Republic of Panama (D01)	12/20/22	1.000%(Q)	1,500	0.384%	34,150	(1,542)	35,692	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund	117

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Republic of Peru (D01)	12/20/22	1.000%(Q)	1,500	0.340%	$36,518	$(1,542)	$38,060	Citibank, N.A.
Republic of Philippines (D01)	12/20/22	1.000%(Q)	1,500	0.438%	31,307	(1,542)	32,849	Citibank, N.A.
Republic of South Africa (D01)	12/20/22	1.000%(Q)	4,500	1.476%	(68,212)	(4,625)	(63,587)	Citibank, N.A.
Republic of Turkey (D01)	12/20/22	1.000%(Q)	7,500	4.356%	(794,480)	(7,708)	(786,772)	Citibank, N.A.
Russian Federation (D01)	12/20/22	1.000%(Q)	4,500	0.991%	6,724	(4,625)	11,349	Citibank, N.A.
United Mexican States (D01)	12/20/22	1.000%(Q)	6,500	0.787%	55,746	(6,681)	62,427	Citibank, N.A.
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	2,250	0.527%	44,700	(1,188)	45,888	Barclays Bank PLC
People’s Republic of China (D02)	06/20/23	1.000%(Q)	8,250	0.389%	209,419	(4,354)	213,773	Barclays Bank PLC
Republic of Argentina (D02)	06/20/23	1.000%(Q)	2,250	12.653%	(730,417)	(1,188)	(729,229)	Barclays Bank PLC
Republic of Brazil (D02)	06/20/23	1.000%(Q)	11,250	1.411%	(165,585)	(5,938)	(159,647)	Barclays Bank PLC
Republic of Chile (D02)	06/20/23	1.000%(Q)	2,250	0.266%	68,192	(1,188)	69,380	Barclays Bank PLC
Republic of Colombia (D02)	06/20/23	1.000%(Q)	3,000	0.731%	35,243	(1,583)	36,826	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	3,000	0.936%	11,044	(1,583)	12,627	Barclays Bank PLC
Republic of Lebanon (D02)	06/20/23	1.000%(Q)	2,250	8.057%	(509,822)	(1,188)	(508,634)	Barclays Bank PLC
Republic of Panama (D02)	06/20/23	1.000%(Q)	2,250	0.445%	52,095	(1,188)	53,283	Barclays Bank PLC
Republic of Peru (D02)	06/20/23	1.000%(Q)	2,250	0.399%	56,206	(1,188)	57,394	Barclays Bank PLC
Republic of Philippines (D02)	06/20/23	1.000%(Q)	2,250	0.492%	47,795	(1,188)	48,983	Barclays Bank PLC

See Notes to Financial Statements.

118

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
Republic of South Africa (D02)	06/20/23	1.000%(Q)	6,750	1.574%	$(141,560)	$(3,563)	$(137,997)	Barclays Bank PLC
Republic of Turkey (D02)	06/20/23	1.000%(Q)	10,500	4.379%	(1,249,894)	(5,542)	(1,244,352)	Barclays Bank PLC
Russian Federation (D02)	06/20/23	1.000%(Q)	6,750	1.050%	(5,277)	(3,563)	(1,714)	Barclays Bank PLC
United Mexican States (D02)	06/20/23	1.000%(Q)	9,750	0.879%	57,560	(5,146)	62,706	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/24	1.000%(Q)	4,000	0.856%	32,440	(2,111)	34,551	Citibank, N.A.
Kingdom of Saudi Arabia (D03)	06/20/24	1.000%(Q)	3,000	0.773%	36,237	(1,583)	37,820	Citibank, N.A.
People’s Republic of China (D03)	06/20/24	1.000%(Q)	9,000	0.518%	220,686	(4,750)	225,436	Citibank, N.A.
Republic of Argentina (D03)	06/20/24	1.000%(Q)	6,000	11.939%	(2,114,724)	(3,167)	(2,111,557)	Citibank, N.A.
Republic of Brazil (D03)	06/20/24	1.000%(Q)	13,000	1.720%	(423,819)	(6,861)	(416,958)	Citibank, N.A.
Republic of Chile (D03)	06/20/24	1.000%(Q)	3,000	0.389%	92,601	(1,583)	94,184	Citibank, N.A.
Republic of Colombia (D03)	06/20/24	1.000%(Q)	4,000	0.976%	9,357	(2,111)	11,468	Citibank, N.A.
Republic of Indonesia (D03)	06/20/24	1.000%(Q)	7,000	1.186%	(53,855)	(3,694)	(50,161)	Citibank, N.A.
Republic of Peru (D03)	06/20/24	1.000%(Q)	3,000	0.565%	66,701	(1,583)	68,284	Citibank, N.A.
Republic of Philippines (D03)	06/20/24	1.000%(Q)	3,000	0.508%	74,779	(1,583)	76,362	Citibank, N.A.
Republic of South Africa (D03)	06/20/24	1.000%(Q)	8,000	1.865%	(314,139)	(4,222)	(309,917)	Citibank, N.A.
Republic of Turkey (D03)	06/20/24	1.000%(Q)	13,000	4.502%	(1,917,813)	(6,861)	(1,910,952)	Citibank, N.A.
Russian Federation (D03)	06/20/24	1.000%(Q)	8,000	1.247%	(84,245)	(4,222)	(80,023)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund	119

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)* (cont’d.):
State of Qatar (D03)	06/20/24	1.000%(Q)	3,000	0.651%	$54,067	$(1,583)	$55,650	Citibank, N.A.
United Mexican States (D03)	06/20/24	1.000%(Q)	13,000	1.126%	(62,896)	(6,861)	(56,035)	Citibank, N.A.

					$(7,592,588)	$(142,213)	$(7,450,375)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*:
CDX.EM.28.V2 (D01)	12/20/22	1.000%(Q)	48,500	$890,711	$(32,603)	$923,314	Citibank, N.A.
CDX.EM.29.V1 (D02)	06/20/23	1.000%(Q)	75,000	2,071,831	(50,417)	2,122,248	Barclays Bank PLC
CDX.EM.31.V1 (D03)	06/20/24	1.000%(Q)	100,000	4,080,098	(197,222)	4,277,320	Citibank, N.A.

				$7,042,640	$(280,242)	$7,322,882

*

The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The fund brought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate. Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D03).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^:
Accunia European	05/29/19	1.000%(M)		2,262	*	$70	$—	$70	Goldman Sachs International
Adagio CLO Ltd.	05/29/19	0.500%(M)	EUR	3,254	*	51	—	51	Goldman Sachs International
ALM Loan Funding	05/29/19	0.500%(M)		126	*	2	—	2	Goldman Sachs International

See Notes to Financial Statements.

120

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Anchorage Capital CLO Ltd.	05/29/19	0.500%(M)	EUR	2,068	*	$32	$—	$32	Goldman Sachs International
Atlas Senior Loan Fund Ltd.	05/29/19	1.000%(M)		1,024	*	28	—	28	Goldman Sachs International
Banc of America Commercial Mortgage Trust	05/30/19	1.250%(M)		502	3.766%	574	—	574	Goldman Sachs International
Banc of America Commercial Mortgage Trust	05/30/19	1.250%(M)		263	6.788%	300	—	300	Goldman Sachs International
Banc of America Commercial Mortgage Trust	05/30/19	1.250%(M)		200	6.780%	228	—	228	Goldman Sachs International
Bear Stearns Asset Backed Securities	05/31/19	1.250%(M)		2,358	*	82	—	82	Goldman Sachs International
Bear Stearns Asset Backed Securities	05/31/19	1.250%(M)		1,319	*	46	—	46	Goldman Sachs International
BlackRock	05/29/19	0.500%(M)	EUR	1,195	*	19	—	19	Goldman Sachs International
Cathedral Lake Ltd.	05/29/19	1.000%(M)		1,190	*	33	—	33	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)		570	4.670%	652	—	652	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)		234	6.780%	267	—	267	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)		230	4.180%	263	—	263	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)		207	11.990%	237	—	237	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return Fund	121

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Citigroup Commercial Mortgage Trust	05/31/19	1.250%(M)	1,279	*	$44	$—	$44	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	856	4.550%	979	—	979	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	795	19.740%	909	—	909	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	700	4.550%	800	—	800	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	448	*	512	—	512	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	333	7.460%	380	—	380	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	304	6.940%	347	—	347	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	297	*	339	—	339	Goldman Sachs International
Countrywide Alt A	05/31/19	1.250%(M)	2,246	*	78	—	78	Goldman Sachs International
Countrywide AltA Mortgage	05/31/19	1.250%(M)	347	*	12	—	12	Goldman Sachs International
CVC	05/29/19	0.500%(M)	2,276	*	35	—	35	Goldman Sachs International
Deutsche Bank Alta Mortgages	05/31/19	1.250%(M)	3,399	*	118	—	118	Goldman Sachs International
Deutsche Bank Alta Mortgages	05/31/19	1.250%(M)	2,005	*	70	—	70	Goldman Sachs International

See Notes to Financial Statements.

122

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Equity One Home Equity	05/31/19	1.250%(M)	3,326	*	$115	$—	$115	Goldman Sachs International
Equity One Home Equity	05/31/19	1.250%(M)	993	*	34	—	34	Goldman Sachs International
Fannie Mae Connectict Avenue Securities	05/31/19	1.250%(M)	3,054	*	106	—	106	Goldman Sachs International
Fannie Mae Connectict Avenue Securities	05/31/19	1.250%(M)	1,586	*	55	—	55	Goldman Sachs International
Fannie Mae Connectict Avenue Securities	05/31/19	1.250%(M)	1,313	*	46	—	46	Goldman Sachs International
First Franklin Home Equity	05/31/19	1.250%(M)	1,410	*	49	—	49	Goldman Sachs International
First Franklin Home Equity	05/31/19	1.250%(M)	533	*	19	—	19	Goldman Sachs International
First Franklin Home Equity	05/31/19	1.250%(M)	530	*	18	—	18	Goldman Sachs International
Flagship	05/29/19	1.000%(M)	1,697	*	47	—	47	Goldman Sachs International
GMAC Home Equity	05/31/19	1.250%(M)	563	*	20	—	20	Goldman Sachs International
GMAC Home Equity	05/31/19	1.250%(M)	528	*	18	—	18	Goldman Sachs International
GS Mortgage Securities Trust	05/30/19	1.250%(M)	671	7.000%	767	—	767	Goldman Sachs International
GS Mortgage Securities Trust	05/30/19	1.250%(M)	441	7.460%	504	—	504	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return Fund	123

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
GSR Mortgage Loan Trust	05/31/19	1.250%(M)		1,017	*	$35	$—	$35	Goldman Sachs International
HPS Investment Partneship LLC	05/29/19	0.500%(M)	EUR	2,856	*	44	—	44	Goldman Sachs International
ICG US CLO Ltd.	05/29/19	1.000%(M)	EUR	1,163	*	36	—	36	Goldman Sachs International
ICG US CLO Ltd.	05/29/19	0.500%(M)	EUR	514	*	8	—	8	Goldman Sachs International
Invesco	05/29/19	0.500%(M)		805	*	11	—	11	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/30/19	1.250%(M)		1,272	8.841%	1,454	—	1,454	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/30/19	1.250%(M)		899	*	1,028	—	1,028	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	05/30/19	1.250%(M)		457	4.550%	522	—	522	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	05/30/19	1.250%(M)		167	*	191	—	191	Goldman Sachs International
LCM Ltd. Partnership	05/29/19	1.000%(M)		1,282	*	36	—	36	Goldman Sachs International
Lehman Home Equity	05/31/19	1.250%(M)		3,869	*	134	—	134	Goldman Sachs International
Lehman Home Equity	05/31/19	1.250%(M)		525	*	18	—	18	Goldman Sachs International
Morgan Stanley BAML Trust	05/30/19	1.250%(M)		516	6.940%	590	—	590	Goldman Sachs International

See Notes to Financial Statements.

124

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Morgan Stanley BAML Trust	05/30/19	1.250%(M)		295	*	$337	$—	$337	Goldman Sachs International
Morgan Stanley BAML Trust	05/30/19	1.250%(M)		263	*	300	—	300	Goldman Sachs International
Morgan Stanley Home Equity	05/31/19	1.250%(M)		535	*	19	—	19	Goldman Sachs International
New Century Home Equity	05/31/19	1.250%(M)		4,260	*	148	—	148	Goldman Sachs International
New Century Home Equity	05/31/19	1.250%(M)		906	*	31	—	31	Goldman Sachs International
Oaktree CLO Ltd.	05/29/19	0.500%(M)	EUR	563	*	9	—	9	Goldman Sachs International
Sankaty	05/29/19	0.500%(M)		205	*	3	—	3	Goldman Sachs International
Sprie Management Ltd.	05/29/19	0.500%(M)	EUR	3,643	*	57	—	57	Goldman Sachs International
Steele Creek	05/29/19	0.500%(M)		1,089	*	15	—	15	Goldman Sachs International
Steele Creek	05/29/19	0.500%(M)		1,011	*	14	—	14	Goldman Sachs International
Telos CLO Ltd.	05/29/19	0.500%(M)		1,823	*	25	—	25	Goldman Sachs International
Venture CDO Ltd.	05/29/19	0.500%(M)		2,338	*	32	—	32	Goldman Sachs International
Venture CDO Ltd.	05/29/19	0.500%(M)		389	*	5	—	5	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return Fund	125

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Wellfleet CLO Ltd.	05/29/19	0.500%(M)	2,005	*	$28	$—	$28	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	1,541	*	1,762	—	1,762	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	451	*	516	—	516	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	356	8.488%	407	—	407	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	284	*	325	—	325	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	281	*	321	—	321	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	230	4.670%	263	—	263	Goldman Sachs International
Wind River CLO Ltd.	05/29/19	0.500%(M)	505	*	7	—	7	Goldman Sachs International
Wind River CLO Ltd.	05/29/19	1.000%(M)	392	*	11	—	11	Goldman Sachs International

					$18,047	$—	$18,047

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	2,000	$9,332	$132,015	$(122,683)	Barclays Bank PLC
Bank of China Ltd.	06/20/21	1.000%(Q)		1,900	(34,977)	42,740	(77,717)	Deutsche Bank AG
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	55,444	70,893	(15,449)	Barclays Bank PLC

See Notes to Financial Statements.

126

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1) (cont’d.):
China Development Bank Corp.	06/20/21	1.000%(Q)		1,900	$(34,344)	$26,990	$(61,334)	Deutsche Bank AG
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	391,762	582,451	(190,689)	Deutsche Bank AG
Hellenic Republic	06/20/19	1.000%(Q)		4,800	(9,504)	25,605	(35,109)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		1,400	77,981	132,290	(54,309)	Bank of America, N.A.
Kingdom of Spain	06/20/19	1.000%(Q)		700	(1,750)	(2,987)	1,237	Deutsche Bank AG
Kingdom of Spain	06/20/23	1.000%(Q)		3,200	(94,681)	(79,184)	(15,497)	Bank of America, N.A.
Republic of Ireland	06/20/19	1.000%(Q)		700	(1,764)	(10,231)	8,467	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%(Q)	EUR	8,900	(24,229)	(20,017)	(4,212)	Barclays Bank PLC
Republic of Italy	06/20/19	1.000%(Q)		900	(2,149)	5,740	(7,889)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)	EUR	12,700	181,217	130,775	50,442	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	EUR	10,455	149,183	148,823	360	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		14,270	(35,058)	203,721	(238,779)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		3,700	(9,090)	59,330	(68,420)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	5,145	384,142	318,815	65,327	Barclays Bank PLC
Republic of Portugal	06/20/19	1.000%(Q)		400	(1,004)	12,675	(13,679)	Deutsche Bank AG
Republic of Turkey	06/20/19	1.000%(Q)		5,510	12,050	158,864	(146,814)	BNP Paribas S.A.
Republic of Turkey	06/20/19	1.000%(Q)		2,760	6,036	71,206	(65,170)	BNP Paribas S.A.
United Mexican States	06/20/23	1.000%(Q)		4,000	(23,614)	27,839	(51,453)	Citibank, N.A.

					$994,983	$2,038,353	$(1,043,370)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	1,300	1.479%	$641	$(3,738)	$4,379	Citibank, N.A.
Arab Republic of Egypt	06/20/20	1.000%(Q)	1,000	1.937%	(9,346)	(24,941)	15,595	Deutsche Bank AG
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	3,000	4.193%	(374,771)	(558,010)	183,239	Deutsche Bank AG
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.089%	14,022	16,516	(2,494)	Barclays Bank PLC
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.089%	14,022	16,034	(2,012)	HSBC Bank USA, N.A.
Generalitat de Cataluna	12/20/22	1.000%(Q)	2,960	2.385%	(131,890)	(441,383)	309,493	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund	127

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Government of Jamaica	12/20/19	1.000%(Q)	1,000	2.492%	$(8,310)	$(4,413)	$(3,897)	Credit Suisse International
Hellenic Republic	06/20/22	1.000%(Q)	410	2.328%	(15,531)	(70,771)	55,240	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)	200	2.328%	(7,576)	(35,500)	27,924	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)	500	2.603%	(26,290)	(49,578)	23,288	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,400	2.808%	(93,179)	(149,624)	56,445	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	300	2.808%	(19,967)	(29,345)	9,378	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	1,000	3.188%	(96,850)	(216,250)	119,400	Barclays Bank PLC
Kingdom of Belgium	03/20/20	1.000%(Q)	3,000	0.050%	28,823	(14,500)	43,323	JPMorgan Chase Bank, N.A.
Kingdom of Belgium	12/20/24	1.000%(Q)	3,500	0.271%	139,284	20,902	118,382	HSBC Bank USA, N.A.
Kingdom of Belgium	06/20/26	1.000%(Q)	4,000	0.331%	180,115	102,239	77,876	Barclays Bank PLC
Kingdom of Denmark	06/20/26	0.250%(Q)	1,000	0.176%	5,173	(16,628)	21,801	Goldman Sachs International
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	0.404%	31,347	(38,725)	70,072	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	3,000	0.453%	53,329	47,998	5,331	HSBC Bank USA, N.A.
Kingdom of Spain	09/20/20	1.000%(Q)	2,500	0.171%	31,550	916	30,634	Barclays Bank PLC
Kingdom of Spain	06/20/21	1.000%(Q)	700	0.138%	13,515	(7,647)	21,162	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.165%	31,127	18,280	12,847	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	42,665	0.456%	964,963	453,981	510,982	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	3,200	0.456%	72,375	48,475	23,900	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.367%	22,315	(25,398)	47,713	Deutsche Bank AG
Kingdom of Sweden	06/20/26	0.250%(Q)	1,000	0.180%	4,896	(15,719)	20,615	Goldman Sachs International
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.182%	46,770	3,012	43,758	Barclays Bank PLC
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	4,250	1.112%	(407)	(27,517)	27,110	Citibank, N.A.
People’s Republic of China	06/20/19	1.000%(Q)	650	0.064%	1,615	603	1,012	HSBC Bank USA, N.A.

See Notes to Financial Statements.

128

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
People’s Republic of China	12/20/19	1.000%(Q)	2,000	0.071%	$14,260	$20,407	$(6,147)	Citibank, N.A.
People’s Republic of China	12/20/19	1.000%(Q)	1,000	0.071%	7,130	10,204	(3,074)	HSBC Bank USA, N.A.
People’s Republic of China	06/20/21	1.000%(Q)	4,000	0.148%	76,391	(45,657)	122,048	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.194%	32,941	(4,230)	37,171	Barclays Bank PLC
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.194%	35,137	(5,233)	40,370	Citibank, N.A.
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.211%	23,353	(17,211)	40,564	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.211%	46,706	(21,992)	68,698	Goldman Sachs International
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	1.611%	(32,261)	(70,059)	37,798	Goldman Sachs International
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.157%	57,328	2,887	54,441	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%(Q)	2,000	0.492%	28,459	(41,036)	69,495	HSBC Bank USA, N.A.
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.731%	58,738	3,547	55,191	Deutsche Bank AG
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.418%	(27,039)	(91,189)	64,150	Citibank, N.A.
Republic of France	12/20/19	0.250%(Q)	2,500	0.041%	4,080	(15,171)	19,251	Goldman Sachs International
Republic of France	12/20/19	0.250%(Q)	7,000	0.041%	11,425	(107,630)	119,055	HSBC Bank USA, N.A.
Republic of France	03/20/20	0.250%(Q)	3,000	0.034%	6,633	(188,678)	195,311	JPMorgan Chase Bank, N.A.
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.486%	59,515	(22,288)	81,803	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	0.749%	153,009	(86,238)	239,247	Citibank, N.A.
Republic of Ireland	06/20/21	1.000%(Q)	700	0.097%	14,123	3,081	11,042	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%(Q)	4,080	0.242%	127,391	48,193	79,198	Goldman Sachs International
Republic of Ireland	06/20/24	1.000%(Q)	700	0.243%	26,614	(8,907)	35,521	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%(Q)	4,000	0.308%	139,197	86,119	53,078	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund	129

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.417%	$83,335	$5,096	$78,239	Goldman Sachs International
Republic of Ireland	12/20/26	1.000%(Q)	3,100	0.417%	129,169	(2,638)	131,807	JPMorgan Chase Bank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.438%	118,761	70,830	47,931	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/20	1.000%(Q)	6,000	0.525%	39,297	(14,463)	53,760	HSBC Bank USA, N.A.
Republic of Italy	09/20/20	1.000%(Q)	1,500	0.713%	7,674	(13,249)	20,923	Barclays Bank PLC
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.321%	(23,098)	(108,518)	85,420	Goldman Sachs International
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.321%	(23,098)	(108,435)	85,337	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	18,300	1.675%	(451,027)	(1,034,270)	583,243	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	15,000	1.675%	(369,695)	(336,767)	(32,928)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	14,270	1.675%	(351,703)	(743,395)	391,692	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	3,700	1.675%	(91,191)	(198,807)	107,616	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	13,405	1.675%	(330,384)	(544,050)	213,666	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	4,000	1.675%	(98,585)	—	(98,585)	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/24	1.000%(Q)	900	1.153%	(5,465)	(50,860)	45,395	Deutsche Bank AG
Republic of Italy	06/20/26	1.000%(Q)	5,000	2.164%	(344,347)	(371,094)	26,747	BNP Paribas S.A.
Republic of Italy	12/20/26	1.000%(Q)	400	2.198%	(29,898)	(36,893)	6,995	HSBC Bank USA, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.571%	139,510	—	139,510	Citibank, N.A.
Republic of Panama	12/20/20	1.000%(Q)	5,500	0.161%	81,333	(206,535)	287,868	JPMorgan Chase Bank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.304%	111,850	43,319	68,531	Citibank, N.A.
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.242%	67,506	(105,928)	173,434	Barclays Bank PLC
Republic of Philippines	09/20/20	1.000%(Q)	1,700	0.143%	22,123	(8,268)	30,391	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

130

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Philippines	12/20/20	1.000%(Q)	750	0.166%	$11,028	$(42)	$11,070	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%(Q)	1,000	0.228%	19,241	(15,838)	35,079	HSBC Bank USA, N.A.
Republic of Philippines	03/20/22	1.000%(Q)	1,000	0.274%	21,551	(17,211)	38,762	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%(Q)	1,500	0.190%	18,532	(53,625)	72,157	Goldman Sachs International
Republic of Portugal	06/20/21	1.000%(Q)	700	0.183%	12,844	(44,567)	57,411	Deutsche Bank AG
Republic of Portugal	06/20/23	1.000%(Q)	29,930	0.532%	587,088	(109,380)	696,468	Goldman Sachs International
Republic of Portugal	12/20/23	1.000%(Q)	1,000	0.601%	18,638	—	18,638	BNP Paribas S.A.
Republic of Portugal	12/20/23	1.000%(Q)	4,130	0.601%	76,977	(1,911)	78,888	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/24	1.000%(Q)	400	0.487%	10,391	(39,790)	50,181	Deutsche Bank AG
Republic of Serbia	06/20/19	1.000%(Q)	2,000	0.209%	4,560	4,963	(403)	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.472%	24,495	29,723	(5,228)	BNP Paribas S.A.
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.798%	9,782	(69,737)	79,519	HSBC Bank USA, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	5,000	1.586%	(107,108)	(123,048)	15,940	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q)	3,000	1.741%	(91,480)	(165,090)	73,610	Bank of America, N.A.
Republic of Turkey	03/20/20	1.000%(Q)	2,000	3.739%	(45,346)	(76,304)	30,958	JPMorgan Chase Bank, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	5,510	4.379%	(655,897)	(755,848)	99,951	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	2,760	4.379%	(328,544)	(367,820)	39,276	BNP Paribas S.A.
Republic of Uruguay	06/20/21	1.000%(Q)	400	1.515%	(3,795)	(5,623)	1,828	Citibank, N.A.
Republic of Uruguay	12/20/21	1.000%(Q)	1,500	1.635%	(22,314)	(21,502)	(812)	Citibank, N.A.
Russian Federation	12/20/21	1.000%(Q)	8,525	0.836%	45,606	(491,510)	537,116	Barclays Bank PLC
Russian Federation	12/20/21	1.000%(Q)	3,000	0.836%	16,049	(178,672)	194,721	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	7,350	0.991%	10,982	(17,626)	28,608	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund	131

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Russian Federation	06/20/23	1.000%(Q)	1,640	1.059%	$(1,841)	$(32,043)	$30,202	BNP Paribas S.A.
Russian Federation	06/20/23	1.000%(Q)	7,000	1.059%	(7,859)	(115,750)	107,891	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	4,000	1.059%	(4,491)	(79,215)	74,724	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	1,200	1.604%	(46,840)	(131,616)	84,776	Barclays Bank PLC
State of Illinois	12/20/22	1.000%(Q)	2,725	1.228%	(17,940)	(110,628)	92,688	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	2,800	1.835%	(111,506)	(195,658)	84,152	Goldman Sachs International
State of Illinois	06/20/28	1.000%(Q)	1,000	2.519%	(101,937)	(115,737)	13,800	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	5,000	0.879%	29,518	(7,083)	36,601	Deutsche Bank AG

					$(212,654)	$(8,624,925)	$8,412,271

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	38,110	$(2,766,786)	$(3,118,195)	$(351,409)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.NA.HY.30.V4	06/20/23	5.000%(Q)	4,626	*	$340,762	$424,653	$83,891

See Notes to Financial Statements.

132

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	10,670	1.517%	$(150,959)	$(459,877)	$308,918	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	*	92,418	(28,411)	120,829	JPMorgan Securities LLC

					$(58,541)	$(488,288)	$429,747

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit

See Notes to Financial Statements.

PGIM Global Total Return Fund	133

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2019:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR 50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$249,625	$—	$249,625

Forward rate agreements outstanding at April 30, 2019:

Notional Amount (000)#	Termination Date(4)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
98,900	05/28/19	—(3)	—(3)	$(56,646)	$—	$(56,646)	Citigroup Global Markets, Inc.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on CMM102 minus 7 Year CMS minus 1.355% upon termination.

Inflation swap agreements outstanding at April 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(314,738)	$(314,738)
EUR	14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	321,805	321,805
GBP	2,290	07/15/28	3.360%(T)	U.K. Retail Price Index(2)(T)	—	(44,374)	(44,374)
GBP	3,200	11/15/28	3.585%(T)	U.K. Retail Price Index(2)(T)	—	59,950	59,950
GBP	1,460	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(4,364)	(18,303)	(13,939)
GBP	615	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	16,832	16,832
GBP	724	11/15/48	3.550%(T)	U.K. Retail Price Index(1)(T)	—	(30,421)	(30,421)

See Notes to Financial Statements.

134

Inflation swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
GBP	300	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	$—	$16,555	$16,555
GBP	200	07/15/68	3.243%(T)	U.K. Retail Price Index(1)(T)	—	48,104	48,104

					$(4,364)	$55,410	$59,774

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,240	10/27/21	2.173%(S)	6 Month BBSW(2)(S)	$(230)	$26,423	$26,653
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(72,198)	218,072	290,270
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	145,760	145,760
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	120	40,415	40,295
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	—	110,608	110,608
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	440,501	440,501
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	121,306	121,306
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	(5,183)	376,881	382,064
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	156,993	642,182	485,189
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	601,862	601,862
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	628,491	628,491
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	1,130,189	1,130,189
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	302,737	302,737
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	1,548,556	1,548,556
BRL	6,247	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	420,722	420,722

See Notes to Financial Statements.

PGIM Global Total Return Fund	135

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	5,804	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	$—	$490,175	$490,175
CAD	134,535	07/26/19	1.605%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(214,184)	(248,998)	(34,814)
CAD	28,155	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(66,077)	(74,783)	(8,706)
CAD	3,550	03/07/21	0.983%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	124	(49,443)	(49,567)
CAD	23,700	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(249,113)	276,545	525,658
CAD	32,040	12/10/23	2.480%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(268,061)	(625,563)	(357,502)
CAD	1,500	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	127	(24,897)	(25,024)
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	83,226	101,723	18,497
CAD	4,325	03/26/33	2.718%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(92)	149,941	150,033
CAD	1,500	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(41)	(34,132)	(34,091)
CAD	4,345	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(37,095)	139,640	176,735

See Notes to Financial Statements.

136

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	2,500	12/03/38	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$109,547	$105,730	$(3,817)
CAD	1,495	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(118,690)	(50,511)	68,179
CAD	1,790	12/03/48	2.800%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(97,374)	(97,075)	299
CHF	2,400	10/21/21	(0.522)%(A)	6 Month CHF LIBOR(2)(S)	162	(862)	(1,024)
CHF	26,630	12/13/23	(0.185)%(A)	6 Month CHF LIBOR(2)(S)	123,498	353,347	229,849
CHF	12,090	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	8,177	278,217	270,040
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	163	(22,230)	(22,393)
CHF	700	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	34,747	34,747
CHF	6,230	10/05/37	—(3)	—(3)	—	14,961	14,961
CNH	50,870	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	53	(65,059)	(65,112)
CNH	33,000	03/18/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	34	(42,344)	(42,378)
CNH	43,200	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	50	(62,723)	(62,773)
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	—	243,017	243,017
COP	6,310,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	3,948	64,837	60,889
COP	13,388,000	11/28/28	6.380%(Q)	1 Day COOIS(2)(Q)	—	185,586	185,586
CZK	500,000	03/14/21	2.143%(A)	6 Month PRIBOR(2)(S)	—	(33,088)	(33,088)
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(351,564)	(351,564)

See Notes to Financial Statements.

PGIM Global Total Return Fund	137

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	$—	$(339,498)	$(339,498)
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	(286,518)	(286,518)
CZK	427,500	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	176,612	176,612
CZK	205,715	03/14/24	1.950%(A)	6 Month PRIBOR(1)(S)	—	73,784	73,784
CZK	108,675	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	269,418	269,418
CZK	155,500	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	139,131	440,475	301,344
DKK	15,000	01/27/20	0.385%(A)	6 Month CIBOR(2)(S)	30	12,311	12,281
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	(59,047)	24,841	83,888
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	38	92,228	92,190
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	28	15,025	14,997
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	23	5,019	4,996
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	113,251	113,251
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	14,981	14,981
EUR	830	07/02/19	0.656%(A)	6 Month EURIBOR(2)(S)	171	7,218	7,047
EUR	26,226	09/08/19	(0.195)%(A)	6 Month EURIBOR(2)(S)	—	(22,039)	(22,039)
EUR	1,000	05/29/20	0.373%(A)	6 Month EURIBOR(2)(S)	171	12,441	12,270
EUR	610	07/02/21	0.994%(A)	6 Month EURIBOR(2)(S)	170	23,766	23,596
EUR	700	08/14/21	0.841%(A)	3 Month EURIBOR(2)(Q)	172	25,312	25,140
EUR	650	03/02/22	0.072%(A)	6 Month EURIBOR(2)(S)	(63,289)	4,826	68,115
EUR	8,200	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(123,433)	(123,433)
EUR	21,000	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(224,025)	(224,025)

See Notes to Financial Statements.

138

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	6,070	11/23/23	0.320%(A)	6 Month EURIBOR(2)(S)	$95,055	$119,131	$24,076
EUR	1,000	06/04/29	2.002%(A)	6 Month EURIBOR(2)(S)	177	188,969	188,792
EUR	1,360	11/11/29	1.453%(A)	6 Month EURIBOR(2)(S)	174	155,654	155,480
EUR	1,800	01/14/30	1.022%(A)	6 Month EURIBOR(2)(S)	180	104,428	104,248
EUR	2,000	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(76,215)	47,262	123,477
EUR	700	04/07/31	0.819%(A)	6 Month EURIBOR(2)(S)	178	14,625	14,447
EUR	450	05/03/31	1.048%(A)	6 Month EURIBOR(2)(S)	179	28,428	28,249
EUR	1,500	07/04/31	0.672%(A)	6 Month EURIBOR(2)(S)	182	8,258	8,076
EUR	570	08/02/31	0.584%(A)	6 Month EURIBOR(2)(S)	174	(5,040)	(5,214)
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	184	(20,067)	(20,251)
EUR	700	09/09/31	0.558%(A)	6 Month EURIBOR(2)(S)	176	(10,248)	(10,424)
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	176	129,419	129,243
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	565	124,997	124,432
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(14,197)	155,732	169,929
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	13,245	145,249	132,004
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	220	426,858	426,638
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,893	296,292	294,399
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	83,013	83,013
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	106,546	106,546
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(105,096)	268,201	373,297
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(68,585)	91,604	160,189

See Notes to Financial Statements.

PGIM Global Total Return Fund	139

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	6,200	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	$—	$227,174	$227,174
EUR	6,200	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(218,979)	(218,979)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	262,108	262,108
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(419,212)	603,818	1,023,030
EUR	3,135	12/28/35	1.559%(A)	6 Month EURIBOR(2)(S)	48,090	379,762	331,672
EUR	700	06/02/36	1.072%(A)	6 Month EURIBOR(2)(S)	180	25,372	25,192
EUR	600	09/26/36	0.749%(A)	6 Month EURIBOR(2)(S)	177	(19,788)	(19,965)
EUR	600	09/28/36	0.729%(A)	6 Month EURIBOR(2)(S)	178	(22,191)	(22,369)
EUR	1,000	11/02/36	0.958%(A)	6 Month EURIBOR(2)(S)	180	7,149	6,969
EUR	1,500	02/02/37	1.355%(A)	6 Month EURIBOR(2)(S)	188	118,347	118,159
EUR	23,700	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	1,393,669	1,393,669
EUR	23,700	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(6,141)	(1,325,072)	(1,318,931)
EUR	6,720	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	361,606	361,606
EUR	6,720	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(381,578)	(381,578)
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(188,099)	266,642	454,741
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(143,527)	(7,946)	135,581
EUR	1,000	03/30/46	1.058%(A)	6 Month EURIBOR(2)(S)	(5,530)	(8,557)	(3,027)
EUR	7,380	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	439,600	439,600
EUR	7,380	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(449,789)	(449,789)
EUR	5,000	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	148,112	148,112
EUR	5,000	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(146,428)	(146,428)

See Notes to Financial Statements.

140

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	20,040	01/07/49	1.475%(A)	3 Month EURIBOR(2)(Q)	$—	$335,359	$335,359
EUR	20,040	01/07/49	1.484%(A)	6 Month EURIBOR(1)(S)	—	(330,470)	(330,470)
EUR	9,135	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	685,553	1,115,578	430,025
GBP	690	06/30/19	2.166%(S)	6 Month GBP LIBOR(2)(S)	203	4,969	4,766
GBP	850	08/04/19	0.109%(A)	1 Day SONIA(1)(A)	199	6,621	6,422
GBP	1,500	03/02/20	0.338%(A)	1 Day SONIA(1)(A)	—	8,211	8,211
GBP	510	06/30/21	2.469%(S)	6 Month GBP LIBOR(2)(S)	203	23,107	22,904
GBP	41,400	12/18/23	1.334%(S)	6 Month GBP LIBOR(2)(S)	160,334	421,981	261,647
GBP	12,450	12/07/27	1.110%(A)	1 Day SONIA(1)(A)	—	(49,513)	(49,513)
GBP	4,680	05/08/34	1.300%(S)	6 Month GBP LIBOR(2)(S)	(209,403)	(124,899)	84,504
GBP	1,700	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	(11,323)	(1,281)	10,042
GBP	9,200	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	(209,582)	414,306	623,888
GBP	740	05/08/49	1.400%(S)	6 Month GBP LIBOR(2)(S)	(39,399)	(21,693)	17,706
HKD	151,850	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	62,392	62,392
HKD	171,690	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	73,785	73,785
HKD	100,000	04/01/21	1.850%(Q)	3 Month HIBOR(2)(Q)	(31)	(32,855)	(32,824)
HUF	11,800,000	06/21/20	1.400%(A)	3 Month BUBOR(2)(Q)	—	376,947	376,947
HUF	2,698,000	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(4,845)	136,764	141,609
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	16,300	20,110	3,810
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	41	286,977	286,936
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	647,871	647,871

See Notes to Financial Statements.

PGIM Global Total Return Fund	141

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	19,585,210	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	$—	$(80,174)	$(80,174)
JPY	4,887,930	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(4,080)	(4,080)
JPY	32,800	07/04/21	(0.156)%(S)	6 Month JPY LIBOR(2)(S)	(15,013)	(1,006)	14,007
JPY	4,595,280	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(39,626)	(140,966)	(101,340)
JPY	2,978,000	04/10/24	(0.019)%(S)	6 Month JPY LIBOR(2)(S)	—	(7,102)	(7,102)
JPY	3,276,010	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(53,955)	223,612	277,567
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	49,802	138,678	88,876
JPY	50,000	04/02/29	1.288%(S)	6 Month JPY LIBOR(2)(S)	5	52,363	52,358
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	10	88,285	88,275
JPY	100,000	08/28/29	1.043%(S)	6 Month JPY LIBOR(2)(S)	10	85,522	85,512
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(1,275)	174,492	175,767
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	411,209	571,130	159,921
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	26	26,752	26,726
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	28	39,022	38,994
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	15	(21,750)	(21,765)
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	25	4,954	4,929
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	13	1,402	1,389
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	12	14,450	14,438
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	27	24,890	24,863
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	47	21,883	21,836
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	59,000	59,000

See Notes to Financial Statements.

142

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	$—	$48,376	$48,376
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	—	37,344	37,344
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	18,550	18,550
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(26,599)	291,403	318,002
JPY	180,000	11/05/34	1.293%(S)	6 Month JPY LIBOR(2)(S)	85,259	252,180	166,921
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	9	94,947	94,938
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	31	291,983	291,952
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	7	44,767	44,760
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	15	143,062	143,047
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	40	398,299	398,259
JPY	160,000	03/03/35	1.153%(S)	6 Month JPY LIBOR(2)(S)	20	188,033	188,013
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	11	63,107	63,096
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	9	8,483	8,474
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	18	16,439	16,421
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	11	(12,265)	(12,276)
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	42	(9,003)	(9,045)
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	21	11,393	11,372
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	49	218,909	218,860
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	19	62,169	62,150
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	30	116,400	116,370
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	34	149,521	149,487

See Notes to Financial Statements.

PGIM Global Total Return Fund	143

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	$17	$74,343	$74,326
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	47,152	47,152
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	15,040	134,882	119,842
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	92,397	92,397
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	36,048	36,048
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	97,639	97,639
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	—	60,949	60,949
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	30,246	30,246
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	31,283	31,283
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	—	47,609	47,609
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	45,131	45,131
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	131,959	131,959
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	—	54,350	54,350
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	72,775	72,775
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	216,163	216,163
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	76,893	76,893
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	170,501	170,501
JPY	350,000	12/04/37	0.730%(S)	6 Month JPY LIBOR(2)(S)	—	194,622	194,622
JPY	900,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	155,193	534,126	378,933
JPY	224,000	01/11/38	0.831%(S)	6 Month JPY LIBOR(2)(S)	—	160,709	160,709
JPY	800,000	03/28/38	0.656%(S)	6 Month JPY LIBOR(2)(S)	—	325,188	325,188

See Notes to Financial Statements.

144

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,000,000	04/04/38	0.681%(S)	6 Month JPY LIBOR(2)(S)	$—	$436,325	$436,325
JPY	675,000	04/06/38	0.655%(S)	6 Month JPY LIBOR(2)(S)	—	265,030	265,030
JPY	1,815,000	04/18/38	0.675%(S)	6 Month JPY LIBOR(2)(S)	(49,290)	768,735	818,025
JPY	600,000	08/10/38	0.822%(S)	6 Month JPY LIBOR(2)(S)	—	409,499	409,499
JPY	1,830,385	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	419,634	551,933	132,299
JPY	166,000	05/09/43	0.820%(S)	6 Month JPY LIBOR(2)(S)	—	109,602	109,602
JPY	610,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	320,331	320,331
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	213	213
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	23,931	23,931
JPY	560,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	456,505	456,505
JPY	115,000	12/03/48	0.800%(S)	6 Month JPY LIBOR(1)(S)	(47,744)	(65,378)	(17,634)
KRW	20,090,000	08/16/20	1.915%(Q)	3 Month KWCDC(2)(Q)	—	43,978	43,978
KRW	46,100,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	22,294	22,294
KRW	8,170,000	08/16/23	2.060%(Q)	3 Month KWCDC(1)(Q)	—	(126,357)	(126,357)
KRW	18,716,700	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	(37,450)	(37,450)
KRW	4,942,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	—	145,550	145,550
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(80,227)	(80,227)
MXN	305,790	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	93,256	131,850	38,594
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(3,643)	(63,070)	(59,427)
NOK	944,900	11/28/23	1.915%(A)	6 Month NIBOR(2)(S)	412,343	365,267	(47,076)

See Notes to Financial Statements.

PGIM Global Total Return Fund	145

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	$18,690	$22,303	$3,613
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	(3,913)	(3,913)
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	—	30,412	30,412
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	—	5,020	5,020
NZD	8,700	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	214,368	187,834	(26,534)
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	28,458	28,458
NZD	2,830	04/26/23	2.732%(S)	3 Month BBR(2)(Q)	(67,254)	71,585	138,839
NZD	77,310	02/14/24	1.965%(S)	3 Month BBR(1)(Q)	(17,052)	(370,852)	(353,800)
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	28,107	182,313	154,206
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	2,492	122,622	120,130
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	73,112	73,112
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	73,670	248,399	174,729
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	282,676	282,676
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	316,156	316,156
PLN	73,670	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	450,622	450,622
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(435,493)	(2,105)	433,388
PLN	60,110	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	334,808	334,808
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	260,418	260,418
PLN	38,980	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(677,989)	(677,989)
PLN	3,540	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	49,172	49,172
PLN	32,652	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(386,653)	(386,653)

See Notes to Financial Statements.

146

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	20,000	01/20/20	0.485%(A)	3 Month STIBOR(2)(Q)	$28	$10,958	$10,930
SEK	13,000	09/15/21	(0.003)%(A)	3 Month STIBOR(2)(Q)	26	(2,538)	(2,564)
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	(607)	10,159	10,766
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	30	27,653	27,623
SEK	38,380	07/11/23	0.458%(A)	3 Month STIBOR(2)(Q)	—	48,402	48,402
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	42,542	42,542
SEK	221,900	04/15/24	0.380%(A)	3 Month STIBOR(2)(Q)	(4,403)	45,882	50,285
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	22,804	106,069	83,265
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	20	22,181	22,161
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	23	44,736	44,713
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	33	60,563	60,530
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	60,133	60,133
SEK	58,000	03/27/28	1.267%(A)	3 Month STIBOR(2)(Q)	—	282,184	282,184
SEK	8,535	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	—	37,397	37,397
SEK	33,000	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	55,811	139,309	83,498
SGD	15,540	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(36,382)	(36,382)
SGD	10,240	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	15,292	15,292
SGD	8,330	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	130,711	130,711
SGD	6,000	04/02/29	2.170%(S)	6 Month SIBOR(2)(S)	—	(32,154)	(32,154)
	214,220	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	555	164,466	163,911
	112,940	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(1,830)	45,043	46,873

See Notes to Financial Statements.

PGIM Global Total Return Fund	147

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
67,660	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	$(2,086)	$(263,648)	$(261,562)
49,312	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(17,203)	47,455	64,658
20,575	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(182,206)	(182,206)
36,820	06/16/22	—(4)	—(4)	—	(8,351)	(8,351)
137,145	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	4,472	(2,370,374)	(2,374,846)
31,820	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(645,576)	(645,576)
111,500	11/23/23	3.016%(S)	3 Month LIBOR(1)(Q)	(965,895)	(4,312,017)	(3,346,122)
39,730	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	—	318,872	318,872
41,965	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(61,081)	303,900	364,981
9,950	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	91,530	91,530
79,885	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	239,360	727,938	488,578
30,545	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	100,339	269,491	169,152
62,410	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	203,394	(303,128)	(506,522)
27,885	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	31,281	(564,535)	(595,816)
22,935	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(853,196)	(853,196)
95,077	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(64,153)	(4,236,637)	(4,172,484)
11,910	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(506,293)	(506,293)
35,410	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	27,937	(1,809,464)	(1,837,401)
69,779	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	47,715	(3,584,487)	(3,632,202)
1,170	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	46,093	6,098	(39,995)
9,325	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	75,832	75,832
57,311	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(192,718)	(569,824)	(377,106)

See Notes to Financial Statements.

148

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	24,625	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	$(43,922)	$(55,269)	$(11,347)
	33,465	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	1,911	(355,885)	(357,796)
	13,586	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	138,472	338,838	200,366
	4,710	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	22,823	91,170	68,347
	3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	44,042	44,042
	11,425	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(6,540)	78,188	84,728
	3,560	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	102,019	102,019
	6,645	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	(19,143)	30,129	49,272
	6,140	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	(15,496)	(15,496)
	2,405	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(19,477)	(76,839)	(57,362)
	7,225	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(76,541)	(76,541)
	5,715	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	89,524	89,524
	1,680	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	180	314,234	314,054
	2,820	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(82,574)	(82,574)
	1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(233)	(233)
	9,755	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	48,391	48,391
	845	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	165	183,243	183,078
	2,490	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	84,496	84,496
	790	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	25,576	25,576
	735	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	6,535	6,535
ZAR	755,000	02/28/21	7.150%(Q)	3 Month JIBAR(2)(Q)	—	23,182	23,182

See Notes to Financial Statements.

PGIM Global Total Return Fund	149

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	228,000	06/21/21	7.465%(Q)	3 Month JIBAR(2)(Q)	$(979)	$106,149	$107,128
ZAR	665,000	02/28/24	7.475%(Q)	3 Month JIBAR(1)(Q)	—	(67,848)	(67,848)
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	18	64,116	64,098
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(155)	18,652	18,807
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	53	148,919	148,866
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	(16,540)	(16,540)
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	(1,219)	(45,735)	(44,516)
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	696	168,427	167,731
ZAR	200,000	02/28/29	8.035%(Q)	3 Month JIBAR(2)(Q)	—	34,143	34,143

					$(335,571)	$10,516,880	$10,852,451

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
AED	40,000	04/25/24	2.960%(A)	3 Month EIBOR(2)(Q)	$34,929	$—	$34,929	Morgan Stanley & Co. International PLC
AED	35,805	02/25/29	3.750%(A)	3 Month EIBOR(2)(Q)	168,173	—	168,173	HSBC Bank USA, N.A.
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	102,015	—	102,015	Morgan Stanley & Co. International PLC
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(S)	6,186	—	6,186	Morgan Stanley & Co. International PLC
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	102,924	—	102,924	Morgan Stanley & Co. International PLC
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	37,743	—	37,743	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

150

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	$88,980	$—	$88,980	Morgan Stanley & Co. International PLC
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	42,762	—	42,762	Morgan Stanley & Co. International PLC
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	67,585	—	67,585	Citibank, N.A.
CLP	2,092,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	107,050	—	107,050	Citibank, N.A.
CNH	52,500	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	7,786	(109)	7,895	UBS AG
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(13,476)	3	(13,479)	Citibank, N.A.
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	88,654	—	88,654	Morgan Stanley & Co. International PLC
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	244,462	—	244,462	Morgan Stanley & Co. International PLC
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	70,161	—	70,161	Morgan Stanley & Co. International PLC
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	40,585	—	40,585	Morgan Stanley & Co. International PLC
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	43,849	—	43,849	Morgan Stanley & Co. International PLC
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	47,571	—	47,571	Morgan Stanley & Co. International PLC
COP	13,000,000	03/27/28	6.150%(Q)	1 Day COOIS(2)(Q)	138,117	—	138,117	Citibank, N.A.
COP	7,890,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	58,325	—	58,325	Citibank, N.A.
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	88,707	—	88,707	Morgan Stanley & Co. International PLC
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	64,455	—	64,455	Citibank, N.A.
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	94,217	—	94,217	Deutsche Bank AG

See Notes to Financial Statements.

PGIM Global Total Return Fund	151

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	$170,774	$—	$170,774	Credit Suisse International
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	17,421	—	17,421	JPMorgan Chase Bank, N.A.
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	44,025	—	44,025	Citibank, N.A.
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	23,322	—	23,322	Barclays Bank PLC
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	81,094	—	81,094	Citibank, N.A.
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	40,621	—	40,621	Citibank, N.A.
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	29,093	—	29,093	Citibank, N.A.
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	31,780	—	31,780	BNP Paribas S.A.
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	489,195	—	489,195	JPMorgan Chase Bank, N.A.
ILS	8,050	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	14,593	—	14,593	HSBC Bank USA, N.A.
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	58,354	—	58,354	HSBC Bank USA, N.A.
KRW	1,500,000	08/14/21	2.773%(Q)	3 Month KRW LIBOR(2)(Q)	34,408	—	34,408	HSBC Bank USA, N.A.
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	2,292	—	2,292	JPMorgan Chase Bank, N.A.
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	57,994	(183)	58,177	Morgan Stanley & Co. International PLC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	33,420	—	33,420	Citibank, N.A.
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	(9,728)	(14)	(9,714)	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	32,279	—	32,279	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	(19,278)	—	(19,278)	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	9,123	—	9,123	JPMorgan Chase Bank, N.A.
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	(17,490)	—	(17,490)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

152

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	$9,240	$—	$9,240	Citibank, N.A.
RUB	3,300,000	07/31/19	7.820%(A)	3 Month MosPRIME(2)(Q)	1,773,870	—	1,773,870	JPMorgan Chase Bank, N.A.
SAR	40,000	04/25/24	2.930%(A)	3 Month SAIBOR(1)(Q)	(57,967)	—	(57,967)	Morgan Stanley & Co. International PLC
THB	550,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	12,832	—	12,832	Citibank, N.A.
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	(3,659)	—	(3,659)	Morgan Stanley & Co. International PLC
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	31,399	—	31,399	Citibank, N.A.
TWD	115,500	03/17/21	0.780%(Q)	3 Month TAIBOR(2)(Q)	6,939	—	6,939	Barclays Bank PLC
	21,015	03/25/23	—(5)	—(5)	854	—	854	Citibank, N.A.
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(152,859)	—	(152,859)	Deutsche Bank AG
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(186,466)	—	(186,466)	Deutsche Bank AG
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	166,057	—	166,057	Deutsche Bank AG
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	196,509	—	196,509	Deutsche Bank AG

					$4,651,801	$(303)	$4,652,104

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75 bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.
(4)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 22.38 bps quarterly.
(5)	The Fund pays the floating rate of 1 Week MUNIPSA quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate and Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(56,646)
OTC Swap Agreements	$3,208,100	$(10,705,718)	$23,458,375	$(10,867,444)

See Notes to Financial Statements.

PGIM Global Total Return Fund	153

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$—	$27,450,974
JPMorgan Securities LLC	1,716,000	16,711,432

Total	$1,716,000	$44,162,406

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$201,956,242	$—
Ireland	—	17,094,150	—
Netherlands	—	1,119,250	—
Spain	—	8,850,801	—
United States	—	102,586,016	11,742,645
Bank Loans
United Kingdom	—	165,437	—
United States	—	4,762,942	—
Commercial Mortgage-Backed Securities
United Kingdom	—	655,880	—
United States	—	135,796,339	—
Convertible Bonds
United Arab Emirates	—	6,111,428	—
Corporate Bonds
Australia	—	1,323,357	—
Brazil	—	1,871,660	—
Canada	—	17,665,899	—
China	—	12,921,092	—
Dominican Republic	—	573,750	—
France	—	23,562,138	11,763
Germany	—	15,888,305	—
Hungary	—	417,952	—
Indonesia	—	1,584,863	—

See Notes to Financial Statements.

154

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds (continued)
Israel	$—	$7,264,378	$—
Italy	—	14,053,927	—
Japan	—	5,624,811	—
Kazakhstan	—	1,548,135	—
Luxembourg	—	9,395,985	—
Mexico	—	23,788,213	—
Netherlands	—	18,706,502	—
Peru	—	1,417,312	—
Poland	—	2,784,728	—
Portugal	—	5,796,351	—
Qatar	—	218,243	—
Russia	—	7,774,095	—
Singapore	—	370,690	—
South Africa	—	2,441,218	—
South Korea	—	2,676,058	—
Spain	—	5,084,779	—
Supranational Bank	—	36,325,580	—
Switzerland	—	11,656,979	—
Tunisia	—	719,752	—
United Arab Emirates	—	9,837,936	—
United Kingdom	—	39,828,715	5,314,011
United States	—	226,295,113	—
Municipal Bonds
Puerto Rico	—	365,124	—
Residential Mortgage-Backed Securities
Bermuda	—	17,661,037	—
Cayman Islands	—	701,636	—
United Kingdom	—	12,502,183	—
United States	—	18,981,465	3,500,000
Sovereign Bonds
Albania	—	2,801,254	—
Argentina	—	25,445,322	—
Australia	—	2,377,915	—
Austria	—	4,404,552	—
Belgium	—	8,467,738	—
Brazil	—	39,348,797	—
Bulgaria	—	8,262,883	—
Canada	—	7,989,349	—
Cayman Islands	—	2,182,465	—
Chile	—	811,496	—
China	—	4,142,872	—
Colombia	—	18,942,376	—
Croatia	—	15,735,723	—
Cyprus	—	47,171,725	—
Czech Republic	—	1,358,311	—
Denmark	—	3,488,113	—
Dominican Republic	—	4,136,040	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	155

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Egypt	$—	$2,585,516	$—
Finland	—	739,365	—
Germany	—	581,777	—
Greece	—	52,001,456	—
Guernsey	—	1,925,257	—
Hong Kong	—	2,144,098	—
Hungary	—	23,167,293	—
Iceland	—	7,437,786	—
Indonesia	—	37,643,649	—
Iraq	—	1,725,942	—
Ireland	—	2,924,303	—
Isle of Man	—	8,721,709	—
Israel	—	5,008,802	—
Italy	—	91,020,208	—
Japan	—	34,630,725	—
Jersey	—	167,741	—
Kazakhstan	—	4,404,405	—
Kuwait	—	2,045,121	—
Latvia	—	234,818	—
Lithuania	—	9,605,134	—
Malaysia	—	9,185,582	—
Mexico	—	32,716,027	—
Montenegro	—	1,441,839	—
New Zealand	—	6,719,935	—
North Macedonia	—	4,273,741	—
Norway	—	3,843,232	—
Panama	—	8,837,477	—
Peru	—	19,699,925	—
Poland	—	14,055,441	—
Portugal	—	52,400,745	—
Qatar	—	3,233,646	—
Romania	—	10,530,283	—
Russia	—	1,287,489	—
Saudi Arabia	—	7,953,633	—
Senegal	—	1,545,350	—
Serbia	—	4,864,580	—
Singapore	—	1,135,027	—
Slovenia	—	8,793,262	—
South Africa	—	9,623,354	—
South Korea	—	6,370,707	—
Spain	—	87,379,283	—
Sweden	—	4,282,839	—
Thailand	—	1,540,490	—
Turkey	—	10,898,720	—
Ukraine	—	1,790,663	—
United Arab Emirates	—	13,615,784	—
United Kingdom	—	17,622,521	—

See Notes to Financial Statements.

156

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Uruguay	$—	$3,736,554	$—
U.S. Government Agency Obligations	—	5,448,097	—
U.S. Treasury Obligations	—	29,560,693	—
Common Stock	19,718	—	—
Preferred Stock	108,280	—	—
Affiliated Mutual Funds	46,410,044	—	—
Options Purchased	—	90,485,433	—
Options Written	—	(76,224,461)	—
Other Financial Instruments*
Futures Contracts	5,902,072	—	—
OTC Forward Foreign Currency Exchange Contracts	—	12,717,066	—
OTC Cross Currency Exchange Contracts	—	4,432,118	—
OTC Packaged Credit Default Swap Agreements	—	(549,948)	—
Centrally Cleared Credit Default Swap Agreements	—	(267,518)	—
OTC Credit Default Swap Agreements	—	723,788	18,047
OTC Currency Swap Agreement	—	249,625	—
OTC Forward Rate Agreement	—	—	(56,646)
Centrally Cleared Inflation Swap Agreements	—	59,774	—
Centrally Cleared Interest Rate Swap Agreements	—	10,852,451	—
OTC Interest Rate Swap Agreements	—	4,651,801	—

Total	$52,440,114	$1,956,027,530	$20,529,820

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Bank Loans	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 10/31/18	$12,695,642	$262,834	$144,688	$—
Realized gain (loss)	2,299	(1,362)	—	—
Change in unrealized appreciation (depreciation)	(7,190)	(1,978)	(143,709)	—
Purchases/Exchanges/Issuances	—	—	5,458,969	3,500,000
Sales/Paydowns	(955,865)	(259,592)	—	—
Accrued discount/premium	7,759	98	31	—
Transfers into of Level 3	—	—	10,483	—
Transfers out of Level 3	—	—	(144,688)	—

Balance as of 04/30/19	$11,742,645	$—	$5,325,774	$3,500,000

See Notes to Financial Statements.

PGIM Global Total Return Fund	157

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Asset-Backed Securities	Bank Loans	Corporate Bonds	Residential Mortgage-Backed Securities
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	(7,190)	(1,979)	(144,958)	—

	Options Written	Credit Default Swap Agreements	Forward Rate Agreements
Balance as of 10/31/18	$(4,755)	$8,043	$(271,942)
Realized gain (loss)	21,624	7,744	(239,058)
Change in unrealized appreciation (depreciation)	(16,869)	18,047	(56,646)
Purchases/Exchanges/Issuances	—	—	511,000
Sales/Paydowns	—	(15,787)	—
Accrued discount/premium	—	—	—
Transfers into of Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 04/30/19	$—	$18,047	$(56,646)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	—	18,047	(56,646)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2019	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities	$11,742,645	Market Approach	Single Broker Indicative Quote
Corporate Bonds	5,325,774	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	3,500,000	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	18,047	Market Approach	Single Broker Indicative Quote
Forward Rate Agreements	(56,646)	Model Pricing	Forward Rate Volatility & Convexity Adjustment

	$20,529,820

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$144,688	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

See Notes to Financial Statements.

158

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$10,483	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2019 were as follows:

Sovereign Bonds	41.6%
Collateralized Loan Obligations	11.7
Banks	7.3
Commercial Mortgage-Backed Securities	6.8
Residential Mortgage-Backed Securities	4.9
Options Purchased	4.5
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	2.3
Oil & Gas	2.1
Multi-National	1.8
Telecommunications	1.5
U.S. Treasury Obligations	1.5
Electric	1.3
Media	1.0
Student Loans	1.0
Consumer Loans	1.0
Commercial Services	1.0
Automobiles	0.9
Chemicals	0.7
Insurance	0.7
Pipelines	0.7
Auto Manufacturers	0.7
Transportation	0.6
Pharmaceuticals	0.6
Healthcare-Products	0.6
Diversified Financial Services	0.5
Foods	0.4
Packaging & Containers	0.4
Home Builders	0.4
Retail	0.3
Investment Companies	0.3
Semiconductors	0.3
Healthcare-Services	0.3
U.S. Government Agency Obligations	0.3
Aerospace & Defense	0.2

Other	0.2%
Mining	0.2
Auto Parts & Equipment	0.2
Real Estate Investment Trusts (REITs)	0.2
Biotechnology	0.2
Software	0.2
Computers	0.2
Entertainment	0.2
Agriculture	0.2
Electrical Components & Equipment	0.2
Home Equity Loans	0.1
Engineering & Construction	0.1
Miscellaneous Manufacturing	0.1
Oil & Gas Services	0.1
Building Materials	0.1
Home Furnishings	0.1
Apparel	0.1
Housewares	0.1
Household Products/Wares	0.0	*
Electronics	0.0	*
Lodging	0.0	*
Office/Business Equipment	0.0	*
Municipal Bonds	0.0	*
Airlines	0.0	*
Leisure Time	0.0	*
Forest Products & Paper	0.0	*
Oil, Gas & Consumable Fuels	0.0	*

	103.0
Options Written	(3.8)
Other assets in excess of liabilities	0.8

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Global Total Return Fund	159

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$83,891	*	Due from/to broker—variation margin swaps	$351,409	*
Credit contracts	Premiums paid for OTC swap agreements	3,208,097		Premiums received for OTC swap agreements	10,705,412
Credit contracts	Unaffiliated investments	616,803		Options written outstanding, at value	485,696
Credit contracts	Unrealized appreciation on OTC swap agreements	18,095,734		Unrealized depreciation on OTC swap agreements	10,406,532
Foreign exchange contracts	Unaffiliated investments	89,155,438		Options written outstanding, at value	75,738,765
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	7,934,728		Unrealized depreciation on OTC cross currency exchange contracts	3,502,610
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	42,837,419		Unrealized depreciation on OTC forward foreign currency exchange contracts	30,120,353
Interest rate contracts	Due from/to broker—variation margin futures	11,730,004	*	Due from/to broker—variation margin futures	5,827,932	*
Interest rate contracts	Due from/to broker—variation margin swaps	38,606,698	*	Due from/to broker—variation margin swaps	27,694,473	*
Interest rate contracts	Premiums paid for OTC swap agreements	3		Premiums received for OTC swap agreements	306
Interest rate contracts	Unaffiliated investments	713,192		—	—
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	56,646
Interest rate contracts	Unrealized appreciation on OTC swap agreements	5,362,641		Unrealized depreciation on OTC swap agreements	460,912

		$218,344,648			$165,351,046

See Notes to Financial Statements.

160

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(219,649)	$627,232	$—	$—	$—	$5,456,953
Foreign exchange contracts	(5,008,183)	4,326,669	—	1,234,030	—	—
Interest rate contracts	(245,116)	30,882	17,028,059	—	(140,250)	13,820,523

Total	$(5,472,948)	$4,984,783	$17,028,059	$1,234,030	$(140,250)	$19,277,476

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(1,286,618)	$1,102,549	$—	$—	$—	$3,104,377
Foreign exchange contracts	(30,783,810)	33,467,237	—	(5,403,122)	—	—
Interest rate contracts	315,772	98,355	22,246,260	—	215,296	(11,274,770)

Total	$(31,754,656)	$34,668,141	$22,246,260	$(5,403,122)	$215,296	$(8,170,393)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$104,043,590	$3,469,429,568	$1,466,405,900	$1,167,791,371	$1,307,477,281

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Forward Rate Agreements(2)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$1,289,508,786	$152,581,194	$173,066,667	$65,024,016	$4,087,894,946

See Notes to Financial Statements.

PGIM Global Total Return Fund	161

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)
$280,327,975	$568,051,151	$2,302,667

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$31,299,976	$(31,299,976)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$5,022,874	$(2,427,193)	$2,595,681	$(2,326,444)	$269,237
Barclays Bank PLC	6,668,040	(6,828,737)	(160,697)	—	(160,697)
BNP Paribas S.A.	15,253,133	(18,981,951)	(3,728,818)	3,634,852	(93,966)
Citibank, N.A.	27,385,178	(22,071,831)	5,313,347	(4,010,000)	1,303,347
Citigroup Global Markets, Inc.	—	(56,646)	(56,646)	—	(56,646)
Credit Suisse International	170,774	(8,310)	162,464	—	162,464
Deutsche Bank AG	29,065,606	(21,528,828)	7,536,778	(7,536,778)	—
Goldman Sachs International	22,508,423	(20,618,373)	1,890,050	—	1,890,050
HSBC Bank USA, N.A.	3,408,098	(2,327,658)	1,080,440	(826,765)	253,675
JPMorgan Chase Bank, N.A.	9,440,353	(4,655,639)	4,784,714	(4,784,714)	—

See Notes to Financial Statements.

162

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
JPMorgan Securities LLC	$120,829	$(28,411)	$92,418	$—	$92,418
Morgan Stanley & Co. International PLC	47,784,884	(31,582,501)	16,202,383	(14,613,848)	1,588,535
The Toronto-Dominion Bank	141,711	(23,972)	117,739	—	117,739
UBS AG	954,152	(337,182)	616,970	(616,970)	—

	$167,924,055	$(131,477,232)	$36,446,823	$(31,080,667)	$5,366,156

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return Fund	163

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $31,299,976:
Unaffiliated investments (cost $2,075,187,940)	$2,020,079,251
Affiliated investments (cost $46,400,645)	46,410,044
Cash	3,017,190
Foreign currency, at value (cost $5,028,214)	5,038,896
Unrealized appreciation on OTC forward foreign currency exchange contracts	42,837,419
Unrealized appreciation on OTC swap agreements	23,458,375
Dividends and interest receivable	19,281,391
Receivable for Fund shares sold	13,549,291
Unrealized appreciation on OTC cross currency exchange contracts	7,934,728
Receivable for investments sold	7,623,209
Premiums paid for OTC swap agreements	3,208,100
Due from broker—variation margin futures	2,754,685
Deposit with broker for centrally cleared/exchange-traded derivatives	1,716,000
Prepaid expenses	4,696

Total Assets	2,196,913,275

Liabilities
Options written outstanding, at value (proceeds received $109,567,894)	76,224,461
Payable to broker for collateral for securities on loan	32,102,918
Unrealized depreciation on OTC forward foreign currency exchange contracts	30,120,353
Payable for investments purchased	21,047,925
Unrealized depreciation on OTC swap agreements	10,867,444
Premiums received for OTC swap agreements	10,705,718
Payable for Fund shares reacquired	4,134,228
Unrealized depreciation on OTC cross currency exchange contracts	3,502,610
Due to broker—variation margin swaps	1,017,627
Management fee payable	745,868
Accrued expenses and other liabilities	512,773
Dividends payable	324,329
Distribution fee payable	65,758
Unrealized depreciation on OTC forward rate agreements	56,646
Affiliated transfer agent fee payable	29,451

Total Liabilities	191,458,109

Net Assets	$2,005,455,166

Net assets were comprised of:
Common stock, at par	$2,984,097
Paid-in capital in excess of par	1,998,657,384
Total distributable earnings (loss)	3,813,685

Net assets, April 30, 2019	$2,005,455,166

See Notes to Financial Statements.

164

Class A
Net asset value and redemption price per share,
($180,738,229 ÷ 27,099,072 shares of common stock issued and outstanding)	$6.67
Maximum sales charge (4.50% of offering price)	0.31

Maximum offering price to public	$6.98

Class B
Net asset value, offering price and redemption price per share,
($1,444,219 ÷ 216,673 shares of common stock issued and outstanding)	$6.67

Class C
Net asset value, offering price and redemption price per share,
($32,921,051 ÷ 4,945,385 shares of common stock issued and outstanding)	$6.66

Class Z
Net asset value, offering price and redemption price per share,
($838,926,411 ÷ 125,118,999 shares of common stock issued and outstanding)	$6.71

Class R2
Net asset value, offering price and redemption price per share,
($23,251 ÷ 3,444 shares of common stock issued and outstanding)	$6.75

Class R4
Net asset value, offering price and redemption price per share,
($658,333 ÷ 97,441 shares of common stock issued and outstanding)	$6.76

Class R6
Net asset value, offering price and redemption price per share,
($950,743,672 ÷ 140,928,735 shares of common stock issued and outstanding)	$6.75

See Notes to Financial Statements.

PGIM Global Total Return Fund	165

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Interest income	$28,987,293
Affiliated dividend income	554,198
Income from securities lending, net (including affiliated income of $24,674)	32,826
Unaffiliated dividend income (net of $125 foreign withholding tax)	5,300

Total income	29,579,617

Expenses
Management fee	4,516,445
Distribution fee(a)	403,292
Shareholder servicing fees(a)	262
Transfer agent’s fees and expenses (including affiliated expense of $72,410)(a)	696,416
Custodian and accounting fees	249,332
Registration fees(a)	132,472
Shareholders’ reports	105,676
Audit fee	33,716
SEC registration fees	24,928
Directors’ fees	22,617
Legal fees and expenses	13,559
Miscellaneous	20,667

Total expenses	6,219,382
Less: Fee waiver and/or expense reimbursement(a)	(407,887)

Net expenses	5,811,495

Net investment income (loss)	23,768,122

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(572))	(8,308,167)
Futures transactions	17,028,059
Forward rate agreement transactions	(140,250)
Forward and cross currency contract transactions	1,234,030
Options written transactions	4,984,783
Swap agreement transactions	19,277,476
Foreign currency transactions	(5,260,821)

28,815,110

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7,718)	20,491,895
Futures	22,246,260
Forward rate agreements	215,296
Forward and cross currency contracts	(5,403,122)
Options written	34,668,141
Swap agreements	(8,170,393)
Foreign currencies	625,370

64,673,447

Net gain (loss) on investment and foreign currency transactions	93,488,557

See Notes to Financial Statements.

166

Net Increase (Decrease) In Net Assets Resulting From Operations	$117,256,679

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	225,242	9,146	168,879	—	25	—	—
Shareholder servicing fees	—	—	—	—	10	252	—
Transfer agent’s fees and expenses	188,835	2,904	19,863	477,594	77	129	7,014
Registration fees	12,558	8,154	8,493	57,869	7,661	7,662	30,075
Fee waiver and/or expense reimbursement	(133,644)	(10,372)	(15,795)	(233,010)	(7,721)	(7,345)	—

See Notes to Financial Statements.

PGIM Global Total Return Fund	167

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,768,122	$35,170,559
Net realized gain (loss) on investment and foreign currency transactions	28,815,110	(14,370,524)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	64,673,447	(78,618,439)

Net increase (decrease) in net assets resulting from operations	117,256,679	(57,818,404)

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,222,932)	(6,137,953)
Class B	(25,847)	(71,940)
Class C	(478,442)	(917,726)
Class Z	(14,878,695)	(22,966,009)
Class R2	(331)	(255)
Class R4	(9,130)	(1,015)
Class R6	(15,594,805)	(22,571,586)

	(34,210,182)	(52,666,484)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	506,212,121	1,290,833,238
Net asset value of shares issued in reinvestment of dividends and distributions	32,231,223	48,731,606
Cost of shares reacquired	(364,928,035)	(540,533,576)

Net increase (decrease) in net assets from Fund share transactions	173,515,309	799,031,268

Total increase (decrease)	256,561,806	688,546,380

Net Assets:
Beginning of period	1,748,893,360	1,060,346,980

End of period	$2,005,455,166	$1,748,893,360

See Notes to Financial Statements.

168

Notes to Financial Statements (unaudited)

Prudential Global Total Return Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of two funds: PGIM Global Total Return (USD Hedged) Fund and PGIM Global Total Return Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Global Total Return Fund (the “Fund”).

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Global Total Return Fund	169

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

170

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

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Notes to Financial Statements (unaudited) (continued)

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

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Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment

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Notes to Financial Statements (unaudited) (continued)

transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund

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since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invests in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

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Notes to Financial Statements (unaudited) (continued)

payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a

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buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC

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Notes to Financial Statements (unaudited) (continued)

derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

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Payment-In-Kind: The Fund invests in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

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Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the

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services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.88% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class B shares, 1.63% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares, 1.08% of average daily net assets for Class R2 shares, 0.83% of average daily net assets for Class R4 shares, and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A Class B, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 1% and 0.25% of the average daily net assets of the Class A, Class B, Class C and Class R2 shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or

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Notes to Financial Statements (unaudited) (continued)

third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2019, PIMS received $189,835 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $538 and $2,161 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend

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income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $420,808,513 and $243,513,434, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$4,343,643	$293,867,621	$283,988,199	$—	$—	$14,223,065	14,223,065	$554,198
PGIM Institutional Money Market Fund*
28,961,591	73,471,417	70,253,175	7,718	(572)	32,186,979	32,177,326	24,674	**

$33,305,234	$367,339,038	$354,241,374	$7,718	$(572)	$46,410,044		$578,872

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$2,006,360,848

Gross Unrealized Appreciation	207,581,118
Gross Unrealized Depreciation	(184,944,502)

Net Unrealized Appreciation	$22,636,616

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2018 of approximately $28,507,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is

PGIM Global Total Return Fund	183

Notes to Financial Statements (unaudited) (continued)

required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of common stock, at $0.01 par value per share, authorized and divided into eight classes, designated Class A, Class B, Class C, Class Z, Class R2, Class R4, Class R6 and Class T, each of which consists of 200 million, 50 million, 320 million, 650 million, 90 million, 90 million, 475 million and 125 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,512 Class R2 shares and 1,517 Class R4 shares of the Fund. At reporting period end, five shareholders of record, each holding greater than 5% of the Fund, held 66% of the Fund’s outstanding shares.

184

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	3,011,848	$19,682,472
Shares issued in reinvestment of dividends and distributions	443,416	2,915,212
Shares reacquired	(4,883,414)	(31,863,624)

Net increase (decrease) in shares outstanding before conversion	(1,428,150)	(9,265,940)
Shares issued upon conversion from other share class(es)	503,852	3,333,284
Shares reacquired upon conversion into other share class(es)	(899,171)	(5,953,573)

Net increase (decrease) in shares outstanding	(1,823,469)	$(11,886,229)

Year ended October 31, 2018:
Shares sold	10,889,230	$73,367,027
Shares issued in reinvestment of dividends and distributions	834,881	5,561,624
Shares reacquired	(6,967,781)	(46,330,288)

Net increase (decrease) in shares outstanding before conversion	4,756,330	32,598,363
Shares issued upon conversion from other share class(es)	556,745	3,674,264
Shares reacquired upon conversion into other share class(es)	(2,290,951)	(15,493,924)

Net increase (decrease) in shares outstanding	3,022,124	$20,778,703

Class B
Six months ended April 30, 2019:
Shares sold	1,690	$10,916
Shares issued in reinvestment of dividends and distributions	3,200	20,997
Shares reacquired	(36,241)	(237,445)

Net increase (decrease) in shares outstanding before conversion	(31,351)	(205,532)
Shares reacquired upon conversion into other share class(es)	(92,935)	(606,112)

Net increase (decrease) in shares outstanding	(124,286)	$(811,644)

Year ended October 31, 2018:
Shares sold	37,578	$257,275
Shares issued in reinvestment of dividends and distributions	8,772	58,565
Shares reacquired	(85,878)	(571,206)

Net increase (decrease) in shares outstanding before conversion	(39,528)	(255,366)
Shares reacquired upon conversion into other share class(es)	(95,908)	(633,247)

Net increase (decrease) in shares outstanding	(135,436)	$(888,613)

Class C
Six months ended April 30, 2019:
Shares sold	495,336	$3,232,642
Shares issued in reinvestment of dividends and distributions	65,779	431,704
Shares reacquired	(838,501)	(5,446,144)

Net increase (decrease) in shares outstanding before conversion	(277,386)	(1,781,798)
Shares reacquired upon conversion into other share class(es)	(270,161)	(1,786,587)

Net increase (decrease) in shares outstanding	(547,547)	$(3,568,385)

Year ended October 31, 2018:
Shares sold	2,294,887	$15,542,300
Shares issued in reinvestment of dividends and distributions	121,101	804,239
Shares reacquired	(1,378,941)	(9,141,921)

Net increase (decrease) in shares outstanding before conversion	1,037,047	7,204,618
Shares reacquired upon conversion into other share class(es)	(224,152)	(1,509,290)

Net increase (decrease) in shares outstanding	812,895	$5,695,328

PGIM Global Total Return Fund	185

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2019:
Shares sold	33,907,269	$223,063,046
Shares issued in reinvestment of dividends and distributions	2,006,495	13,276,998
Shares reacquired	(31,089,220)	(203,493,382)

Net increase (decrease) in shares outstanding before conversion	4,824,544	32,846,662
Shares issued upon conversion from other share class(es)	972,271	6,469,436
Shares reacquired upon conversion into other share class(es)	(324,492)	(2,155,701)

Net increase (decrease) in shares outstanding	5,472,323	$37,160,397

Year ended October 31, 2018:
Shares sold	103,397,910	$701,748,505
Shares issued in reinvestment of dividends and distributions	2,967,604	19,758,448
Shares reacquired	(45,990,012)	(305,303,771)

Net increase (decrease) in shares outstanding before conversion	60,375,502	416,203,182
Shares issued upon conversion from other share class(es)	2,449,265	16,637,716
Shares reacquired upon conversion into other share class(es)	(736,644)	(4,882,979)

Net increase (decrease) in shares outstanding	62,088,123	$427,957,919

Class R2
Six months ended April 30, 2019:
Shares sold	3,454	$22,875
Shares issued in reinvestment of dividends and distributions	49	331
Shares reacquired	(1,668)	(11,100)

Net increase (decrease) in shares outstanding	1,835	$12,106

Period ended October 31, 2018*:
Shares sold	1,571	$10,785
Shares issued in reinvestment of dividends and distributions	38	255

Net increase (decrease) in shares outstanding	1,609	$11,040

Class R4
Six months ended April 30, 2019:
Shares sold	85,941	$562,339
Shares issued in reinvestment of dividends and distributions	1,362	9,129
Shares reacquired	(9,567)	(63,442)

Net increase (decrease) in shares outstanding	77,736	$508,026

Period ended October 31, 2018*:
Shares sold	19,550	$129,371
Shares issued in reinvestment of dividends and distributions	155	1,015

Net increase (decrease) in shares outstanding	19,705	$130,386

186

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	38,961,087	$259,637,831
Shares issued in reinvestment of dividends and distributions	2,338,892	15,576,852
Shares reacquired	(18,775,490)	(123,812,898)

Net increase (decrease) in shares outstanding before conversion	22,524,489	151,401,785
Shares issued upon conversion from other share class(es)	108,090	718,779
Shares reacquired upon conversion into other share class(es)	(2,905)	(19,526)

Net increase (decrease) in shares outstanding	22,629,674	$152,101,038

Year ended October 31, 2018:
Shares sold	73,698,438	$499,777,975
Shares issued in reinvestment of dividends and distributions	3,356,092	22,547,460
Shares reacquired	(26,619,916)	(179,186,390)

Net increase (decrease) in shares outstanding before conversion	50,434,614	343,139,045
Shares issued upon conversion from other share class(es)	363,933	2,442,152
Shares reacquired upon conversion into other share class(es)	(34,169)	(234,692)

Net increase (decrease) in shares outstanding	50,764,378	$345,346,505

*	Commencement of offering was December 27, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2019. The average daily balance for the 7 days that the Fund had loans outstanding during the period was approximately $3,913,286, borrowed at a weighted average interest rate of 3.58%. The maximum loan outstanding amount during the period was $6,039,000. At April 30, 2019, the Fund did not have an outstanding loan amount.

PGIM Global Total Return Fund	187

Notes to Financial Statements (unaudited) (continued)

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest

188

rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk: Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

PGIM Global Total Return Fund	189

Notes to Financial Statements (unaudited) (continued)

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

190

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.36		$6.75	$6.64	$6.45	$6.88	$6.92
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.14	0.14	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.35		(0.31)	0.19	0.25	(0.37)	0.06
Total from investment operations	0.43		(0.17)	0.33	0.42	(0.20)	0.25
Less Dividends and Distributions:
Dividends from net investment income*	(0.12)		(0.22)	(0.13)	(0.12)	(0.04)	(0.15)
Tax return of capital distributions	-		-	(0.05)	(0.03)	(0.19)	(0.14)
Distributions from net realized gains	-		-	(0.04)	(0.08)	-	-
Total dividends and distributions	(0.12)		(0.22)	(0.22)	(0.23)	(0.23)	(0.29)
Net asset value, end of period	$6.67		$6.36	$6.75	$6.64	$6.45	$6.88
Total Return(b):	6.58%		(2.65)%	5.12%	6.60%	(2.90)%	3.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$180,738		$184,064	$174,732	$202,770	$157,404	$190,394
Average net assets (000)	$181,685		$187,975	$175,014	$169,299	$175,942	$163,155
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.88%	(f)	0.88%	0.88%	0.97%	1.05%	1.25%
Expenses before waivers and/or expense reimbursement	1.03%	(f)	1.02%	0.99%	1.14%	1.24%	1.30%
Net investment income (loss)	2.47%	(f)	2.11%	2.12%	2.57%	2.50%	2.79%
Portfolio turnover rate(g)	16%		40%	75%	86%	95%	65%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund	191

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.36		$6.74	$6.64	$6.44	$6.88	$6.92
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.09	0.09	0.12	0.12	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.34		(0.30)	0.18	0.26	(0.38)	0.06
Total from investment operations	0.40		(0.21)	0.27	0.38	(0.26)	0.20
Less Dividends and Distributions:
Dividends from net investment income*	(0.09)		(0.17)	(0.10)	(0.08)	(0.03)	(0.10)
Tax return of capital distributions	-		-	(0.03)	(0.02)	(0.15)	(0.14)
Distributions from net realized gains	-		-	(0.04)	(0.08)	-	-
Total dividends and distributions	(0.09)		(0.17)	(0.17)	(0.18)	(0.18)	(0.24)
Net asset value, end of period	$6.67		$6.36	$6.74	$6.64	$6.44	$6.88
Total Return(b):	6.19%		(3.23)%	4.20%	5.99%	(3.75)%	2.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,444		$2,168	$3,212	$4,202	$4,660	$6,548
Average net assets (000)	$1,844		$2,885	$3,559	$4,457	$5,469	$6,790
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.63%	(e)	1.63%	1.63%	1.72%	1.80%	2.00%
Expenses before waivers and/or expense reimbursement	2.76%	(e)	2.37%	1.74%	1.89%	1.97%	2.00%
Net investment income (loss)	1.78%	(e)	1.34%	1.39%	1.85%	1.77%	2.05%
Portfolio turnover rate(f)	16%		40%	75%	86%	95%	65%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

192

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.35		$6.73	$6.63	$6.44	$6.86	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.09	0.09	0.12	0.12	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.34		(0.30)	0.18	0.25	(0.36)	0.06
Total from investment operations	0.40		(0.21)	0.27	0.37	(0.24)	0.20
Less Dividends and Distributions:
Dividends from net investment income*	(0.09)		(0.17)	(0.10)	(0.08)	(0.03)	(0.10)
Tax return of capital distributions	-		-	(0.03)	(0.02)	(0.15)	(0.14)
Distributions from net realized gains	-		-	(0.04)	(0.08)	-	-
Total dividends and distributions	(0.09)		(0.17)	(0.17)	(0.18)	(0.18)	(0.24)
Net asset value, end of period	$6.66		$6.35	$6.73	$6.63	$6.44	$6.86
Total Return(b):	6.20%		(3.24)%	4.19%	5.82%	(3.48)%	2.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,921		$34,889	$31,509	$35,848	$29,427	$34,691
Average net assets (000)	$34,055		$36,335	$31,191	$30,873	$33,144	$30,378
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.63%	(e)	1.63%	1.63%	1.72%	1.80%	2.00%
Expenses before waivers and/or expense reimbursement	1.72%	(e)	1.73%	1.74%	1.89%	1.97%	2.00%
Net investment income (loss)	1.71%	(e)	1.37%	1.39%	1.83%	1.76%	2.05%
Portfolio turnover rate(f)	16%		40%	75%	86%	95%	65%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund	193

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.40		$6.78	$6.67	$6.47	$6.90	$6.94
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.16	0.15	0.18	0.18	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.34		(0.31)	0.20	0.27	(0.36)	0.06
Total from investment operations	0.43		(0.15)	0.35	0.45	(0.18)	0.27
Less Dividends and Distributions:
Dividends from net investment income*	(0.12)		(0.23)	(0.15)	(0.14)	(0.05)	(0.17)
Tax return of capital distributions	-		-	(0.05)	(0.03)	(0.20)	(0.14)
Distributions from net realized gains	-		-	(0.04)	(0.08)	-	-
Total dividends and distributions	(0.12)		(0.23)	(0.24)	(0.25)	(0.25)	(0.31)
Net asset value, end of period	$6.71		$6.40	$6.78	$6.67	$6.47	$6.90
Total Return(b):	6.67%		(2.25)%	5.35%	7.00%	(2.66)%	3.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$838,926		$765,708	$390,194	$303,960	$115,119	$119,628
Average net assets (000)	$788,008		$648,173	$340,627	$153,146	$129,045	$71,247
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.63%	(e)	0.63%	0.63%	0.72%	0.80%	1.00%
Expenses before waivers and/or expense reimbursement	0.69%	(e)	0.71%	0.74%	0.89%	0.96%	1.00%
Net investment income (loss)	2.64%	(e)	2.39%	2.35%	2.77%	2.73%	3.00%
Portfolio turnover rate(f)	16%		40%	75%	86%	95%	65%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

194

Class R2 Shares
	Six Months Ended April 30, 2019		December 27, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.44		$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.35		(0.38)
Total from investment operations	0.42		(0.29)
Less Dividends and Distributions:
Dividends from net investment income*	(0.11)		(0.17)
Net asset value, end of period	$6.75		$6.44
Total Return(c):	6.55%		(4.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23		$10
Average net assets (000)	$20		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08%	(e)	1.08%	(e)
Expenses before waivers and/or expense reimbursement	80.37%	(e)	236.32%	(e)
Net investment income (loss)	2.18%	(e)	1.67%	(e)
Portfolio turnover rate(f)	16%		40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund	195

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30, 2019		December 27, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.45		$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.36		(0.38)
Total from investment operations	0.43		(0.26)
Less Dividends and Distributions:
Dividends from net investment income*	(0.12)		(0.19)
Net asset value, end of period	$6.76		$6.45
Total Return(c):	6.52%		(3.88)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$658		$127
Average net assets (000)	$507		$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.83%	(e)	0.83%	(e)
Expenses before waivers and/or expense reimbursement	3.75%	(e)	70.94%	(e)
Net investment income (loss)	2.05%	(e)	2.23%	(e)
Portfolio turnover rate(f)	16%		40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

196

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.44		$6.82	$6.72	$6.53	$6.97	$6.94
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.16	0.16	0.19	0.17	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.35		(0.30)	0.18	0.26	(0.36)	0.12
Total from investment operations	0.44		(0.14)	0.34	0.45	(0.19)	0.35
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)		(0.24)	(0.15)	(0.15)	(0.05)	(0.18)
Tax return of capital distributions	-		-	(0.05)	(0.03)	(0.20)	(0.14)
Distributions from net realized gains	-		-	(0.04)	(0.08)	-	-
Total dividends and distributions	(0.13)		(0.24)	(0.24)	(0.26)	(0.25)	(0.32)
Net asset value, end of period	$6.75		$6.44	$6.82	$6.72	$6.53	$6.97
Total Return(b):	6.67%		(2.19)%	5.21%	6.90%	(2.71)%	5.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$950,744		$761,927	$460,700	$61,713	$27,141	$869
Average net assets (000)	$815,400		$636,670	$271,620	$40,135	$19,157	$295
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.56%	(e)	0.58%	0.58%	0.59%	0.72%	0.87%
Expenses before waivers and/or expense reimbursement	0.56%	(e)	0.58%	0.59%	0.76%	0.82%	0.87%
Net investment income (loss)	2.70%	(e)	2.39%	2.33%	2.86%	2.64%	3.24%
Portfolio turnover rate(f)	16%		40%	75%	86%	95%	65%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund	197

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN FUND

SHARE CLASS	A	B	C	Z	R2	R4	R6
NASDAQ	GTRAX	PBTRX	PCTRX	PZTRX	PGTOX	PGTSX	PGTQX
CUSIP	74439A103	74439A202	74439A301	74439A400	74439A863	74439A855	74439A509

MF169E2

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Global Total Return (USD Hedged) Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Total Return (USD Hedged) Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return (USD Hedged) Fund

June 14, 2019

PGIM Global Total Return (USD Hedged) Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	7.34	0.76	–0.07 (12/12/17)
Class C	6.95	3.73	2.55 (12/12/17)
Class Z	7.47	5.77	3.57 (12/12/17)
Class R6	7.51	5.83	3.62 (12/12/17)
Bloomberg Barclays Global Aggregate (USD Hedged) Index
	5.05	5.39	3.58
Lipper Global Income Funds Average
	4.44	1.82	1.24

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

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Benchmark Definitions

Bloomberg Barclays Global Aggregate (USD Hedged) Index—The Bloomberg Barclays Global Aggregate (USD Hedged) Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. Returns for the index are hedged to the US Dollar.

Lipper Global Income Funds Average—The Lipper Global Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Income Funds universe. Funds in the Lipper Average invest primarily in US dollar and non-US dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.40	2.19	–6.27
Class C	0.36	1.54	–73.01
Class Z	0.41	2.54	–2.10
Class R6	0.41	2.60	1.72

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Global Total Return (USD Hedged) Fund	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/19 (%)
AAA	25.9
AA	9.5
A	20.5
BBB	26.8
BB	7.5
B	4.3
CCC	0.4
Not Rated	4.0
Cash/Cash Equivalents	1.1
Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Global Total Return (USD Hedged) Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return (USD Hedged) Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,073.40	0.88%	$4.52
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class C	Actual	$1,000.00	$1,069.50	1.63%	$8.36
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class Z	Actual	$1,000.00	$1,074.70	0.63%	$3.24
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Class R6	Actual	$1,000.00	$1,075.10	0.58%	$2.98
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.7%

ASSET-BACKED SECURITIES 18.7%

Cayman Islands 12.7%
Bain Capital Credit CLO, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.552	%(c)	04/23/31	250	$245,698
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.938	(c)	01/17/28	250	243,931
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.558	(c)	04/17/31	250	246,404
Cent CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.613	(c)	04/30/31	250	246,621
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.607	(c)	04/15/31	250	246,251
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.616	(c)	04/26/31	250	245,904
MidOcean Credit CLO, Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.794	(c)	02/20/31	250	247,535
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.294	(c)	02/20/31	250	245,419
OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.338	(c)	04/17/31	250	246,908
Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.828	(c)	01/17/30	250	249,193
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300%	3.892	(c)	07/20/27	250	244,188
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	4.097	(c)	04/15/29	250	246,954

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)
Venture CLO Ltd., Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	4.012	%(c)	10/20/28		250	$250,394
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.550	(c)	04/25/31		250	245,765

						3,451,165

Ireland 2.1%
Arbour CLO Ltd., Series 2018-03A, Class B1R, 144A	1.920	(cc)	03/15/29	EUR	250	279,997
Armada Euro CLO, Series 2018-02A, Class A3, 144A	1.500	(cc)	11/15/31	EUR	250	280,053

						560,050

Spain 0.6%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	03/16/23	EUR	133	148,754

United States 3.3%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.753	(c)	05/17/31		250	245,466
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960		10/13/30		100	106,632
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630		09/14/27		100	101,098
Oportun Funding LLC, Series 2018-A, Class A, 144A	3.610		03/08/24		250	250,569
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.327	(c)	02/25/23		100	100,189
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.127	(c)	08/25/25		100	100,311

						904,265

TOTAL ASSET-BACKED SECURITIES (cost $5,165,828)						5,064,234

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.1%

United States
BANK, Series 2018-BN10, Class A4	3.428%		02/15/61		250	$254,451
Benchmark Mortgage Trust,
Series 2018-B01, Class A3	3.355		01/15/51		175	177,402
Series 2018-B02, Class A3	3.544		02/15/51		200	204,808
Series 2018-B03, Class A3	3.746		04/10/51		125	129,385
Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744		03/10/51		150	156,053
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.800	(cc)	11/25/25		4,615	166,516
GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727		03/10/51		125	129,679
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A3	3.418		12/15/50		750	757,983
Series 2018-C08, Class A3	3.720		02/15/51		250	258,024
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684		10/15/49		250	242,571

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,451,406)						2,476,872

CORPORATE BONDS 27.6%

Canada 1.1%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500		12/01/24		25	25,417
Sr. Unsec’d. Notes, 144A	7.500		03/15/25		25	25,094
Sr. Unsec’d. Notes, 144A	7.875		04/15/27		15	15,094
Hydro-Quebec, Local Gov’t. Gtd. Notes	9.375		04/15/30		150	231,629

						297,234

China 0.8%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750		06/14/22	EUR	100	114,006
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes	1.000		04/28/22	EUR	100	114,021

						228,027

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France 1.4%
Credit Agricole Assurances SA, Sub. Notes	4.250	%(ff)	—	(rr)	EUR	100	$120,962
Societe Generale SA, Sr. Unsec’d. Notes, 144A, MTN	3.875		03/28/24			255	257,700

							378,662

Germany 1.8%
Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800		09/27/27		AUD	100	75,615
Deutsche Bank AG, Sr. Unsec’d. Notes	4.250		02/04/21			200	200,594
Takko Luxembourg SCA, Sr. Sec’d. Notes, EMTN	5.375		11/15/23		EUR	100	93,373
Volkswagen International Finance NV, Gtd. Notes	2.700	(ff)	—	(rr)	EUR	100	112,000

							481,582

Italy 1.6%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500	(ff)	10/27/47		EUR	100	126,188
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375		01/12/23			200	196,564
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750		10/30/25		EUR	100	120,964

							443,716

Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638		06/20/22		CHF	50	51,604

Mexico 1.2%
Petroleos Mexicanos, Gtd. Notes	3.625		11/24/25		EUR	300	329,954

Netherlands 0.6%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, MTN	3.400		07/22/25		AUD	200	151,049

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Peru 0.7%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963	%(s)	06/02/25		228	$200,719

Russia 0.5%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250		04/06/24	GBP	100	135,095

Spain 0.4%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875		01/28/25	EUR	100	120,441

Supranational Bank 0.5%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500		09/21/21	NZD	200	128,149

Switzerland 0.8%
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	4.125		09/24/25		200	207,292

United Arab Emirates 0.5%
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800		06/01/21	CNH	1,000	150,373

United Kingdom 2.9%
Barclays PLC, Sr. Unsec’d. Notes	3.932	(cc)	05/07/25		200	200,000
CPUK Finance Ltd., Sec’d. Notes	4.875		02/28/47	GBP	100	131,017
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	1.375		07/26/24	EUR	100	113,944
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes	3.875		09/12/23		200	201,828
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.095	(c)	03/15/22	GBP	100	131,051

						777,840

United States 12.6%
Altria Group, Inc., Gtd. Notes	3.125		06/15/31	EUR	100	117,577

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
American International Group, Inc., Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	100	$115,106
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	11/01/26		25	24,375
AT&T, Inc., Sr. Unsec’d. Notes	4.850	03/01/39		100	102,275
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		10	10,894
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	5.750	08/15/27		5	5,210
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		50	52,250
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		55	54,975
Gtd. Notes, 144A	3.125	10/15/22		45	44,763
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/28		75	74,906
Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		100	98,989
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23		50	48,687
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24		25	26,906
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500	06/01/26		50	52,312
Discovery Communications LLC, Gtd. Notes	4.900	03/11/26		100	106,361
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		75	67,125
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	100	115,400
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		25	26,000
General Motors Financial Co., Inc., Gtd. Notes	3.850	01/05/28		100	95,543
Goldman Sachs Group, Inc. (The), Sub. Notes	4.750	10/12/21	EUR	150	185,394
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		25	26,500

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.702	%(ff)	05/06/30		65	$65,142
Kinder Morgan, Inc., Gtd. Notes	4.300		03/01/28		200	206,962
Kraft Heinz Foods Co., Gtd. Notes	3.000		06/01/26		100	94,319
Liberty Mutual Group, Inc., Gtd. Notes	2.750		05/04/26	EUR	100	122,040
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349		09/21/26	EUR	100	114,302
Medtronic Global Holdings SCA, Gtd. Notes	1.125		03/07/27	EUR	100	115,423
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	1.342	(ff)	10/23/26	EUR	100	114,646
Sub. Notes, GMTN	4.350		09/08/26		100	103,781
MPLX LP, Sr. Unsec’d. Notes	4.000		03/15/28		25	25,029
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125		07/15/23		15	15,112
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200		04/01/26		100	95,163
NRG Energy, Inc., Gtd. Notes	5.750		01/15/28		53	56,125
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500		11/01/23		50	50,250
Scientific Games International, Inc., Gtd. Notes	6.625		05/15/21		50	50,500
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200		09/23/26		25	24,331
Sprint Capital Corp., Gtd. Notes	8.750		03/15/32		50	52,500
Stryker Corp., Sr. Unsec’d. Notes	2.625		11/30/30	EUR	100	128,105
Tenet Healthcare Corp., Sec’d. Notes, 144A	6.250		02/01/27		25	26,062
United Rentals North America, Inc.,
Gtd. Notes	5.250		01/15/30		10	10,050
Gtd. Notes	5.500		05/15/27		100	103,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250		04/08/30	EUR	100	112,329
William Lyon Homes, Inc., Gtd. Notes	6.000		09/01/23		50	49,500

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.600%		03/15/22		100	$101,508
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414		12/13/22	EUR	100	116,110

						3,403,837

TOTAL CORPORATE BONDS (cost $7,561,825)						7,485,574

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.8%

Bermuda 0.6%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.077	(c)	04/25/28		167	167,752

United States 0.2%
LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.002	(c)	04/01/23		40	39,717

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $206,572)						207,469

SOVEREIGN BONDS 37.4%

Argentina 1.3%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820		12/31/33	EUR	310	256,322
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375		01/20/23	EUR	100	83,008

						339,330

Austria 0.6%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375		12/01/34	CAD	160	157,827

Brazil 2.1%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333		02/15/28		540	557,550

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Bulgaria 0.5%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125%		03/26/35	EUR	100	$130,084

Canada 0.4%
City of Toronto, Unsec’d. Notes	3.500		12/06/21	CAD	150	116,433

Chile 0.5%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440		02/01/29	EUR	115	133,370

Colombia 1.0%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875		03/22/26	EUR	200	262,455

Croatia 0.8%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.000		01/26/24		200	223,846

Cyprus 2.1%
Cyprus Government International Bond,
Notes, EMTN	2.750		02/26/34	EUR	100	121,286
Sr. Unsec’d. Notes, EMTN	4.250		11/04/25	EUR	50	67,963
Unsec’d. Notes, EMTN	2.750		06/27/24	EUR	300	372,835

						562,084

Dominican Republic 0.4%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950		01/25/27		100	105,375

Greece 2.2%
Hellenic Republic Government Bond,
Bonds	0.000	(cc)	10/15/42	EUR	9,000	38,823
Bonds	3.000	(cc)	02/24/37	EUR	440	478,673
Sr. Unsec’d. Notes, 144A	3.375		02/15/25	EUR	20	23,260
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200		07/17/34	EUR	50	60,666

						601,422

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Hungary 0.6%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750%		10/10/27	EUR	100	$119,731
Sr. Unsec’d. Notes	6.375		03/29/21		50	53,176

						172,907

Indonesia 1.2%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	3.375		07/30/25	EUR	100	125,653
Sr. Unsec’d. Notes, EMTN	4.125		01/15/25		200	206,110

						331,763

Israel 0.4%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500		01/18/27	EUR	100	118,818

Italy 5.5%
Italy Buoni Poliennali Del Tesoro,
Bonds	2.000		12/01/25	EUR	275	309,928
Bonds	2.800		12/01/28	EUR	165	191,278
Bonds, 144A	2.800		03/01/67	EUR	105	100,369
Unsec’d. Notes, 144A	4.500		03/01/26	EUR	250	324,823
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000	(c)	06/15/20	EUR	100	113,970
Sr. Unsec’d. Notes, EMTN	5.125		07/31/24	EUR	350	455,489

						1,495,857

Kazakhstan 0.5%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375		11/09/28	EUR	115	134,531

Malaysia 0.4%
Malaysia Government Bond, Sr. Unsec’d. Notes, Series 0314	4.048		09/30/21	MYR	457	112,110

Mexico 2.1%
Mexico Government International Bond, Sr. Unsec’d. Notes	2.875		04/08/39	EUR	100	112,237

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	1.750%	04/17/28	EUR	100	$111,409
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	100	116,961
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	150	232,275

					572,882

New Zealand 0.6%
New Zealand Local Government Funding Agency Bond, Sr. Unsec’d. Notes	4.500	04/15/27	NZD	200	151,237

Panama 0.8%
Panama Government International Bond, Sr. Unsec’d. Notes	3.875	03/17/28		200	207,102

Peru 0.5%
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	125,524

Poland 0.8%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		200	212,402

Portugal 2.6%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	435	618,752
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	55	82,428

					701,180

Romania 0.4%
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	117,067

Saudi Arabia 0.7%
Saudi Government International Bond, Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		200	198,444

Senegal 0.4%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	110,778

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain 5.7%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963%	09/22/22	SEK	1,000	$106,841
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	200	310,841
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	85,002
Sr. Unsec’d. Notes, 144A	5.500	04/30/21	EUR	400	500,396
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	250	386,867
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	155,521

					1,545,468

Sweden 0.4%
Svensk Exportkredit AB, Sr. Unsec’d. Notes, EMTN	0.500	03/15/22	ZAR	2,000	111,566

Turkey 0.8%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.125	04/11/23	EUR	100	111,065
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	100,671

					211,736

United Arab Emirates 0.7%
Abu Dhabi Government International Bond, Sr. Unsec’d. Notes	2.500	10/11/22		200	198,000

Uruguay 0.4%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		39	41,082
Sr. Unsec’d. Notes	4.375	01/23/31		63	65,016

					106,098

TOTAL SOVEREIGN BONDS (cost $10,359,037)					10,125,246

U.S. GOVERNMENT AGENCY OBLIGATION 0.4%
Indonesia Government USAID Bond U.S. Gov’t. Gtd. Notes (cost $101,110)	9.300	07/01/20		97	101,023

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Bonds(k)	2.750%	08/15/47	830	$799,296
U.S. Treasury Notes	2.625	02/15/29	190	191,937

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,012,426)				991,233

TOTAL LONG-TERM INVESTMENTS (cost $26,858,204)				26,451,651

			Shares

SHORT-TERM INVESTMENTS 1.4%

AFFILIATED MUTUAL FUND 1.3%
PGIM Core Ultra Short Bond Fund (cost $360,818)(w)			360,818	360,818

OPTIONS PURCHASED*~ 0.1% (cost $27,797)				18,989

TOTAL SHORT-TERM INVESTMENTS (cost $388,615)				379,807

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.1% (cost $27,246,819)				26,831,458

OPTIONS WRITTEN*~ (0.0)% (premiums received $24,483)				(6,738)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.1% (cost $27,222,336)				26,824,720
Other assets in excess of liabilities(z) 0.9%				247,140

NET ASSETS 100.0%				$27,071,860

Below is a list of the abbreviation(s) used in the semiannual report:

AED—United Arab Emirates Dirham

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMS—Constant Maturity Swap

COOIS—Colombia Overnight Interbank Reference Rate

EIBOR—Emirates Interbank Offered Rate

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMAC—General Motors Acceptance Corporation

GMTN—Global Medium Term Note

HIBOR—Hong Kong Interbank Offered Rate

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OTC—Over-the-counter

See Notes to Financial Statements.

24

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SIBOR—Singapore Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $790 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100	$630
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	676
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	65	625
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	158	1,430
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	313	3,120
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	320	3,283
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	63	668

Total OTC Traded (cost $915)							$10,432

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	05/15/19	$97.00	CDX.NA.HY.32.V1(Q)	5.00%(Q)		800	$14
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	07/17/19	$104.50	CDX.NA.HY.32.V1(Q)	5.00%(Q)		800	2,886
iTraxx.EUR.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	0.80%	iTraxx.EUR.31.V1(Q)	1.00%(Q)	EUR	1,400	2,338
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	3.50%	iTraxx.XO.31.V1(Q)	5.00%(Q)	EUR	700	3,319

Total OTC Swaptions (cost $26,882)									$8,557

Total Options Purchased (cost $27,797)									$18,989

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	07/17/19	$101.00	5.00%(Q)	CDX.NA.HY.32.V1(Q)		1,600	$(2,275)
iTraxx.EUR.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	1.10%	1.00%(Q)	iTraxx.EUR.31.V1(Q)	EUR	2,800	(1,843)
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	09/18/19	4.50%	5.00%(Q)	iTraxx.XO.31.V1(Q)	EUR	1,400	(2,620)

Total Options Written (premiums received $24,483)									$(6,738)

Futures contracts outstanding at April 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
119	5 Year U.S. Treasury Notes	Jun. 2019	$13,761,234	$86,471
33	10 Year U.S. Treasury Notes	Jun. 2019	4,081,172	10,536
1	10 Year U.S. Ultra Treasury Notes	Jun. 2019	131,781	1,664
3	20 Year U.S. Treasury Bonds	Jun. 2019	442,406	7,211
8	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	1,314,250	5,281
6	Euro-OAT	Jun. 2019	1,090,199	20,983

				132,146

	Short Positions:
55	2 Year U.S. Treasury Notes	Jun. 2019	11,715,430	(39,062)

See Notes to Financial Statements.

26

Futures contracts outstanding at April 30, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Short Positions (cont’d):
19	5 Year Euro-Bobl	Jun. 2019	$2,832,802	$(15,287)
16	10 Year Euro-Bund	Jun. 2019	2,966,599	(28,444)
28	Euro Schatz Index	Jun. 2019	3,514,839	(4,414)

				(87,207)

				$44,939

Forward foreign currency exchange contracts outstanding at April 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 05/03/19	BNP Paribas S.A.	ARS	4,009	$90,502	$90,015	$—	$(487)
Expiring 05/30/19	BNP Paribas S.A.	ARS	1,565	33,466	33,795	329	—
Expiring 06/25/19	Citibank, N.A.	ARS	425	9,338	8,791	—	(547)
Expiring 06/25/19	Citibank, N.A.	ARS	303	6,454	6,260	—	(194)
Expiring 06/25/19	Citibank, N.A.	ARS	207	4,455	4,274	—	(181)
Australian Dollar,
Expiring 07/22/19	Citibank, N.A.	AUD	85	61,009	59,967	—	(1,042)
Brazilian Real,
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	287	73,896	72,934	—	(962)
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	62	81,000	80,926	—	(74)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	55	73,000	72,547	—	(453)
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	23,778	35,565	35,096	—	(469)
Expiring 06/19/19	BNP Paribas S.A.	CLP	16,582	24,900	24,474	—	(426)
Chinese Renminbi,
Expiring 07/25/19	Citibank, N.A.	CNH	410	61,111	60,848	—	(263)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	245	36,611	36,324	—	(287)
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	1,887	83,249	82,756	—	(493)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	675	35,950	38,474	2,524	—
Expiring 07/15/19	Citibank, N.A.	EGP	417	22,176	23,741	1,565	—
Expiring 07/29/19	Citibank, N.A.	EGP	324	17,523	18,415	892	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Egyptian Pound (cont’d.),
Expiring 07/29/19	Citibank, N.A.	EGP	184	$9,782	$10,433	$651	$—
Expiring 09/18/19	Citibank, N.A.	EGP	393	21,490	21,998	508	—
Expiring 10/08/19	Citibank, N.A.	EGP	216	11,900	12,032	132	—
Euro,
Expiring 05/03/19	Citibank, N.A.	EUR	3,922	4,371,938	4,400,589	28,651	—
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	EUR	3,922	4,366,678	4,400,589	33,911	—
Expiring 07/19/19	The Toronto-Dominion Bank	EUR	58	66,000	65,463	—	(537)
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	7,687	108,460	109,814	1,354	—
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	5,856	84,000	83,647	—	(353)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	4,628	66,000	66,116	116	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	4,192	60,066	59,885	—	(181)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	2,108	30,105	30,112	7	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	1,573	22,449	22,463	14	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	9,396	132,591	134,217	1,626	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	4,609	66,000	65,837	—	(163)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	4,254	61,000	60,762	—	(238)
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	1,086,843	77,000	75,767	—	(1,233)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,043,900	73,000	72,774	—	(226)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	901,656	63,000	62,857	—	(143)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	1,066,303	74,000	74,335	335	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	747,944	52,598	52,141	—	(457)
Expiring 06/19/19	UBS AG	IDR	902,475	63,000	62,914	—	(86)
Israeli Shekel,
Expiring 11/29/19	Citibank, N.A.	ILS	2,289	630,000	645,677	15,677	—

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 07/19/19	Bank of America, N.A.	JPY	1,538	$13,835	$13,902	$67	$—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	3,274	29,450	29,584	134	—
Mexican Peso,
Expiring 06/19/19	Citibank, N.A.	MXN	1,159	60,066	60,644	578	—
Expiring 06/19/19	Citibank, N.A.	MXN	576	30,105	30,111	6	—
Expiring 06/19/19	Deutsche Bank AG	MXN	3,975	202,723	207,931	5,208	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	1,437	74,000	75,154	1,154	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	584	29,991	30,557	566	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	386	19,793	20,190	397	—
New Taiwanese Dollar,
Expiring 06/19/19	Citibank, N.A.	TWD	2,554	83,000	82,938	—	(62)
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	3,574	116,073	116,062	—	(11)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	3,574	116,070	116,062	—	(8)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	6,872	223,552	223,138	—	(414)
New Zealand Dollar,
Expiring 07/22/19	Citibank, N.A.	NZD	36	24,200	23,911	—	(289)
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	1,445	170,792	168,004	—	(2,788)
Expiring 07/19/19	Citibank, N.A.	NOK	319	37,700	37,123	—	(577)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	232	70,000	70,099	99	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	231	70,000	69,787	—	(213)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	202	61,000	60,861	—	(139)
Expiring 06/19/19	UBS AG	PEN	203	60,999	61,302	303	—
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	3,560	67,809	68,024	215	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,828	91,000	92,257	1,257	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,359	83,000	83,290	290	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	3,989	75,000	76,215	1,215	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	3,801	72,999	72,638	—	(361)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	3,771	$72,000	$72,063	$63	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	485	9,087	9,276	189	—
Russian Ruble,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	19,565	294,658	300,357	5,699	—
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	88	65,000	64,397	—	(603)
Expiring 05/10/19	Barclays Bank PLC	SGD	83	61,171	60,734	—	(437)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	132	98,000	97,389	—	(611)
Expiring 05/10/19	UBS AG	SGD	92	68,000	67,510	—	(490)
South African Rand,
Expiring 06/13/19	BNP Paribas S.A.	ZAR	43	2,956	3,009	53	—
Expiring 06/13/19	Citibank, N.A.	ZAR	485	33,400	33,705	305	—
Expiring 06/13/19	Citibank, N.A.	ZAR	238	16,350	16,571	221	—
Expiring 06/13/19	Goldman Sachs International	ZAR	641	43,930	44,577	647	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	494	34,000	34,364	364	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	429	29,649	29,812	163	—
South Korean Won,
Expiring 06/19/19	Citibank, N.A.	KRW	68,483	60,210	58,735	—	(1,475)
Expiring 06/19/19	Citibank, N.A.	KRW	68,482	60,278	58,734	—	(1,544)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	69,037	61,009	59,210	—	(1,799)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	68,470	60,262	58,724	—	(1,538)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	51,716	45,764	44,354	—	(1,410)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	37,650	33,000	32,291	—	(709)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	37,640	33,000	32,282	—	(718)
Swedish Krona,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	SEK	343	37,333	36,396	—	(937)
Thai Baht,
Expiring 05/10/19	BNP Paribas S.A.	THB	3,122	100,027	97,812	—	(2,215)
Expiring 05/10/19	BNP Paribas S.A.	THB	2,871	92,000	89,939	—	(2,061)

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/10/19	Citibank, N.A.	THB	8,401	$266,978	$263,200	$—	$(3,778)
Expiring 05/10/19	Citibank, N.A.	THB	1,969	62,000	61,698	—	(302)
Expiring 05/10/19	Citibank, N.A.	THB	920	28,836	28,828	—	(8)
Expiring 05/10/19	Citibank, N.A.	THB	814	25,781	25,494	—	(287)
Expiring 05/10/19	Citibank, N.A.	THB	498	15,777	15,608	—	(169)
Expiring 05/10/19	Citibank, N.A.	THB	349	10,975	10,948	—	(27)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	3,122	99,371	97,812	—	(1,559)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	3,629	116,000	113,698	—	(2,302)
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	726	127,716	118,327	—	(9,389)

				$15,308,937	$15,367,697	107,485	(48,725)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/19	Bank of America, N.A.	AUD	315	$225,476	$222,514	$2,962	$—
Expiring 07/22/19	Citibank, N.A.	AUD	90	63,250	63,696	—	(446)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	AUD	90	63,063	63,462	—	(399)
Brazilian Real,
Expiring 06/04/19	Citibank, N.A.	BRL	123	30,675	31,210	—	(535)
Expiring 06/04/19	Citibank, N.A.	BRL	122	30,675	30,955	—	(280)
Expiring 06/04/19	Citibank, N.A.	BRL	90	22,693	22,791	—	(98)
Expiring 06/04/19	Goldman Sachs International	BRL	89	22,450	22,752	—	(302)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	118	30,393	30,123	270	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	94	23,800	23,783	17	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	55	14,021	14,096	—	(75)
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	733	962,858	959,689	3,169	—
Expiring 07/19/19	Citibank, N.A.	GBP	29	37,700	37,872	—	(172)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	497	$372,169	$371,572	$597	$—
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	79,875	119,384	117,894	1,490	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	32,670	48,947	48,220	727	—
Expiring 06/19/19	Citibank, N.A.	CLP	92,263	138,813	136,179	2,634	—
Expiring 06/19/19	Citibank, N.A.	CLP	40,640	61,000	59,983	1,017	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	39,900	59,200	58,892	308	—
Chinese Renminbi,
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CNH	1,265	189,094	187,766	1,328	—
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	136,388	42,425	42,135	290	—
Expiring 05/20/19	BNP Paribas S.A.	COP	112,617	35,886	34,792	1,094	—
Expiring 05/20/19	BNP Paribas S.A.	COP	72,752	23,423	22,476	947	—
Expiring 05/20/19	BNP Paribas S.A.	COP	36,372	11,711	11,237	474	—
Expiring 05/20/19	Citibank, N.A.	COP	455,382	144,856	140,686	4,170	—
Expiring 05/20/19	Citibank, N.A.	COP	93,748	30,105	28,962	1,143	—
Czech Koruna,
Expiring 07/19/19	HSBC Bank USA, N.A.	CZK	1,723	75,000	75,560	—	(560)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	306	17,525	17,452	73	—
Expiring 07/15/19	Citibank, N.A.	EGP	160	9,121	9,099	22	—
Euro,
Expiring 05/03/19	Bank of America, N.A.	EUR	198	222,529	222,083	446	—
Expiring 05/03/19	Citibank, N.A.	EUR	3,821	4,314,491	4,286,825	27,666	—
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	EUR	3,821	4,326,426	4,286,825	39,601	—
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	EUR	5	5,462	5,446	16	—
Expiring 06/04/19	Citibank, N.A.	EUR	3,922	4,383,936	4,413,135	—	(29,199)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	EUR	3,922	4,378,606	4,413,135	—	(34,529)
Expiring 07/19/19	Bank of America, N.A.	EUR	76	85,000	85,572	—	(572)
Expiring 07/19/19	Barclays Bank PLC	EUR	679	774,367	766,643	7,724	—
Expiring 07/19/19	Barclays Bank PLC	EUR	109	123,218	122,664	554	—
Expiring 07/19/19	Barclays Bank PLC	EUR	22	25,117	25,151	—	(34)
Expiring 07/19/19	BNP Paribas S.A.	EUR	50	56,550	56,831	—	(281)
Expiring 07/19/19	Deutsche Bank AG	EUR	679	771,074	766,642	4,432	—

See Notes to Financial Statements.

32

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	EUR	125	$142,264	$141,203	$1,061	$—
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	62,651	220,641	218,215	2,426	—
Expiring 07/19/19	Citibank, N.A.	HUF	8,737	30,595	30,431	164	—
Indian Rupee,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	1,931	27,500	27,589	—	(89)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	2,505	35,521	35,789	—	(268)
Indonesian Rupiah,
Expiring 06/19/19	Citibank, N.A.	IDR	774,195	53,823	53,972	—	(149)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,755,109	121,950	122,354	—	(404)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	403,200	28,275	28,108	167	—
Israeli Shekel,
Expiring 11/29/19	Goldman Sachs International	ILS	2,284	630,000	644,255	—	(14,255)
Japanese Yen,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	3,896	35,046	35,202	—	(156)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	3,430	30,850	30,996	—	(146)
Malaysian Ringgit,
Expiring 06/14/19	Barclays Bank PLC	MYR	466	114,623	112,597	2,026	—
Mexican Peso,
Expiring 06/19/19	Citibank, N.A.	MXN	641	33,400	33,525	—	(125)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	1,067	55,775	55,821	—	(46)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	2,683	87,000	87,104	—	(104)
Expiring 06/19/19	Citibank, N.A.	TWD	1,882	61,111	61,095	16	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	2,429	79,000	78,864	136	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	2,331	76,000	75,703	297	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	1,094	35,600	35,525	75	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	1,059	34,400	34,380	20	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	590	$399,229	$394,693	$4,536	$—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	54	36,611	36,388	223	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	46	30,509	30,516	—	(7)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	118	35,565	35,536	29	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	26	7,800	7,805	—	(5)
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	4,975	94,000	95,070	—	(1,070)
Expiring 06/19/19	Barclays Bank PLC	PHP	4,670	88,000	89,227	—	(1,227)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,238	80,000	80,987	—	(987)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	3,976	76,000	75,979	21	—
Polish Zloty,
Expiring 07/19/19	HSBC Bank USA, N.A. PLN		252	66,000	66,136	—	(136)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	339	89,819	88,839	980	—
Russian Ruble,
Expiring 06/19/19	Citibank, N.A.	RUB	4,727	71,822	72,568	—	(746)
Expiring 06/19/19	Citibank, N.A.	RUB	1,065	16,182	16,357	—	(175)
Expiring 06/19/19	Citibank, N.A.	RUB	393	5,972	6,037	—	(65)
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	138	102,000	101,610	390	—
Expiring 05/10/19	Barclays Bank PLC	SGD	99	73,000	72,667	333	—
Expiring 05/10/19	UBS AG	SGD	112	83,000	82,626	374	—
South African Rand,
Expiring 06/13/19	Citibank, N.A.	ZAR	2,642	183,344	183,740	—	(396)
Expiring 06/13/19	Goldman Sachs International	ZAR	2,642	184,637	183,741	896	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	442	29,991	30,718	—	(727)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	430	30,020	29,884	136	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	265	18,400	18,406	—	(6)
South Korean Won,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	167,753	147,922	143,875	4,047	—

See Notes to Financial Statements.

34

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	84,983	$75,000	$72,886	$2,114	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	66,683	57,240	57,191	49	—
Swedish Krona,
Expiring 07/19/19	Citibank, N.A.	SEK	594	63,000	62,978	22	—
Swiss Franc,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	325	327,057	321,036	6,021	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	72	71,000	71,095	—	(95)
Expiring 07/19/19	The Toronto-Dominion Bank	CHF	91	91,000	89,830	1,170	—
Thai Baht,
Expiring 05/10/19	Citibank, N.A.	THB	4,556	146,084	142,730	3,354	—
Expiring 05/10/19	Citibank, N.A.	THB	2,737	87,000	85,761	1,239	—
Expiring 05/10/19	Citibank, N.A.	THB	2,727	87,000	85,434	1,566	—
Expiring 05/10/19	Citibank, N.A.	THB	2,407	76,000	75,425	575	—
Expiring 05/10/19	Citibank, N.A.	THB	1,025	32,565	32,118	447	—
Expiring 05/10/19	Citibank, N.A.	THB	899	28,659	28,169	490	—
Expiring 05/10/19	Citibank, N.A.	THB	772	24,608	24,186	422	—
Expiring 05/10/19	Citibank, N.A.	THB	597	19,069	18,707	362	—
Expiring 05/10/19	Citibank, N.A.	THB	581	18,497	18,204	293	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	980	30,600	30,697	—	(97)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	891	28,563	27,919	644	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	481	15,380	15,056	324	—
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	64	10,797	10,390	407	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	521	88,000	84,982	3,018	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	381	63,000	62,146	854	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	371	62,000	60,532	1,468	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	203	35,297	33,095	2,202	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	189	30,675	30,739	—	(64)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	143	$24,900	$23,325	$1,575	$—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	140	23,800	22,852	948	—

				$27,872,477	$27,810,416	151,088	(89,027)

						$258,573	$(137,752)

Cross currency exchange contracts outstanding at April 30, 2019:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/19	Buy	NOK	568	EUR	59	$—	$(628)	Citibank, N.A.
07/19/19	Buy	SEK	616	EUR	59	—	(1,346)	Citibank, N.A.

						$—	$(1,974)

Credit default swap agreements outstanding at April 30, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federation of Malaysia	12/20/22	1.000%(Q)	120	0.463%	$2,399	$(160)	$2,559	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.343%	9,692	(533)	10,225	Citibank, N.A.
Republic of Argentina	12/20/22	1.000%(Q)	120	13.114%	(36,990)	(160)	(36,830)	Citibank, N.A.
Republic of Brazil	12/20/22	1.000%(Q)	600	1.313%	(5,751)	(800)	(4,951)	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.230%	3,389	(160)	3,549	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.652%	2,127	(213)	2,340	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.833%	1,118	(213)	1,331	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.384%	2,732	(160)	2,892	Citibank, N.A.

See Notes to Financial Statements.

36

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of Peru	12/20/22	1.000%(Q)	120	0.340%	$2,921	$(160)	$3,081	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.438%	2,505	(160)	2,665	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	1.465%	(5,323)	(480)	(4,843)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	4.356%	(63,558)	(800)	(62,758)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.982%	640	(480)	1,120	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.787%	4,460	(693)	5,153	Citibank, N.A.

					$(79,639)	$(5,172)	$(74,467)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)*:
CDX.EM.28.V2	12/20/22	1.000%(Q)	3,880	$71,257	$(1,423)	$72,680	Citibank, N.A.

*

The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^:
Banc of America Commercial Mortgage Trust	05/30/19	1.250%(M)	25	*	$28	$—	$28	Goldman Sachs International
Banc of America Commercial Mortgage Trust	05/30/19	1.250%(M)	13	6.940%	14	—	14	Goldman Sachs International
Banc of America Commercial Mortgage Trust	05/30/19	1.250%(M)	10	6.940%	11	—	11	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Bear Stearns Asset Backed Securities Trust	05/31/19	1.250%(M)	59	*	$—	$—	$—	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	05/31/19	1.250%(M)	33	*	—	—	—	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)	29	*	32	—	32	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)	12	4.550%	13	—	13	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)	12	4.550%	13	—	13	Goldman Sachs International
Citigroup Commercial Mortgage Trust	05/30/19	1.250%(M)	10	*	11	—	11	Goldman Sachs International
Citigroup Mortgage Loan Trust	05/31/19	1.250%(M)	32	*	—	—	—	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	43	*	49	—	49	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	40	*	44	—	44	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	35	6.940%	39	—	39	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	23	*	25	—	25	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	17	*	19	—	19	Goldman Sachs International
COMM Mortgage Trust	05/30/19	1.250%(M)	15	19.740%	17	—	17	Goldman Sachs International

See Notes to Financial Statements.

38

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	05/30/19	1.250%(M)	15	19.740%	$18	$—	$18	Goldman Sachs International
Countrywide Alternative Loan Trust	05/31/19	1.250%(M)	56	*	—	—	—	Goldman Sachs International
Countrywide Alternative Loan Trust	05/31/19	1.250%(M)	9	*	—	—	—	Goldman Sachs International
Deutsche Bank Alta Mortgages	05/31/19	1.250%(M)	85	*	—	—	—	Goldman Sachs International
Deutsche Bank Alta Mortgages	05/31/19	1.250%(M)	50	*	—	—	—	Goldman Sachs International
Equity One Home Equity	05/31/19	1.250%(M)	83	*	—	—	—	Goldman Sachs International
Equity One Home Equity	05/31/19	1.250%(M)	25	*	—	—	—	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	05/31/19	1.250%(M)	76	*	—	—	—	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	05/31/19	1.250%(M)	39	*	—	—	—	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	05/31/19	1.250%(M)	33	*	—	—	—	Goldman Sachs International
First Franklin Home Equity	05/31/19	1.250%(M)	35	*	—	—	—	Goldman Sachs International
First Franklin Home Equity	05/31/19	1.250%(M)	13	*	—	—	—	Goldman Sachs International
First Franklin Home Equity	05/31/19	1.250%(M)	13	*	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
GMAC Home Equity	05/31/19	1.250%(M)	14	*	$—	$—	$—	Goldman Sachs International
GMAC Home Equity	05/31/19	1.250%(M)	13	*	—	—	—	Goldman Sachs International
GS Mortgage Securities Trust	05/30/19	1.250%(M)	34	*	38	—	38	Goldman Sachs International
GS Mortgage Securities Trust	05/30/19	1.250%(M)	22	6.940%	25	—	25	Goldman Sachs International
GSR Mortgage Loan Trust	05/31/19	1.250%(M)	25	*	—	—	—	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/30/19	1.250%(M)	64	*	71	—	71	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	05/30/19	1.250%(M)	46	*	51	—	51	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	05/30/19	1.250%(M)	23	*	26	—	26	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	05/30/19	1.250%(M)	8	6.780%	9	—	9	Goldman Sachs International
Lehman Home Equity	05/31/19	1.250%(M)	96	*	—	—	—	Goldman Sachs International
Lehman Home Equity	05/31/19	1.250%(M)	13	*	—	—	—	Goldman Sachs International
Morgan Stanley BAML Trust	05/30/19	1.250%(M)	26	7.460%	29	—	29	Goldman Sachs International
Morgan Stanley BAML Trust	05/30/19	1.250%(M)	15	7.460%	17	—	17	Goldman Sachs International

See Notes to Financial Statements.

40

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Morgan Stanley BAML Trust	05/30/19	1.250%(M)	13	*	$14	$—	$14	Goldman Sachs International
Morgan Stanley Home Equity	05/31/19	1.250%(M)	13	*	—	—	—	Goldman Sachs International
New Century Home Equity	05/31/19	1.250%(M)	106	*	—	—	—	Goldman Sachs International
New Century Home Equity	05/31/19	1.250%(M)	23	*	—	—	—	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	78	*	87	—	87	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	23	*	26	—	26	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	18	*	20	—	20	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	14	*	15	—	15	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	14	*	16	—	16	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	05/30/19	1.250%(M)	12	7.460%	13	—	13	Goldman Sachs International

					$790	$—	$790

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$466	$6,597	$(6,131)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)(cont’d.):
Kingdom of Spain	06/20/23	1.000%(Q)		100	$(2,959)	$(2,474)	$(485)	Bank of America, N.A.
Republic of Italy	06/20/19	1.000%(Q)	EUR	60	(164)	(127)	(37)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	EUR	90	1,284	1,296	(12)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		205	(503)	2,949	(3,452)	Citibank, N.A.
Republic of Italy	06/20/28	1.000%(Q)	EUR	45	3,360	2,796	564	Barclays Bank PLC
Republic of Turkey	06/20/19	1.000%(Q)		80	175	2,315	(2,140)	BNP Paribas S.A.
Republic of Turkey	06/20/19	1.000%(Q)		40	87	1,032	(945)	BNP Paribas S.A.

					$1,746	$14,384	$(12,638)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Accunia European	05/29/19	1.000%(M)	EUR	22	*	$—	$—	$—	Goldman Sachs International
Adagio CLO	05/29/19	0.500%(M)	EUR	32	*	—	—	—	Goldman Sachs International
ALM Loan Funding	05/29/19	0.500%(M)		1	*	—	—	—	Goldman Sachs International
Anchorage Capital CLO Ltd.	05/29/19	0.500%(M)	EUR	20	*	—	—	—	Goldman Sachs International
Arab Republic of Egypt	06/20/19	1.000%(Q)		70	1.479%	35	(209)	244	Citibank, N.A.
Atlas Senior Loan Fund Ltd.	05/29/19	1.000%(M)		10	*	—	—	—	Goldman Sachs International
BlackRock	05/29/19	0.500%(M)	EUR	12	*	—	—	—	Goldman Sachs International
Cathedral Lake Ltd.	05/29/19	1.000%(M)		12	*	—	—	—	Goldman Sachs International
CVC	05/29/19	0.500%(M)	EUR	22	*	—	—	—	Goldman Sachs International
Flagship	05/29/19	1.000%(M)		17	*	—	—	—	Goldman Sachs International
HPS Investment Partners LLC	05/29/19	0.500%(M)	EUR	28	*	—	—	—	Goldman Sachs International
ICG U.S. CLO Ltd.	05/29/19	1.000%(M)	EUR	11	*	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

42

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
ICG U.S. CLO Ltd.	05/29/19	0.500%(M)	EUR	5	*	$—	$—	$—	Goldman Sachs International
Invesco	05/29/19	0.500%(M)		8	*	—	—	—	Goldman Sachs International
Kingdom of Spain	06/20/23	1.000%(Q)		375	0.456%	8,482	3,949	4,533	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	0.456%	2,262	1,515	747	Bank of America, N.A.
LCM Limited Partnership	05/29/19	1.000%(M)		13	*	—	—	—	Goldman Sachs International
Oaktree CLO Ltd.	05/29/19	0.500%(M)	EUR	6	*	—	—	—	Goldman Sachs International
Republic of France	12/20/23	0.250%(Q)		100	0.253%	14	(330)	344	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)		475	0.749%	5,234	(3,003)	8,237	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		205	1.675%	(5,053)	(10,702)	5,649	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)		85	0.571%	1,541	—	1,541	Citibank, N.A.
Republic of Portugal	06/20/23	1.000%(Q)		455	0.532%	8,925	(1,726)	10,651	Goldman Sachs International
Republic of Portugal	12/20/23	1.000%(Q)		50	0.601%	932	(29)	961	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)		300	1.741%	(9,148)	(16,542)	7,394	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)		80	4.379%	(9,523)	(10,983)	1,460	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)		40	4.379%	(4,761)	(5,331)	570	BNP Paribas S.A.
Russian Federation	12/20/22	1.000%(Q)		50	0.991%	74	(125)	199	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)		50	1.059%	(56)	(980)	924	BNP Paribas S.A.
Russian Federation	06/20/23	1.000%(Q)		150	1.059%	(168)	(2,987)	2,819	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)		100	1.059%	(112)	(1,665)	1,553	Morgan Stanley & Co. International PLC
Sankaty	05/29/19	0.500%(M)		2	*	—	—	—	Goldman Sachs International
Spire Management Limited	05/29/19	0.500%(M)	EUR	36	*	—	—	—	Goldman Sachs International
Steele Creek	05/29/19	0.500%(M)		11	*	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Credit default swap agreements outstanding at April 30, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Steele Creek	05/29/19	0.500%(M)	10	*	$—	$—	$—	Goldman Sachs International
Telos CLO Ltd.	05/29/19	0.500%(M)	18	*	—	—	—	Goldman Sachs International
Venture CDO Ltd.	05/29/19	0.500%(M)	23	*	—	—	—	Goldman Sachs International
Venture CDO Ltd.	05/29/19	0.500%(M)	4	*	—	—	—	Goldman Sachs International
Wellfleet CLO Ltd.	05/29/19	0.500%(M)	20	*	—	—	—	Goldman Sachs International
Wind River CLO Ltd.	05/29/19	0.500%(M)	5	*	—	—	—	Goldman Sachs International
Wind River CLO Ltd.	05/29/19	1.000%(M)	4	*	—	—	—	Goldman Sachs International

					$(1,322)	$(49,148)	$47,826

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	560	$(40,656)	$(45,820)	$(5,164)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.NA.HY.30.V3	06/20/23	5.000%(Q)	59	*	$4,363	$5,432	$1,069

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	$3,697	$(1,136)	$4,833	JPMorgan Securities LLC

See Notes to Financial Statements.

44

Credit default swap agreements outstanding at April 30, 2019 (continued):

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Currency swap agreements outstanding at April 30, 2019:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR 1,400,000	8.22%(S)	97	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$6,979	$—	$6,979

Inflation swap agreements outstanding at April 30, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR 200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(4,496)	$(4,496)
EUR 200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	4,597	4,597

				$—	$101	$101

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	$—	$17,130	$17,130
AUD	100	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	—	5,336	5,336
BRL	306	01/02/25	8.690%(T)	1 Day BROIS(2)(T)	—	964	964
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	20,149	20,149
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	30,971	30,971
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	6,574	6,574
CAD	2,000	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(5,474)	(5,533)	(59)
CAD	255	05/08/22	1.367%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(8,228)	(3,645)	4,583
CAD	460	12/10/23	2.480%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(3,878)	(8,988)	(5,110)
CAD	80	12/03/28	2.600%(S)	3 Month Canadian Bankers Acceptance(2)(S)	762	2,562	1,800

See Notes to Financial Statements.

46

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$—	$1,603	$1,603
CAD	50	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(1,614)	(1,901)	(287)
CHF	360	12/13/23	(0.185)%(A)	6 Month CHF LIBOR(2)(S)	(153)	4,131	4,284
CHF	70	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	196	2,777	2,581
CHF	130	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	2,787	2,787
CHF	20	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	982	982
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(798)	(798)
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(1,982)	(1,982)
CZK	6,100	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	2,521	2,521
EUR	120	11/23/23	0.320%(A)	6 Month EURIBOR(2)(S)	2,025	2,203	178
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,922	20,207	14,285
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(10,466)	17,739	28,205
EUR	150	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	8,935	8,935
EUR	150	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(9,142)	(9,142)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	2,962	2,962
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(2,929)	(2,929)
EUR	290	01/07/49	1.475%(A)	3 Month EURIBOR(2)(Q)	—	4,853	4,853
EUR	290	01/07/49	1.484%(A)	6 Month EURIBOR(1)(S)	—	(4,782)	(4,782)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	6,276	14,514	8,238
GBP	530	12/18/23	1.334%(S)	6 Month GBP LIBOR(2)(S)	1,991	5,434	3,443
GBP	110	12/07/27	1.111%(A)	1 Day SONIA(1)(A)	—	(438)	(438)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	475	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	$15,273	$9,323	$(5,950)
GBP	180	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	(6,048)	8,067	14,115
HKD	2,090	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	(3)	863	866
HKD	2,350	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	(4)	1,015	1,019
HUF	197,600	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(327)	10,167	10,494
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	9,737	2,341	(7,396)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	9,438	9,438
JPY	282,370	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(1,156)	(1,156)
JPY	69,940	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(72)	(72)
JPY	71,505	12/03/23	0.050%(S)	6 Month JPY LIBOR(1)(S)	(638)	(2,178)	(1,540)
JPY	40,000	04/10/24	(0.019)%(S)	6 Month JPY LIBOR(2)(S)	—	(91)	(91)
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	10,093	10,093
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	—	17,988	17,988
JPY	176,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	91,320	91,320
JPY	10,055	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	2,747	5,969	3,222
JPY	11,780	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	2,659	3,552	893
JPY	5,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	2,627	2,627
JPY	16,700	12/18/47	0.918%(S)	6 Month JPY LIBOR(2)(S)	—	14,775	14,775
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	342	342
KRW	269,200	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	(540)	(540)
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)	—	1,159	1,159
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	223	223
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(877)	(877)
MXN	4,080	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	1,178	1,837	659
NOK	12,700	11/28/23	1.915%(A)	6 Month NIBOR(2)(S)	5,691	4,946	(745)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	5,750	1,421	(4,329)
NZD	1,030	02/14/24	1.965%(S)	3 Month BBR(1)(Q)	(224)	(4,963)	(4,739)
NZD	210	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	10,331	10,331

See Notes to Financial Statements.

48

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	1,030	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	$—	$6,409	$6,409
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(19,526)	(275)	19,251
PLN	850	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	4,741	4,741
PLN	570	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(10,036)	(10,036)
PLN	45	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	632	632
PLN	462	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(5,477)	(5,477)
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	4,078	4,354	276
SEK	2,800	04/15/24	0.380%(A)	3 Month STIBOR(2)(Q)	(56)	579	635
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(351)	9,182	9,533
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	202	202
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	276	276
	3,560	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	2,836	2,836
	1,540	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(25)	614	639
	890	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(30)	(3,540)	(3,510)
	434	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	—	418	418
	915	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(8,050)	(8,050)
	5,715	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(101,220)	(101,220)
	1,420	11/23/23	3.016%(S)	3 Month LIBOR(1)(Q)	(9,766)	(54,853)	(45,087)
	1,595	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,002	(7,740)	(18,742)
	590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(11,951)	(11,951)
	600	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(22,323)	(22,323)
	360	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(215)	(16,058)	(15,843)
	595	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(25,375)	(25,375)
	475	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	375	(24,220)	(24,595)
	592	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	94	(30,345)	(30,439)
	125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	1,017	1,017
	362	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(2,058)	(3,599)	(1,541)
	1,230	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(2,194)	(2,761)	(567)
	555	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	25	(5,915)	(5,940)
	145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(29)	(29)
	150	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	744	744
ZAR	9,210	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	630	630
ZAR	8,270	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	11	(1,443)	(1,454)
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	3,468	8,152	4,684
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(45)	3,051	3,096
ZAR	2,460	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	623	631

					$7,929	$42,366	$34,437

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Interest rate swap agreements outstanding at April 30, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
AED	505	02/25/29	3.750%(A)	3 Month EIBOR(2)(Q)	$2,384	$—	$2,384	HSBC Bank USA, N.A.
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	4,708	—	4,708	JPMorgan Chase Bank, N.A.
CLP	100,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	5,117	—	5,117	Citibank, N.A.
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	296	—	296	UBS AG
COP	500,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	3,696	—	3,696	Citibank, N.A.
COP	503,000	08/03/28	6.160%(Q)	1 Day COOIS(2)(Q)	5,408	—	5,408	JPMorgan Chase Bank, N.A.
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	3,121	—	3,121	BNP Paribas S.A.
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	6,381	—	6,381	JPMorgan Chase Bank, N.A.
THB	10,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	262	—	262	Citibank, N.A.
	260	03/25/23	—(3)	—(3)	11	—	11	Citibank, N.A.

					$31,384	$—	$31,384

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 week MUNISPA quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$22,449	$(64,944)	$199,971	$(122,584)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPMorgan Securities LLC	$299,321	$640,400

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

50

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$3,451,165	$—
Ireland	—	560,050	—
Spain	—	148,754	—
United States	—	904,265	—
Commercial Mortgage-Backed Securities
United States	—	2,476,872	—
Corporate Bonds
Canada	—	297,234	—
China	—	228,027	—
France	—	378,662	—
Germany	—	481,582	—
Italy	—	443,716	—
Kazakhstan	—	51,604	—
Mexico	—	329,954	—
Netherlands	—	151,049	—
Peru	—	200,719	—
Russia	—	135,095	—
Spain	—	120,441	—
Supranational Bank	—	128,149	—
Switzerland	—	207,292	—
United Arab Emirates	—	150,373	—
United Kingdom	—	777,840	—
United States	—	3,403,837	—
Residential Mortgage-Backed Securities
Bermuda	—	167,752	—
United States	—	39,717	—
Sovereign Bonds
Argentina	—	339,330	—
Austria	—	157,827	—
Brazil	—	557,550	—
Bulgaria	—	130,084	—
Canada	—	116,433	—
Chile	—	133,370	—
Colombia	—	262,455	—
Croatia	—	223,846	—
Cyprus	—	562,084	—
Dominican Republic	—	105,375	—
Greece	—	601,422	—
Hungary	—	172,907	—
Indonesia	—	331,763	—
Israel	—	118,818	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Italy	$—	$1,495,857	$—
Kazakhstan	—	134,531	—
Malaysia	—	112,110	—
Mexico	—	572,882	—
New Zealand	—	151,237	—
Panama	—	207,102	—
Peru	—	125,524	—
Poland	—	212,402	—
Portugal	—	701,180	—
Romania	—	117,067	—
Saudi Arabia	—	198,444	—
Senegal	—	110,778	—
Spain	—	1,545,468	—
Sweden	—	111,566	—
Turkey	—	211,736	—
United Arab Emirates	—	198,000	—
Uruguay	—	106,098	—
U.S. Government Agency Obligation	—	101,023	—
U.S. Treasury Obligations	—	991,233	—
Affiliated Mutual Fund	360,818	—	—
Options Purchased	—	18,989	—
Options Written	—	(6,738)	—
Other Financial Instruments*
Futures Contracts	44,939	—	—
OTC Forward Foreign Currency Exchange Contracts	—	120,821	—
OTC Cross Currency Exchange Contracts	—	(1,974)	—
OTC Packaged Credit Default Swap Agreements	—	(8,382)	—
Centrally Cleared Credit Default Swap Agreements	—	(4,095)	—
OTC Credit Default Swap Agreements	—	4,121	790
OTC Currency Swap Agreement	—	6,979	—
Centrally Cleared Inflation Swap Agreements	—	101	—
Centrally Cleared Interest Rate Swap Agreements	—	34,437	—
OTC Interest Rate Swap Agreements	—	31,384	—

Total	$405,757	$26,647,294	$790

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

52

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2019 were as follows:

Sovereign Bonds	37.4%
Collateralized Loan Obligations	15.7
Commercial Mortgage-Backed Securities	9.1
Banks	7.5
U.S. Treasury Obligations	3.7
Oil & Gas	2.2
Insurance	2.1
Consumer Loans	1.6
Residential Mortgage-Backed Securities	1.4
Affiliated Mutual Fund	1.3
Healthcare-Products	1.3
Pipelines	1.3
Electric	1.0
Media	1.0
Telecommunications	1.0
Commercial Services	0.8
Diversified Financial Services	0.8
Auto Manufacturers	0.8
Entertainment	0.7
Retail	0.7
Pharmaceuticals	0.5
Multi-National	0.5
Transportation	0.5
Foods	0.4
Agriculture	0.4%
Electrical Components & Equipment	0.4
Chemicals	0.4
Packaging & Containers	0.4
Credit Card	0.4
Home Builders	0.4
Automobiles	0.4
U.S. Government Agency Obligation	0.4
Semiconductors	0.4
Biotechnology	0.4
Housewares	0.4
Apparel	0.4
Healthcare-Services	0.3
Aerospace & Defense	0.3
Auto Parts & Equipment	0.2
Computers	0.1
Options Purchased	0.1

99.1
Options Written	(0.0)*
Other assets in excess of liabilities	0.9

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$1,069	*	Due from/to broker—variation margin swaps	$5,164	*

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$22,449		Premiums received for OTC swap agreements	$64,944
Credit contracts	Unaffiliated investments	8,557		Options written outstanding, at value	6,738
Credit contracts	Unrealized appreciation on OTC swap agreements	161,608		Unrealized depreciation on OTC swap agreements	122,584
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	1,974
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	258,573		Unrealized depreciation on OTC forward foreign currency exchange contracts	137,752
Interest rate contracts	Due from/to broker—variation margin futures	132,146	*	Due from/to broker—variation margin futures	87,207	*
Interest rate contracts	Due from/to broker—variation margin swaps	424,175	*	Due from/to broker—variation margin swaps	389,637	*
Interest rate contracts	Unaffiliated investments	10,432		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	38,363		—	—

		$1,057,372			$816,000

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(3,622)	$10,023	$—	$—	$52,164
Foreign exchange contracts	—	—	—	240,793	—
Interest rate contracts	(3,557)	371	139,945	—	134,105

Total	$(7,179)	$10,394	$139,945	$240,793	$186,269

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

54

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Credit contracts	$(17,714)	$14,727	$—	$—	$—	$22,643
Foreign exchange contracts	—	—	—	(12,542)	—	—
Interest rate contracts	6,686	(289)	265,065	—	1,329	(97,480)

Total	$(11,028)	$14,438	$265,065	$(12,542)	$1,329	$(74,837)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$12,420	$3,500,545	$19,467,491	$15,145,586	$10,438,925

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$22,967,408	$140,809	$366,667	$57,467,463	$2,564,625

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Inflation Swap Agreements(2)
$4,989,197	$64,667	$566,513

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$39,577	$(20,147)	$19,430	$—	$19,430
Barclays Bank PLC	26,162	(11,345)	14,817	—	14,817
BNP Paribas S.A.	15,361	(38,713)	(23,352)	—	(23,352)
Citibank, N.A.	245,521	(183,529)	61,992	—	61,992
Deutsche Bank AG	12,540	(2,275)	10,265	—	10,265
Goldman Sachs International	12,984	(16,283)	(3,299)	—	(3,299)
HSBC Bank USA, N.A.	2,817	(2,619)	198	—	198
JPMorgan Chase Bank, N.A.	122,362	(47,761)	74,601	—	74,601
JPMorgan Securities LLC	4,833	(1,136)	3,697	—	3,697
Morgan Stanley & Co. International PLC	15,682	(9,071)	6,611	—	6,611
The Toronto-Dominion Bank	1,170	(537)	633	—	633
UBS AG	973	(576)	397	—	397

	$499,982	$(333,992)	$165,990	$—	$165,990

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

56

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value:
Unaffiliated investments (cost $26,886,001)	$26,470,640
Affiliated investments (cost $360,818)	360,818
Foreign currency, at value (cost $108,079)	107,699
Deposit with broker for centrally cleared/exchange-traded derivatives	299,321
Unrealized appreciation on OTC forward foreign currency exchange contracts	258,573
Receivable for investments sold	251,215
Dividends and interest receivable	248,877
Unrealized appreciation on OTC swap agreements	199,971
Due from broker—variation margin futures	33,922
Premiums paid for OTC swap agreements	22,449
Due from Manager	12,521
Prepaid expenses	284

Total Assets	28,266,290

Liabilities
Payable for investments purchased	746,660
Unrealized depreciation on OTC forward foreign currency exchange contracts	137,752
Unrealized depreciation on OTC swap agreements	122,584
Accrued expenses and other liabilities	83,995
Premiums received for OTC swap agreements	64,944
Due to broker—variation margin swaps	29,644
Options written outstanding, at value (proceeds received $24,483)	6,738
Unrealized depreciation on OTC cross currency exchange contracts	1,974
Affiliated transfer agent fee payable	83
Distribution fee payable	56

Total Liabilities	1,194,430

Net Assets	$27,071,860

Net assets were comprised of:
Common stock, at par	$27,712
Paid-in capital in excess of par	27,583,849
Total distributable earnings (loss)	(539,701)

Net assets, April 30, 2019	$27,071,860

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	57

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Class A
Net asset value, offering price and redemption price per share, ($252,247 ÷ 25,819 shares of common stock issued and outstanding)	$9.77
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.23

Class C
Net asset value, offering price and redemption price per share, ($18,359 ÷ 1,879 shares of common stock issued and outstanding)	$9.77

Class Z
Net asset value, offering price and redemption price per share, ($534,076 ÷ 54,669 shares of common stock issued and outstanding)	$9.77

Class R6
Net asset value, offering price and redemption price per share, ($26,267,178 ÷ 2,688,783 shares of common stock issued and outstanding)	$9.77

See Notes to Financial Statements.

58

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Interest income (net of $5,241 foreign withholding tax)	$396,017
Affiliated dividend income	6,741

Total income	402,758

Expenses
Management fee	63,505
Distribution fee(a)	195
Custodian and accounting fees	58,461
Registration fees(a)	33,356
Audit fee	18,844
Shareholders’ reports	15,487
Legal fees and expenses	9,036
Directors’ fees	6,020
Transfer agent’s fees and expenses (including affiliated expense of $229)(a)	265
Miscellaneous	5,924

Total expenses	211,093
Less: Fee waiver and/or expense reimbursement(a)	(137,157)

Net expenses	73,936

Net investment income (loss)	328,822

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(116,522)
Futures transactions	139,945
Forward and cross currency contract transactions	240,793
Options written transactions	10,394
Swap agreement transactions	186,269
Foreign currency transactions	(97,245)

363,634

Net change in unrealized appreciation (depreciation) on:
Investments	974,036
Futures	265,065
Forward rate agreements	1,329
Forward and cross currency contracts	(12,542)
Options written	14,438
Swap agreements	(74,837)
Foreign currencies	5,307

1,172,796

Net gain (loss) on investment and foreign currency transactions	1,536,430

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,865,252

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	59

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	107	88	—	—
Registration fees	8,339	8,339	8,339	8,339
Transfer agent’s fees and expenses	85	51	91	38
Fee waiver and/or expense reimbursement	(8,744)	(8,455)	(9,196)	(110,762)

See Notes to Financial Statements.

60

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	December 12, 2017* through October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$328,822	$469,585
Net realized gain (loss) on investment and foreign currency transactions	363,634	236,763
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,172,796	(1,300,626)

Net increase (decrease) in net assets resulting from operations	1,865,252	(594,278)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,634)	(1,243)
Class C	(665)	(258)
Class Z	(7,766)	(4,661)
Class R6	(1,079,514)	(717,845)

	(1,090,579)	(724,007)

Fund share transactions
Net proceeds from shares sold	554,413	25,246,480
Net asset value of shares issued in reinvestment of dividends and distributions	1,090,578	724,012
Cost of shares reacquired	(11)	—

Net increase (decrease) in net assets from Fund share transactions	1,644,980	25,970,492

Total increase (decrease)	2,419,653	24,652,207

Net Assets:
Beginning of period	24,652,207	—

End of period	$27,071,860	$24,652,207

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	61

Notes to Financial Statements (unaudited)

Prudential Global Total Return Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of two funds: PGIM Global Total Return (USD Hedged) Fund and PGIM Global Total Return Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Global Total Return (USD Hedged) Fund (the “Fund”). The Fund commenced operations on December 12, 2017.

The investment objective of the Fund is total return, through a combination of current income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

62

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future

PGIM Global Total Return (USD Hedged) Fund	63

Notes to Financial Statements (unaudited) (continued)

cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under

64

Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these

PGIM Global Total Return (USD Hedged) Fund	65

Notes to Financial Statements (unaudited) (continued)

contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes

66

obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

PGIM Global Total Return (USD Hedged) Fund	67

Notes to Financial Statements (unaudited) (continued)

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

68

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and

PGIM Global Total Return (USD Hedged) Fund	69

Notes to Financial Statements (unaudited) (continued)

early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

70

calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also

PGIM Global Total Return (USD Hedged) Fund	71

Notes to Financial Statements (unaudited) (continued)

responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that furnish investment advisory services in connection with the management of the Fund. In connection therewith, is obligated to keep certain books and records of the Fund. PGIM Investments pays the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.88% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares, and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expense for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recoupedby PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

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Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended April 30, 2019, PIMS received $71 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $5,253,129 and $2,814,459, respectively.

PGIM Global Total Return (USD Hedged) Fund	73

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$527,951	$3,308,028	$3,475,161	$—	$—	$360,818	360,818	$6,741

*	The Fund did not have any capital gain distributions during the reporting period.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2019 were as follows:

Tax Basis	$27,327,350

Gross Unrealized Appreciation	1,879,375
Gross Unrealized Depreciation	(2,152,884)

Net Unrealized Depreciation	$(273,509)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2018 of approximately $534,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of

74

Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.5 billion shares of common stock, at $0.01 par value per share, authorized and divided into four classes, designated Class A, Class C, Class Z and Class R6, each of which consists of 200 million, 300 million, 600 million and 400 million authorized shares, respectively.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,071 Class A shares, 1,060 Class C shares, 1,074 Class Z shares and 2,688,783 Class R6 shares of the Fund. At reporting period end, one shareholders of record, holding greater thatn 5% of the Fund, held 97% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	20,337	$197,820
Shares issued in reinvestment of dividends and distributions	276	2,633

Net increase (decrease) in shares outstanding	20,613	$200,453

Period ended October 31, 2018*:
Shares sold	5,077	$50,519
Shares issued in reinvestment of dividends and distributions	129	1,248

Net increase (decrease) in shares outstanding	5,206	$51,767

Class C
Six months ended April 30, 2019:
Shares issued in reinvestment of dividends and distributions	70	$665

Net increase (decrease) in shares outstanding	70	$665

Period ended October 31, 2018*:
Shares sold	1,782	$17,520
Shares issued in reinvestment of dividends and distributions	27	258

Net increase (decrease) in shares outstanding	1,809	$17,778

PGIM Global Total Return (USD Hedged) Fund	75

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2019:
Shares sold	36,531	$356,593
Shares issued in reinvestment of dividends and distributions	817	7,766
Shares reacquired	(1)	(11)

Net increase (decrease) in shares outstanding	37,347	$364,348

Period ended October 31, 2018*:
Shares sold	16,841	$168,445
Shares issued in reinvestment of dividends and distributions	481	4,661

Net increase (decrease) in shares outstanding	17,322	$173,106

Class R6
Six months ended April 30, 2019:
Shares issued in reinvestment of dividends and distributions	113,844	$1,079,514

Net increase (decrease) in shares outstanding	113,844	$1,079,514

Period ended October 31, 2018*:
Shares sold	2,501,000	$25,009,996
Shares issued in reinvestment of dividends and distributions	73,939	717,845

Net increase (decrease) in shares outstanding	2,574,939	$25,727,841

*	Commencement of operations was December 12, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

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The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may

PGIM Global Total Return (USD Hedged) Fund	77

Notes to Financial Statements (unaudited) (continued)

be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the

78

amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Global Total Return (USD Hedged) Fund	79

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.58		(0.42)
Total from investment operations	0.69		(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.26)
Net asset value, end of period	$9.77		$9.48
Total Return(c):	7.34%		(2.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$252		$49
Average net assets (000)	$86		$46
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88%	(e)	0.88%	(e)
Expenses before waivers and/or expense reimbursement	21.27%	(e)	80.88%	(e)
Net investment income (loss)	2.23%	(e)	1.86%	(e)
Portfolio turnover rate(f)	15%		67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

80

Class C Shares
	Six Months Ended April 30, 2019		December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.58		(0.43)
Total from investment operations	0.65		(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.19)
Net asset value, end of period	$9.77		$9.48
Total Return(c):	6.95%		(3.29)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18		$17
Average net assets (000)	$18		$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.63%	(e)	1.63%	(e)
Expenses before waivers and/or expense reimbursement	97.77%	(e)	290.47%	(e)
Net investment income (loss)	1.54%	(e)	1.13%	(e)
Portfolio turnover rate(f)	15%		67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	81

Financial Highlights (unaudited) continued)

Class Z Shares
	Six Months Ended April 30, 2019		December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.58		(0.42)
Total from investment operations	0.70		(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.28)
Net asset value, end of period	$9.77		$9.48
Total Return(c):	7.47%		(2.44)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$534		$164
Average net assets (000)	$210		$160
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63%	(e)	0.63%	(e)
Expenses before waivers and/or expense reimbursement	9.45%	(e)	24.70%	(e)
Net investment income (loss)	2.44%	(e)	2.11%	(e)
Portfolio turnover rate(f)	15%		67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

82

Class R6 Shares
	Six Months Ended April 30, 2019		December 12, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.58		(0.42)
Total from investment operations	0.70		(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.28)
Net asset value, end of period	$9.77		$9.48
Total Return(c):	7.51%		(2.40)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,267		$24,421
Average net assets (000)	$25,298		$24,571
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58%	(e)	0.58%	(e)
Expenses before waivers and/or expense reimbursement	1.46%	(e)	1.67%	(e)
Net investment income (loss)	2.59%	(e)	2.14%	(e)
Portfolio turnover rate(f)	15%		67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	83

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return (USD Hedged) Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PHEAX	PHECX	PHEZX	PHEQX
CUSIP	74439A707	74439A806	74439A871	74439A889

MF238E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2019